UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
MFS SERIES TRUST IX
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
April 30*
Date of reporting period:
October 31, 2025
*This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Corporate Bond Fund
Class A-MFBFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$39	0.76%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	4,621,502,729	Average Effective Maturity (yrs):	9.4
Total Number of Holdings:	418	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit
quality
AAA	3.5%
AA	3.6%
A	29.8%
BBB	50.3%
BB	5.9%
B	2.6%
U.S. Government	2.4%
Not Rated	0.0%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBA-SEM

MFS® Corporate Bond Fund
Class B-MFBBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$78	1.51%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	4,621,502,729	Average Effective Maturity (yrs):	9.4
Total Number of Holdings:	418	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit
quality
AAA	3.5%
AA	3.6%
A	29.8%
BBB	50.3%
BB	5.9%
B	2.6%
U.S. Government	2.4%
Not Rated	0.0%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBB-SEM

MFS® Corporate Bond Fund
Class C-MFBCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$78	1.51%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	4,621,502,729	Average Effective Maturity (yrs):	9.4
Total Number of Holdings:	418	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit
quality
AAA	3.5%
AA	3.6%
A	29.8%
BBB	50.3%
BB	5.9%
B	2.6%
U.S. Government	2.4%
Not Rated	0.0%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBC-SEM

MFS® Corporate Bond Fund
Class I-MBDIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$26	0.51%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	4,621,502,729	Average Effective Maturity (yrs):	9.4
Total Number of Holdings:	418	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit
quality
AAA	3.5%
AA	3.6%
A	29.8%
BBB	50.3%
BB	5.9%
B	2.6%
U.S. Government	2.4%
Not Rated	0.0%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBI-SEM

MFS® Corporate Bond Fund
Class R1-MFBGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$78	1.51%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	4,621,502,729	Average Effective Maturity (yrs):	9.4
Total Number of Holdings:	418	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit
quality
AAA	3.5%
AA	3.6%
A	29.8%
BBB	50.3%
BB	5.9%
B	2.6%
U.S. Government	2.4%
Not Rated	0.0%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR1-SEM

MFS® Corporate Bond Fund
Class R2-MBRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	1.01%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	4,621,502,729	Average Effective Maturity (yrs):	9.4
Total Number of Holdings:	418	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit
quality
AAA	3.5%
AA	3.6%
A	29.8%
BBB	50.3%
BB	5.9%
B	2.6%
U.S. Government	2.4%
Not Rated	0.0%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR2-SEM

MFS® Corporate Bond Fund
Class R3-MFBHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$39	0.76%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	4,621,502,729	Average Effective Maturity (yrs):	9.4
Total Number of Holdings:	418	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit
quality
AAA	3.5%
AA	3.6%
A	29.8%
BBB	50.3%
BB	5.9%
B	2.6%
U.S. Government	2.4%
Not Rated	0.0%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR3-SEM

MFS® Corporate Bond Fund
Class R4-MFBJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$26	0.51%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	4,621,502,729	Average Effective Maturity (yrs):	9.4
Total Number of Holdings:	418	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit
quality
AAA	3.5%
AA	3.6%
A	29.8%
BBB	50.3%
BB	5.9%
B	2.6%
U.S. Government	2.4%
Not Rated	0.0%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR4-SEM

MFS® Corporate Bond Fund
Class R6-MFBKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.41%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	4,621,502,729	Average Effective Maturity (yrs):	9.4
Total Number of Holdings:	418	Average Effective Duration (yrs):	6.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit
quality
AAA	3.5%
AA	3.6%
A	29.8%
BBB	50.3%
BB	5.9%
B	2.6%
U.S. Government	2.4%
Not Rated	0.0%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFBR6-SEM

MFS® Limited Maturity Fund
Class A-MQLFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$29	0.57%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	3,259,888,216	Average Effective Maturity (yrs):	2.4
Total Number of Holdings:	381	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	12.7%
AA	11.3%
A	19.7%
BBB	32.6%
CCC	0.0%
CC	0.0%
U.S. Government	21.2%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLA-SEM

MFS® Limited Maturity Fund
Class B-MQLBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$67	1.32%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	3,259,888,216	Average Effective Maturity (yrs):	2.4
Total Number of Holdings:	381	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	12.7%
AA	11.3%
A	19.7%
BBB	32.6%
CCC	0.0%
CC	0.0%
U.S. Government	21.2%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLB-SEM

MFS® Limited Maturity Fund
Class C-MQLCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$72	1.42%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	3,259,888,216	Average Effective Maturity (yrs):	2.4
Total Number of Holdings:	381	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	12.7%
AA	11.3%
A	19.7%
BBB	32.6%
CCC	0.0%
CC	0.0%
U.S. Government	21.2%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLC-SEM

MFS® Limited Maturity Fund
Class I-MQLIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$21	0.42%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	3,259,888,216	Average Effective Maturity (yrs):	2.4
Total Number of Holdings:	381	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	12.7%
AA	11.3%
A	19.7%
BBB	32.6%
CCC	0.0%
CC	0.0%
U.S. Government	21.2%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLI-SEM

MFS® Limited Maturity Fund
Class R1-MQLGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$72	1.42%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	3,259,888,216	Average Effective Maturity (yrs):	2.4
Total Number of Holdings:	381	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	12.7%
AA	11.3%
A	19.7%
BBB	32.6%
CCC	0.0%
CC	0.0%
U.S. Government	21.2%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR1-SEM

MFS® Limited Maturity Fund
Class R2-MLMRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$42	0.82%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	3,259,888,216	Average Effective Maturity (yrs):	2.4
Total Number of Holdings:	381	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	12.7%
AA	11.3%
A	19.7%
BBB	32.6%
CCC	0.0%
CC	0.0%
U.S. Government	21.2%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR2-SEM

MFS® Limited Maturity Fund
Class R3-MQLHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$34	0.67%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	3,259,888,216	Average Effective Maturity (yrs):	2.4
Total Number of Holdings:	381	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	12.7%
AA	11.3%
A	19.7%
BBB	32.6%
CCC	0.0%
CC	0.0%
U.S. Government	21.2%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR3-SEM

MFS® Limited Maturity Fund
Class R4-MQLJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$21	0.42%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	3,259,888,216	Average Effective Maturity (yrs):	2.4
Total Number of Holdings:	381	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	12.7%
AA	11.3%
A	19.7%
BBB	32.6%
CCC	0.0%
CC	0.0%
U.S. Government	21.2%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR4-SEM

MFS® Limited Maturity Fund
Class R6-MQLKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$17	0.34%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	3,259,888,216	Average Effective Maturity (yrs):	2.4
Total Number of Holdings:	381	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	12.7%
AA	11.3%
A	19.7%
BBB	32.6%
CCC	0.0%
CC	0.0%
U.S. Government	21.2%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MQLR6-SEM

MFS® Municipal Limited
Maturity Fund
Class A-MTLFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$30	0.58%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,914,376,945	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,121	Average Effective Duration (yrs):	3.6
Portfolio Turnover Rate (%):	16
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	3.8%
AA	36.8%
A	34.3%
BBB	13.4%
BB	3.6%
B	0.6%
Not Rated	5.5%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLA-SEM

MFS® Municipal Limited
Maturity Fund
Class B-MTLBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$68	1.33%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,914,376,945	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,121	Average Effective Duration (yrs):	3.6
Portfolio Turnover Rate (%):	16
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	3.8%
AA	36.8%
A	34.3%
BBB	13.4%
BB	3.6%
B	0.6%
Not Rated	5.5%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLB-SEM

MFS® Municipal Limited
Maturity Fund
Class C-MTLCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.43%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,914,376,945	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,121	Average Effective Duration (yrs):	3.6
Portfolio Turnover Rate (%):	16
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	3.8%
AA	36.8%
A	34.3%
BBB	13.4%
BB	3.6%
B	0.6%
Not Rated	5.5%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLC-SEM

MFS® Municipal Limited
Maturity Fund
Class I-MTLIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$22	0.43%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,914,376,945	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,121	Average Effective Duration (yrs):	3.6
Portfolio Turnover Rate (%):	16
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	3.8%
AA	36.8%
A	34.3%
BBB	13.4%
BB	3.6%
B	0.6%
Not Rated	5.5%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLI-SEM

MFS® Municipal Limited
Maturity Fund
Class R6-MTLRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.36%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,914,376,945	Average Effective Maturity (yrs):	5.2
Total Number of Holdings:	1,121	Average Effective Duration (yrs):	3.6
Portfolio Turnover Rate (%):	16
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Composition including fixed income credit
quality
AAA	3.8%
AA	36.8%
A	34.3%
BBB	13.4%
BB	3.6%
B	0.6%
Not Rated	5.5%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTLR6-SEM

MFS® Total Return
Bond Fund
Class A-MRBFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$31	0.60%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	8,388,398,152	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,083	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit
quality
AAA	12.3%
AA	6.0%
A	10.6%
BBB	22.1%
BB	4.0%
B	2.3%
CCC	0.0%
CC	0.0%
U.S. Government	22.5%
Federal Agencies	16.9%
Not Rated	0.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFA-SEM

MFS® Total Return
Bond Fund
Class B-MRBBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$69	1.35%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	8,388,398,152	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,083	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit
quality
AAA	12.3%
AA	6.0%
A	10.6%
BBB	22.1%
BB	4.0%
B	2.3%
CCC	0.0%
CC	0.0%
U.S. Government	22.5%
Federal Agencies	16.9%
Not Rated	0.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFB-SEM

MFS® Total Return
Bond Fund
Class C-MRBCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$74	1.45%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	8,388,398,152	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,083	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit
quality
AAA	12.3%
AA	6.0%
A	10.6%
BBB	22.1%
BB	4.0%
B	2.3%
CCC	0.0%
CC	0.0%
U.S. Government	22.5%
Federal Agencies	16.9%
Not Rated	0.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFC-SEM

MFS® Total Return
Bond Fund
Class I-MRBIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$23	0.45%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	8,388,398,152	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,083	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit
quality
AAA	12.3%
AA	6.0%
A	10.6%
BBB	22.1%
BB	4.0%
B	2.3%
CCC	0.0%
CC	0.0%
U.S. Government	22.5%
Federal Agencies	16.9%
Not Rated	0.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFI-SEM

MFS® Total Return
Bond Fund
Class R1-MRBGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$74	1.45%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	8,388,398,152	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,083	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit
quality
AAA	12.3%
AA	6.0%
A	10.6%
BBB	22.1%
BB	4.0%
B	2.3%
CCC	0.0%
CC	0.0%
U.S. Government	22.5%
Federal Agencies	16.9%
Not Rated	0.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR1-SEM

MFS® Total Return
Bond Fund
Class R2-MRRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.95%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	8,388,398,152	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,083	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit
quality
AAA	12.3%
AA	6.0%
A	10.6%
BBB	22.1%
BB	4.0%
B	2.3%
CCC	0.0%
CC	0.0%
U.S. Government	22.5%
Federal Agencies	16.9%
Not Rated	0.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR2-SEM

MFS® Total Return
Bond Fund
Class R3-MRBHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.70%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	8,388,398,152	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,083	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit
quality
AAA	12.3%
AA	6.0%
A	10.6%
BBB	22.1%
BB	4.0%
B	2.3%
CCC	0.0%
CC	0.0%
U.S. Government	22.5%
Federal Agencies	16.9%
Not Rated	0.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR3-SEM

MFS® Total Return
Bond Fund
Class R4-MRBJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$23	0.45%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	8,388,398,152	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,083	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit
quality
AAA	12.3%
AA	6.0%
A	10.6%
BBB	22.1%
BB	4.0%
B	2.3%
CCC	0.0%
CC	0.0%
U.S. Government	22.5%
Federal Agencies	16.9%
Not Rated	0.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR4-SEM

MFS® Total Return
Bond Fund
Class R6-MRBKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$18	0.35%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	8,388,398,152	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,083	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit
quality
AAA	12.3%
AA	6.0%
A	10.6%
BBB	22.1%
BB	4.0%
B	2.3%
CCC	0.0%
CC	0.0%
U.S. Government	22.5%
Federal Agencies	16.9%
Not Rated	0.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RBFR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Corporate Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Corporate Bond Fund
Portfolio of Investments − 10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.0%
Aerospace & Defense – 2.1%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,680,276
Boeing Co., 5.15%, 5/01/2030	15,298,000	15,736,092
Boeing Co., 6.388%, 5/01/2031	6,580,000	7,156,348
Boeing Co., 5.805%, 5/01/2050	33,463,000	33,235,678
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	4,416,000	4,657,172
L3Harris Technologies, Inc., 5.4%, 7/31/2033	8,332,000	8,688,195
TransDigm, Inc., 6.875%, 12/15/2030 (n)	16,762,000	17,402,526
		$95,556,287
Asset-Backed & Securitized – 3.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.995%, 11/15/2054 (i)	$110,347,819	$4,023,944
ACREC 2021-FL1 Ltd., “A”, FLR, 5.296% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	6,108,618	6,108,661
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	10,950,481	11,004,920
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.846% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,840,903
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.782% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	16,374,000	16,404,701
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	429,963	430,480
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.701% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	135,846	302,884
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	193,821,667	9,574,151
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	8,425,649	8,458,053
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	11,593,604	11,702,379
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,848,307	4,876,775
KREF 2018-FT1 Ltd., “A”, FLR, 5.216% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	4,024,708	4,021,851
KREF 2018-FT1 Ltd., “AS”, FLR, 5.446% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	9,022,040
MF1 2024-FL5 LLC, “A”, FLR, 5.719% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	14,356,000	14,396,857
MF1 2022-FL8 Ltd., “A”, FLR, 5.352% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	9,274,274	9,274,237
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	4,116,882	4,108,153
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	4,132,887	4,160,598
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,963,520	2,983,446
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	2,410,835	2,420,453
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	3,815,756	3,854,897
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	16,702,054	16,783,286
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	3,695,598	3,732,501
		$152,486,170
Automotive – 1.4%
Cummins, Inc., 5.45%, 2/20/2054	$7,545,000	$7,524,581
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	8,394,000	8,488,422
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	10,040,000	10,048,106
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	6,755,000	6,874,161
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	11,273,000	11,226,339
Hyundai Capital America, 4.5%, 9/18/2030 (n)	6,205,000	6,192,202
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	5,497,000	5,508,129
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	8,166,000	8,554,350
		$64,416,290
Broadcasting – 1.0%
Walt Disney Co., 3.5%, 5/13/2040	$19,749,000	$16,605,188
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	2,061,933
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,520,116
MFBFS-SEM
1

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	$11,650,000	$11,144,772
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	10,874,000	10,372,304
		$47,704,313
Brokerage & Asset Managers – 2.3%
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	$19,354,000	$19,694,166
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	3,900,000	4,068,362
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,926,264
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	16,329,975
LPL Holdings, Inc., 5.65%, 3/15/2035	15,512,000	15,832,337
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	6,298,000	6,543,800
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	2,507,000	2,589,972
The Carlyle Group, Inc., 5.05%, 9/19/2035	27,142,000	26,902,286
		$104,887,162
Building – 1.3%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$16,803,000	$16,933,225
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	9,787,000	9,968,206
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	9,787,000	10,037,498
Vulcan Materials Co., 3.5%, 6/01/2030	4,932,000	4,767,667
Vulcan Materials Co., 4.5%, 6/15/2047	10,514,000	9,184,093
Vulcan Materials Co., 5.7%, 12/01/2054	7,935,000	8,118,970
		$59,009,659
Business Services – 1.5%
Accenture Capital, Inc., 4.25%, 10/04/2031	$9,441,000	$9,424,312
Accenture Capital, Inc., 4.5%, 10/04/2034	6,291,000	6,202,880
Fiserv, Inc., 4.4%, 7/01/2049	12,709,000	10,183,797
Mastercard, Inc., 4.35%, 1/15/2032	4,520,000	4,544,407
Mastercard, Inc., 4.55%, 1/15/2035	9,273,000	9,260,000
Paychex, Inc., 5.1%, 4/15/2030	5,597,000	5,754,677
Paychex, Inc., 5.35%, 4/15/2032	12,254,000	12,708,096
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	10,367,000	10,707,384
		$68,785,553
Cable TV – 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$15,131,000	$15,817,471
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035	7,999,000	7,977,380
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	18,364,000	15,580,963
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	4,303,000	4,279,092
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	7,055,000	6,956,944
Comcast Corp., 2.887%, 11/01/2051	13,896,000	8,420,948
Videotron Ltd., 3.625%, 6/15/2029 (n)	19,209,000	18,620,546
Videotron Ltd., 5.7%, 1/15/2035 (n)	15,385,000	15,736,892
		$93,390,236
Chemicals – 0.9%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$23,765,000	$24,270,957
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	18,888,000	18,681,588
		$42,952,545
2

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.0%
Microsoft Corp., 2.525%, 6/01/2050	$5,450,000	$3,421,498
Microsoft Corp., 2.5%, 9/15/2050	14,610,000	9,126,226
Oracle Corp., 4.8%, 9/26/2032	8,184,000	8,099,741
Oracle Corp., 5.2%, 9/26/2035	9,127,000	8,988,310
Oracle Corp., 4%, 7/15/2046	4,254,000	3,188,239
Oracle Corp., 5.55%, 2/06/2053	12,451,000	11,184,639
		$44,008,653
Computer Software - Systems – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$6,683,000	$4,247,617
Conglomerates – 1.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$5,067,000	$5,300,752
Regal Rexnord Corp., 6.05%, 4/15/2028	10,547,000	10,910,039
Regal Rexnord Corp., 6.3%, 2/15/2030	14,860,000	15,728,358
Regal Rexnord Corp., 6.4%, 4/15/2033	11,138,000	11,937,812
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	10,836,000	10,967,918
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	8,326,000	8,745,930
		$63,590,809
Consumer Products – 1.0%
Haleon US Capital LLC, 3.625%, 3/24/2032	$11,835,000	$11,206,081
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	13,979,000	13,782,408
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	5,144,000	5,262,610
L'Oréal S.A., 5%, 5/20/2035 (n)	10,013,000	10,298,541
Mattel, Inc., 3.75%, 4/01/2029 (n)	7,492,000	7,268,893
		$47,818,533
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$14,472,000	$15,475,273
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	6,759,000	6,883,427
Service Corp. International, 5.75%, 10/15/2032	6,087,000	6,175,584
		$28,534,284
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$15,431,000	$16,128,263
Electronics – 1.6%
Broadcom, Inc., 5.05%, 7/12/2029	$8,807,000	$9,068,686
Broadcom, Inc., 5.2%, 7/15/2035	12,805,000	13,190,251
Broadcom, Inc., 4.8%, 2/15/2036	8,987,000	8,919,460
Intel Corp., 5.7%, 2/10/2053	7,743,000	7,444,102
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,355,087
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5.25%, 8/19/2035	21,622,000	21,817,966
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,722,000	9,421,723
		$73,217,275
Emerging Market Quasi-Sovereign – 0.2%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$8,025,000	$7,400,428
3

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 1.4%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$19,295,000	$19,601,790
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	13,484,000	13,766,842
United Mexican States, 5.85%, 7/02/2032	13,739,000	14,199,256
United Mexican States, 6.625%, 1/29/2038	11,920,000	12,587,520
United Mexican States, 6.338%, 5/04/2053	4,838,000	4,800,506
		$64,955,914
Energy - Independent – 1.3%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$7,894,000	$8,314,555
Occidental Petroleum Corp., 4.4%, 4/15/2046	17,633,000	13,974,006
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,617,358
Pioneer Natural Resources Co., 2.15%, 1/15/2031	20,530,000	18,553,995
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	14,313,000	15,732,420
		$59,192,334
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$10,654,000	$7,019,549
Entertainment – 1.5%
Carnival Corp., 5.75%, 8/01/2032 (n)	$15,087,000	$15,498,614
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	18,053,000	18,032,745
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	6,700,000	6,826,193
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	9,140,000	9,384,127
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	5,290,000	5,325,855
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	12,829,000	13,026,836
		$68,094,370
Financial Institutions – 2.0%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$4,843,000	$4,840,421
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	8,890,436
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,143,000	4,945,618
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	9,626,000	9,501,306
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	10,320,000	10,814,865
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	4,283,000	4,333,776
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	7,609,000	8,121,101
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	5,461,000	5,633,038
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	5,461,000	5,688,887
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	8,010,000	7,529,780
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	21,169,000	21,750,377
		$92,049,605
Food & Beverages – 4.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$4,409,508
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	17,135,000	15,032,282
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	20,190,000	20,366,467
Flowers Foods, Inc., 5.75%, 3/15/2035	13,988,000	14,141,561
Flowers Foods, Inc., 6.2%, 3/15/2055	4,346,000	4,250,954
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	12,093,595
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	7,345,000	6,858,738
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	6,203,000	6,434,434
Kraft Heinz Foods Co., 4.875%, 10/01/2049	7,869,000	6,904,801
Kraft Heinz Foods Co., 5.5%, 6/01/2050	9,757,000	9,254,652
Mars, Inc., 4.55%, 4/20/2028 (n)	9,306,000	9,417,310
4

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Mars, Inc., 5%, 3/01/2032 (n)	$19,768,000	$20,314,078
Mars, Inc., 5.2%, 3/01/2035 (n)	3,438,000	3,528,737
Mars, Inc., 3.95%, 4/01/2049 (n)	10,409,000	8,354,310
Mars, Inc., 5.7%, 5/01/2055 (n)	13,975,000	14,219,551
Primo Water Holdings, Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	18,150,000	17,650,678
SYSCO Corp., 4.45%, 3/15/2048	10,038,000	8,569,244
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	9,882,000	10,012,105
		$191,813,005
Gaming & Lodging – 2.1%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$14,904,000	$15,441,781
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	18,564,000	18,796,050
Las Vegas Sands Corp., 5.9%, 6/01/2027	6,679,000	6,804,757
Las Vegas Sands Corp., 6.2%, 8/15/2034	8,932,000	9,379,073
Marriott International, Inc., 2.85%, 4/15/2031	12,565,000	11,574,155
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	5,546,000	5,833,183
Sands China Ltd., 2.85%, 3/08/2029	15,270,000	14,443,049
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	7,027,371
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	8,594,000	8,585,037
		$97,884,456
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$11,452,000	$11,860,991
Insurance – 2.7%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$19,088,000	$18,156,589
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	2,345,175
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	8,970,000	9,186,422
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	9,874,000	9,933,372
Lincoln National Corp., 5.852%, 3/15/2034	13,260,000	13,908,781
MetLife, Inc., 5.3%, 12/15/2034	9,878,000	10,286,950
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	23,268,000	25,013,672
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	19,990,000	20,526,413
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	14,206,000	15,644,721
		$125,002,095
Insurance - Health – 1.6%
Elevance Health, Inc., 5.65%, 6/15/2054	$15,203,000	$14,974,166
Humana, Inc., 5.375%, 4/15/2031	8,892,000	9,184,169
Humana, Inc., 5.55%, 5/01/2035	9,053,000	9,257,288
Humana, Inc., 4.95%, 10/01/2044	7,759,000	6,908,087
UnitedHealth Group, Inc., 5.3%, 2/15/2030	8,423,000	8,773,784
UnitedHealth Group, Inc., 5.5%, 7/15/2044	11,737,000	11,777,903
UnitedHealth Group, Inc., 5.875%, 2/15/2053	13,807,000	14,178,282
		$75,053,679
Insurance - Property & Casualty – 3.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$14,078,000	$14,333,600
American International Group, Inc., 4.85%, 5/07/2030	8,082,000	8,267,581
American International Group, Inc., 5.125%, 3/27/2033	16,737,000	17,190,585
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	14,386,000	15,927,877
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	13,273,388
Brown & Brown, Inc., 5.25%, 6/23/2032	2,879,000	2,948,740
5

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Brown & Brown, Inc., 6.25%, 6/23/2055	$3,685,000	$3,875,342
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	10,546,272
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,771,000	4,980,826
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	11,191,000	11,839,829
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055 (n)	7,484,000	8,107,181
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	19,865,000	20,303,496
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	12,177,000	11,987,428
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	4,401,000	4,548,332
		$148,130,477
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$16,771,718
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	16,065,000	14,359,365
		$31,131,083
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$26,044,353
Machinery & Tools – 0.9%
AGCO Corp., 5.8%, 3/21/2034	$7,879,000	$8,206,782
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	3,228,000	3,222,010
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	10,181,599
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	4,502,000	4,755,401
CNH Industrial Capital LLC, 5.5%, 1/12/2029	10,984,000	11,366,870
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,297,679
		$43,030,341
Major Banks – 14.8%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$13,536,000	$13,578,465
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	6,620,000	6,909,211
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	12,703,000	11,608,646
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	8,451,000	9,059,025
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	13,347,000	12,058,694
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	12,069,612
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	14,296,289
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	24,068,000	23,883,065
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	16,262,000	16,907,165
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,827,000	12,025,694
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	14,717,000	15,019,555
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	7,329,000	7,397,855
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	9,995,000	10,956,364
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	9,426,000	9,545,017
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	14,169,000	14,265,084
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	11,995,000	12,273,733
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	19,470,554
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	7,470,717
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	25,493,000	25,947,939
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,377,004
JPMorgan Chase & Co., 3.54%, 5/01/2028	13,887,000	13,765,198
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,944,209
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	33,482,851
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	5,407,000	5,613,476
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	19,973,000	20,196,534
6

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	$14,185,000	$13,846,464
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	6,954,000	7,174,496
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	16,113,000	16,451,020
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	17,246,000	17,191,039
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	4,781,000	4,933,368
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	3,243,080
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	23,279,000	22,608,531
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	11,137,000	11,619,076
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	19,810,088
Nationwide Building Society, 4.351%, 9/30/2030 (n)	15,908,000	15,847,148
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	16,788,000	16,411,163
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	6,731,000	6,820,310
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	8,687,000	9,167,852
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	6,505,000	6,797,960
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	25,154,448
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	12,748,325
Toronto-Dominion Bank, 4.693%, 9/15/2027	13,991,000	14,150,018
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	35,561,000	34,029,953
UBS Group AG, 5.58%, 5/09/2036 (n)	23,300,000	24,315,977
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	12,670,000	11,453,689
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	9,319,000	9,413,196
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	10,140,000	10,003,344
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	10,754,000	11,130,652
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	12,007,000	12,427,027
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	4,281,000	4,446,148
		$683,316,328
Medical & Health Technology & Services – 2.1%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$12,203,000	$11,303,920
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,336,306
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	6,136,925
CommonSpirit Health, 5.662%, 9/01/2055	7,411,000	7,378,964
HCA, Inc., 4.9%, 11/15/2035	12,590,000	12,440,383
HCA, Inc., 5.7%, 11/15/2055	8,467,000	8,258,383
ICON Investments Six DAC, 5.809%, 5/08/2027	17,938,000	18,309,181
ICON Investments Six DAC, 5.849%, 5/08/2029	2,916,000	3,046,581
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	9,377,892
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	16,466,000	16,458,318
		$98,046,853
Medical Equipment – 0.6%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$10,313,415
Stryker Corp., 4.625%, 9/11/2034	15,607,000	15,535,384
		$25,848,799
Metals & Mining – 0.9%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$11,171,000	$10,812,098
Novelis, Inc., 4.75%, 1/30/2030 (n)	16,644,000	16,087,738
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	7,474,000	7,671,809
Vale Overseas Ltd., 6.4%, 6/28/2054	6,666,000	6,944,592
		$41,516,237
7

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 4.5%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$16,893,000	$17,287,521
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	3,370,000	3,407,985
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	8,216,000	8,778,966
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	8,633,000	9,286,813
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	18,259,000	17,958,183
Enbridge, Inc., 5.95%, 4/05/2054	6,760,000	6,939,321
Energy Transfer LP, 6.5% to 2/15/2031, FLR (CMT - 5yr. + 2.676%) to 2/15/2056	11,357,000	11,254,136
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	6,504,000	6,691,512
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	7,674,297	7,472,896
Plains All American Pipeline LP, 5.95%, 6/15/2035	10,914,000	11,396,592
Plains All American Pipeline LP, 5.6%, 1/15/2036	7,525,000	7,602,688
Plains All American Pipeline LP, 4.9%, 2/15/2045	13,471,000	11,792,658
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	15,327,000	15,195,263
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	6,372,000	6,910,224
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	2,537,000	2,615,769
Targa Resources Corp., 4.2%, 2/01/2033	7,413,000	7,057,994
Targa Resources Corp., 4.95%, 4/15/2052	20,769,000	17,760,750
Targa Resources Corp., 6.25%, 7/01/2052	3,900,000	3,981,810
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,466,225
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	12,365,000	11,431,854
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	10,694,000	9,995,316
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	5,043,000	5,282,306
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	4,874,000	5,162,107
		$209,728,889
Municipals – 0.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$8,975,996
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	9,330,000	9,752,610
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	9,495,000	10,054,675
		$28,783,281
Natural Gas - Distribution – 0.7%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$18,170,000	$19,291,523
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054	8,222,000	8,507,895
Sempra, 6.375% to 4/01/2031, FLR (CMT - 5yr. + 2.632%) to 4/01/2056	5,487,000	5,637,947
		$33,437,365
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$8,925,000	$8,944,933
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	14,050,000	14,188,736
		$23,133,669
Network & Telecom – 0.5%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$15,965,000	$16,404,706
NTT Finance Corp., 5.502%, 7/16/2035 (n)	6,761,000	7,047,657
		$23,452,363
Oils – 0.9%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$12,828,000	$13,272,635
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	15,149,052	12,447,219
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	17,023,000	14,469,550
		$40,189,404
8

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 3.0%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$21,135,000	$22,425,724
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	3,642,000	3,835,015
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	11,170,000	12,172,228
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	12,906,000	13,359,810
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	5,811,000	6,040,578
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	21,476,000	23,949,484
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	4,193,000	4,539,205
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	9,528,000	9,553,345
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)	13,834,000	14,080,467
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	3,736,000	3,794,973
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	11,335,531
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	12,447,000	13,453,473
		$138,539,833
Pharmaceuticals – 1.6%
AbbVie, Inc., 5.35%, 3/15/2044	$14,936,000	$14,996,232
AbbVie, Inc., 5.4%, 3/15/2054	8,759,000	8,713,009
Biogen, Inc., 5.05%, 1/15/2031	12,034,000	12,393,923
Eli Lilly & Co., 5.5%, 2/12/2055	6,063,000	6,179,574
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	8,608,949
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,884,355
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	8,944,000	9,289,719
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	7,259,000	7,696,624
		$73,762,385
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$7,073,000	$6,916,692
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	4,300,000	4,498,342
		$11,415,034
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$13,761,000	$13,709,476
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	17,231,000	18,292,851
		$32,002,327
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$15,724,000	$15,050,131
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	8,973,000	8,985,445
Canadian Pacific Railway Co., 3.1%, 12/02/2051	21,527,000	14,576,786
		$38,612,362
Real Estate - Apartment – 0.7%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$6,707,000	$6,921,318
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	22,341,000	22,673,794
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	6,036,000	4,853,439
		$34,448,551
Real Estate - Office – 1.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$11,718,000	$11,694,040
Boston Properties LP, REIT, 2.75%, 10/01/2026	9,750,000	9,618,921
COPT Defense Properties, 4.5%, 10/15/2030	5,267,000	5,236,412
Corporate Office Property LP, REIT, 2%, 1/15/2029	9,985,000	9,288,626
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	12,671,000	11,493,200
9

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – continued
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	$8,148,000	$8,511,226
		$55,842,425
Real Estate - Other – 0.6%
Lexington Realty Trust Co., 2.375%, 10/01/2031	$16,265,000	$14,126,540
Prologis LP, REIT, 5.125%, 1/15/2034	14,126,000	14,510,937
		$28,637,477
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$13,864,120
STORE Capital Corp., REIT, 4.625%, 3/15/2029	6,457,000	6,417,371
STORE Capital Corp., REIT, 2.75%, 11/18/2030	3,448,000	3,137,258
STORE Capital Corp., REIT, 2.7%, 12/01/2031	23,100,000	20,261,660
		$43,680,409
Retailers – 1.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$12,247,000	$9,348,928
Amazon.com, Inc., 3.6%, 4/13/2032	12,124,000	11,710,418
Home Depot, Inc., 4.85%, 6/25/2031	4,354,000	4,498,412
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,863,263
Home Depot, Inc., 3.9%, 6/15/2047	2,382,000	1,921,087
Parkland Corp., 6.625%, 8/15/2032 (n)	18,222,000	18,602,967
		$58,945,075
Specialty Stores – 0.2%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$12,244,000	$9,134,738
Supermarkets – 0.3%
Kroger Co., 5.5%, 9/15/2054	$12,325,000	$11,984,113
Telecommunications - Wireless – 2.2%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$12,033,789
American Tower Corp., 5.45%, 2/15/2034	10,065,000	10,439,551
American Tower Corp., 3.7%, 10/15/2049	6,193,000	4,657,973
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	20,384,000	16,361,632
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	8,755,000	8,749,078
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,467,527
Rogers Communications, Inc., 4.55%, 3/15/2052	3,085,000	2,529,346
T-Mobile USA, Inc., 5.05%, 7/15/2033	8,401,000	8,542,234
T-Mobile USA, Inc., 3%, 2/15/2041	17,961,000	13,444,836
Vodafone Group PLC, 5.625%, 2/10/2053	16,182,000	15,743,694
		$99,969,660
Tobacco – 1.0%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$12,025,000	$12,958,747
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	15,174,000	15,728,671
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	15,373,000	15,954,109
		$44,641,527
10

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$19,070,000	$20,156,879
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	11,010,000	11,245,721
		$31,402,600
U.S. Treasury Obligations – 2.4%
U.S. Treasury Bonds, 4.625%, 5/15/2044 (f)	$9,296,000	$9,302,173
U.S. Treasury Bonds, 4.125%, 8/15/2044	9,915,000	9,280,207
U.S. Treasury Bonds, 4.75%, 2/15/2045	9,101,000	9,227,561
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	38,005,000	39,774,608
U.S. Treasury Bonds, 4.875%, 8/15/2045	22,036,000	22,697,080
U.S. Treasury Notes, 3.5%, 10/15/2028	18,511,000	18,460,384
		$108,742,013
Utilities - Electric Power – 8.6%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$4,802,000	$4,405,683
Adani Transmission Ltd., 4.25%, 5/21/2036	4,769,090	4,341,054
Adani Transmission Step-One Ltd., 4%, 8/03/2026	14,632,000	14,502,199
AEP Transmission Co. LLC, 5.375%, 6/15/2035	9,949,000	10,305,041
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,852,000	5,813,589
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	5,767,000	5,794,445
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	4,230,020
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,682,423
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,727,657
DTE Energy Co., 4.95%, 7/01/2027	11,963,000	12,107,626
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	15,465,000	14,464,000
Duke Energy Florida LLC, 3.4%, 10/01/2046	5,361,000	3,990,595
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	9,287,646
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	13,065,000	13,153,200
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	6,669,000	5,967,971
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,311,434
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,592,261
Eversource Energy, 4.45%, 12/15/2030	6,435,000	6,412,726
Eversource Energy, 5.5%, 1/01/2034	11,861,000	12,287,111
FirstEnergy Corp., 3.9%, 7/15/2027	12,659,000	12,579,813
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	11,401,173
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	6,224,426
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,746,651
Georgia Power Co., 4.7%, 5/15/2032	4,686,000	4,750,508
Georgia Power Co., 4.95%, 5/17/2033	3,562,000	3,636,099
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	12,473,627
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	20,342,422
Jersey Central Power & Light Co., 5.1%, 1/15/2035	3,866,000	3,920,755
MidAmerican Energy Co., 5.85%, 9/15/2054	14,824,000	15,633,994
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	15,877,000	16,277,282
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	12,945,000	13,429,253
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,665,000	6,776,432
Pacific Gas & Electric Co., 2.5%, 2/01/2031	10,507,000	9,404,341
Pacific Gas & Electric Co., 4%, 12/01/2046	9,079,000	6,864,366
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,890,139
PSEG Power LLC, 5.2%, 5/15/2030 (n)	12,874,000	13,205,795
PSEG Power LLC, 5.75%, 5/15/2035 (n)	10,101,000	10,553,177
Public Service Electric & Gas Co., 5.5%, 3/01/2055	7,751,000	7,816,691
Southern California Edison Co., 4.5%, 9/01/2040	4,499,000	3,966,639
WEC Energy Group, Inc., 4.75%, 1/09/2026	13,672,000	13,670,062
11

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Xcel Energy, Inc., 5.5%, 3/15/2034	$17,216,000	$17,825,558
Xcel Energy, Inc., 5.6%, 4/15/2035	2,148,000	2,228,562
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	5,000,000	5,143,335
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	8,777,000	9,183,173
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	2,010,000	2,108,928
		$397,429,882
Total Bonds (Identified Cost, $4,480,478,185)		$4,482,039,928
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $86,619,280)	86,614,167	$86,631,490
Other Assets, Less Liabilities – 1.1%		52,831,311
Net Assets – 100.0%		$4,621,502,729

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $86,631,490 and
$4,482,039,928, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$1,769,617,556, representing 38.3% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 10/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,020	$119,658,750	December – 2025	$3,034,473
U.S. Treasury Ultra Bond 30 yr	Long	USD	685	83,077,656	December – 2025	2,828,794
U.S. Treasury Ultra Note 10 yr	Short	USD	153	17,669,109	December – 2025	111,823
						$5,975,090
12

MFS Corporate Bond Fund
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	627	$130,567,852	December – 2025	$(16,147)
At October 31, 2025, the fund had liquid securities with an aggregate value of $8,657,135 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

MFS Corporate Bond Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $4,480,478,185)	$4,482,039,928
Investments in affiliated issuers, at value (identified cost, $86,619,280)	86,631,490
Cash	312
Receivables for
Investments sold	1,388,564
Fund shares sold	6,930,553
Interest and dividends	52,904,550
Other assets	12,878
Total assets	$4,629,908,275
Liabilities
Payables for
Distributions	$538,627
Net daily variation margin on open futures contracts	617,575
Fund shares reacquired	6,127,229
Payable to affiliates
Investment adviser	93,430
Administrative services fee	3,003
Shareholder servicing costs	775,228
Distribution and service fees	25,017
Accrued expenses and other liabilities	225,437
Total liabilities	$8,405,546
Net assets	$4,621,502,729
Net assets consist of
Paid-in capital	$5,336,747,608
Total distributable earnings (loss)	(715,244,879)
Net assets	$4,621,502,729
Shares of beneficial interest outstanding	366,877,695

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,667,190,755	132,242,092	$12.61
Class B	532,551	42,315	12.59
Class C	26,363,747	2,098,025	12.57
Class I	1,016,579,048	80,742,114	12.59
Class R1	2,867,480	227,938	12.58
Class R2	9,439,877	748,457	12.61
Class R3	19,767,498	1,567,104	12.61
Class R4	56,217,858	4,457,369	12.61
Class R6	1,822,543,915	144,752,281	12.59

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.17 [100 / 95.75 x $12.61]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
14

MFS Corporate Bond Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/25 (unaudited) Net investment income (loss)
Income
Interest	$118,665,735
Dividends from affiliated issuers	1,689,273
Other	1,141,316
Total investment income	$121,496,324
Expenses
Management fee	$8,790,459
Distribution and service fees	2,293,514
Shareholder servicing costs	1,545,638
Administrative services fee	276,289
Independent Trustees' compensation	50,322
Custodian fee	106,428
Shareholder communications	172,585
Audit and tax fees	42,537
Legal fees	11,995
Miscellaneous	161,271
Total expenses	$13,451,038
Fees paid indirectly	(1,757)
Reduction of expenses by investment adviser and distributor	(321,738)
Net expenses	$13,127,543
Net investment income (loss)	$108,368,781
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(17,968,449)
Affiliated issuers	(14,330)
Futures contracts	(5,184,431)
Net realized gain (loss)	$(23,167,210)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$133,185,110
Affiliated issuers	13,893
Futures contracts	7,201,140
Net unrealized gain (loss)	$140,400,143
Net realized and unrealized gain (loss)	$117,232,933
Change in net assets from operations	$225,601,714
See Notes to Financial Statements
15

MFS Corporate Bond Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25
Change in net assets
From operations
Net investment income (loss)	$108,368,781	$212,685,105
Net realized gain (loss)	(23,167,210)	(60,284,037)
Net unrealized gain (loss)	140,400,143	173,641,779
Change in net assets from operations	$225,601,714	$326,042,847
Total distributions to shareholders	$(109,493,613)	$(213,933,375)
Change in net assets from fund share transactions	$(23,664,292)	$64,280,324
Total change in net assets	$92,443,809	$176,389,796
Net assets
At beginning of period	4,529,058,920	4,352,669,124
At end of period	$4,621,502,729	$4,529,058,920
See Notes to Financial Statements
16

MFS Corporate Bond Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.29	$11.97	$12.30	$12.71	$15.09	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.55	$0.50	$0.41	$0.35	$0.37
Net realized and unrealized gain (loss)	0.33	0.32	(0.32)	(0.40)	(1.92)	0.37
Total from investment operations	$0.61	$0.87	$0.18	$0.01	$(1.57)	$0.74
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.55)	$(0.51)	$(0.41)	$(0.36)	$(0.39)
From net realized gain	—	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.29)	$(0.55)	$(0.51)	$(0.42)	$(0.81)	$(0.53)
Net asset value, end of period (x)	$12.61	$12.29	$11.97	$12.30	$12.71	$15.09
Total return (%) (r)(s)(t)(x)	4.99 (n)	7.37	1.50	0.20	(11.00)	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77 (a)	0.78	0.78	0.78	0.76	0.77
Expenses after expense reductions (f)	0.76 (a)	0.76	0.77	0.77	0.75	0.75
Net investment income (loss)	4.53 (a)	4.46	4.19	3.36	2.38	2.42
Portfolio turnover rate	22 (n)	38	59	46	54	37
Net assets at end of period (000 omitted)	$1,667,191	$1,668,483	$1,663,876	$1,726,630	$1,932,006	$2,328,936

See Notes to Financial Statements
17

MFS Corporate Bond Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.27	$11.95	$12.28	$12.68	$15.06	$14.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.46	$0.41	$0.32	$0.24	$0.26
Net realized and unrealized gain (loss)	0.32	0.32	(0.32)	(0.39)	(1.92)	0.36
Total from investment operations	$0.56	$0.78	$0.09	$(0.07)	$(1.68)	$0.62
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.46)	$(0.42)	$(0.32)	$(0.25)	$(0.27)
From net realized gain	—	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.24)	$(0.46)	$(0.42)	$(0.33)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$12.59	$12.27	$11.95	$12.28	$12.68	$15.06
Total return (%) (r)(s)(t)(x)	4.61 (n)	6.58	0.74	(0.48)	(11.70)	4.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52 (a)	1.53	1.53	1.53	1.51	1.52
Expenses after expense reductions (f)	1.51 (a)	1.51	1.52	1.52	1.50	1.50
Net investment income (loss)	3.79 (a)	3.71	3.40	2.60	1.62	1.70
Portfolio turnover rate	22 (n)	38	59	46	54	37
Net assets at end of period (000 omitted)	$533	$708	$1,734	$3,585	$6,283	$10,838

Class C	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.25	$11.93	$12.26	$12.67	$15.04	$14.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.46	$0.41	$0.32	$0.24	$0.26
Net realized and unrealized gain (loss)	0.32	0.32	(0.32)	(0.40)	(1.91)	0.35
Total from investment operations	$0.56	$0.78	$0.09	$(0.08)	$(1.67)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.46)	$(0.42)	$(0.32)	$(0.25)	$(0.27)
From net realized gain	—	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.24)	$(0.46)	$(0.42)	$(0.33)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$12.57	$12.25	$11.93	$12.26	$12.67	$15.04
Total return (%) (r)(s)(t)(x)	4.61 (n)	6.58	0.73	(0.56)	(11.65)	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52 (a)	1.53	1.53	1.53	1.51	1.51
Expenses after expense reductions (f)	1.51 (a)	1.51	1.52	1.52	1.50	1.50
Net investment income (loss)	3.78 (a)	3.71	3.43	2.60	1.62	1.68
Portfolio turnover rate	22 (n)	38	59	46	54	37
Net assets at end of period (000 omitted)	$26,364	$28,059	$34,108	$42,440	$61,283	$98,956

See Notes to Financial Statements
18

MFS Corporate Bond Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.27	$11.95	$12.29	$12.69	$15.07	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.58	$0.53	$0.44	$0.39	$0.41
Net realized and unrealized gain (loss)	0.32	0.32	(0.33)	(0.39)	(1.92)	0.36
Total from investment operations	$0.62	$0.90	$0.20	$0.05	$(1.53)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.58)	$(0.54)	$(0.44)	$(0.40)	$(0.43)
From net realized gain	—	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.30)	$(0.58)	$(0.54)	$(0.45)	$(0.85)	$(0.57)
Net asset value, end of period (x)	$12.59	$12.27	$11.95	$12.29	$12.69	$15.07
Total return (%) (r)(s)(t)(x)	5.12 (n)	7.64	1.67	0.53	(10.79)	5.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52 (a)	0.53	0.53	0.53	0.51	0.52
Expenses after expense reductions (f)	0.51 (a)	0.51	0.52	0.52	0.50	0.50
Net investment income (loss)	4.77 (a)	4.71	4.43	3.60	2.62	2.66
Portfolio turnover rate	22 (n)	38	59	46	54	37
Net assets at end of period (000 omitted)	$1,016,579	$990,033	$942,477	$934,582	$1,062,759	$1,573,250

Class R1	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.26	$11.94	$12.28	$12.68	$15.05	$14.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.46	$0.41	$0.32	$0.24	$0.26
Net realized and unrealized gain (loss)	0.32	0.32	(0.33)	(0.39)	(1.91)	0.35
Total from investment operations	$0.56	$0.78	$0.08	$(0.07)	$(1.67)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.46)	$(0.42)	$(0.32)	$(0.25)	$(0.27)
From net realized gain	—	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.24)	$(0.46)	$(0.42)	$(0.33)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$12.58	$12.26	$11.94	$12.28	$12.68	$15.05
Total return (%) (r)(s)(t)(x)	4.61 (n)	6.58	0.65	(0.48)	(11.64)	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52 (a)	1.53	1.53	1.53	1.51	1.51
Expenses after expense reductions (f)	1.51 (a)	1.51	1.52	1.52	1.50	1.50
Net investment income (loss)	3.80 (a)	3.71	3.45	2.61	1.62	1.68
Portfolio turnover rate	22 (n)	38	59	46	54	37
Net assets at end of period (000 omitted)	$2,867	$3,867	$4,071	$3,629	$3,922	$5,391

See Notes to Financial Statements
19

MFS Corporate Bond Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.30	$11.97	$12.31	$12.71	$15.09	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.52	$0.47	$0.38	$0.31	$0.34
Net realized and unrealized gain (loss)	0.31	0.33	(0.33)	(0.39)	(1.91)	0.36
Total from investment operations	$0.58	$0.85	$0.14	$(0.01)	$(1.60)	$0.70
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.52)	$(0.48)	$(0.38)	$(0.33)	$(0.35)
From net realized gain	—	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.27)	$(0.52)	$(0.48)	$(0.39)	$(0.78)	$(0.49)
Net asset value, end of period (x)	$12.61	$12.30	$11.97	$12.31	$12.71	$15.09
Total return (%) (r)(s)(t)(x)	4.78 (n)	7.19	1.16	0.03	(11.23)	4.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02 (a)	1.03	1.03	1.03	1.01	1.02
Expenses after expense reductions (f)	1.01 (a)	1.01	1.02	1.02	1.00	1.00
Net investment income (loss)	4.28 (a)	4.22	3.93	3.11	2.12	2.18
Portfolio turnover rate	22 (n)	38	59	46	54	37
Net assets at end of period (000 omitted)	$9,440	$9,543	$13,963	$17,271	$19,328	$28,348

Class R3	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.30	$11.97	$12.31	$12.71	$15.09	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.55	$0.50	$0.39	$0.35	$0.37
Net realized and unrealized gain (loss)	0.32	0.34	(0.33)	(0.37)	(1.92)	0.37
Total from investment operations	$0.60	$0.89	$0.17	$0.02	$(1.57)	$0.74
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.56)	$(0.51)	$(0.41)	$(0.36)	$(0.39)
From net realized gain	—	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.29)	$(0.56)	$(0.51)	$(0.42)	$(0.81)	$(0.53)
Net asset value, end of period (x)	$12.61	$12.30	$11.97	$12.31	$12.71	$15.09
Total return (%) (r)(s)(t)(x)	4.90 (n)	7.46	1.42	0.28	(11.00)	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77 (a)	0.78	0.78	0.78	0.76	0.77
Expenses after expense reductions (f)	0.76 (a)	0.76	0.77	0.76	0.75	0.75
Net investment income (loss)	4.53 (a)	4.47	4.18	3.17	2.38	2.43
Portfolio turnover rate	22 (n)	38	59	46	54	37
Net assets at end of period (000 omitted)	$19,767	$19,835	$19,949	$24,627	$136,630	$162,465

See Notes to Financial Statements
20

MFS Corporate Bond Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.30	$11.97	$12.31	$12.71	$15.09	$14.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.58	$0.53	$0.44	$0.39	$0.41
Net realized and unrealized gain (loss)	0.31	0.34	(0.33)	(0.39)	(1.92)	0.36
Total from investment operations	$0.61	$0.92	$0.20	$0.05	$(1.53)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.59)	$(0.54)	$(0.44)	$(0.40)	$(0.43)
From net realized gain	—	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.30)	$(0.59)	$(0.54)	$(0.45)	$(0.85)	$(0.57)
Net asset value, end of period (x)	$12.61	$12.30	$11.97	$12.31	$12.71	$15.09
Total return (%) (r)(s)(t)(x)	5.03 (n)	7.72	1.67	0.53	(10.78)	5.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52 (a)	0.53	0.53	0.53	0.51	0.52
Expenses after expense reductions (f)	0.51 (a)	0.51	0.52	0.52	0.50	0.50
Net investment income (loss)	4.78 (a)	4.71	4.44	3.61	2.63	2.67
Portfolio turnover rate	22 (n)	38	59	46	54	37
Net assets at end of period (000 omitted)	$56,218	$52,407	$54,316	$53,301	$61,624	$73,890

Class R6	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.27	$11.95	$12.29	$12.69	$15.07	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.59	$0.54	$0.45	$0.40	$0.42
Net realized and unrealized gain (loss)	0.33	0.33	(0.33)	(0.39)	(1.92)	0.36
Total from investment operations	$0.63	$0.92	$0.21	$0.06	$(1.52)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.60)	$(0.55)	$(0.45)	$(0.41)	$(0.44)
From net realized gain	—	—	—	(0.01)	(0.45)	(0.14)
Total distributions declared to shareholders	$(0.31)	$(0.60)	$(0.55)	$(0.46)	$(0.86)	$(0.58)
Net asset value, end of period (x)	$12.59	$12.27	$11.95	$12.29	$12.69	$15.07
Total return (%) (r)(s)(t)(x)	5.17 (n)	7.74	1.76	0.63	(10.70)	5.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43 (a)	0.43	0.43	0.43	0.41	0.42
Expenses after expense reductions (f)	0.41 (a)	0.42	0.42	0.42	0.40	0.41
Net investment income (loss)	4.87 (a)	4.80	4.54	3.71	2.73	2.76
Portfolio turnover rate	22 (n)	38	59	46	54	37
Net assets at end of period (000 omitted)	$1,822,544	$1,756,124	$1,618,176	$1,477,919	$1,614,162	$1,849,423

See Notes to Financial Statements
21

MFS Corporate Bond Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
22

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
23

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$108,742,013	$—	$108,742,013
Non - U.S. Sovereign Debt	—	129,531,778	—	129,531,778
Municipal Bonds	—	28,783,281	—	28,783,281
U.S. Corporate Bonds	—	2,834,026,010	—	2,834,026,010
Residential Mortgage-Backed Securities	—	54,076,690	—	54,076,690
Commercial Mortgage-Backed Securities	—	46,581,950	—	46,581,950
Asset-Backed Securities (including CDOs)	—	51,827,530	—	51,827,530
Foreign Bonds	—	1,228,470,676	—	1,228,470,676
Investment Companies	86,631,490	—	—	86,631,490
Total	$86,631,490	$4,482,039,928	$—	$4,568,671,418

Other Financial Instruments
Futures Contracts – Assets	$5,975,090	$—	$—	$5,975,090
Futures Contracts – Liabilities	(16,147)	—	—	(16,147)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
24

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$5,975,090	$(16,147)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(5,184,431)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$7,201,140
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
25

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
26

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$213,933,375
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/25
Cost of investments	$4,573,396,251
Gross appreciation	105,007,179
Gross depreciation	(109,732,012)
Net unrealized appreciation (depreciation)	$(4,724,833)
As of 4/30/25
Undistributed ordinary income	22,050,838
Capital loss carryforwards	(696,211,995)
Other temporary differences	(18,107,976)
Net unrealized appreciation (depreciation)	(139,083,847)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(99,047,238)
Long-Term	(597,164,757)
Total	$(696,211,995)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
27

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/25	Year ended 4/30/25
Class A	$38,301,360	$76,450,049
Class B	11,672	46,017
Class C	521,087	1,174,308
Class I	24,533,502	48,335,359
Class R1	59,300	157,296
Class R2	203,310	486,400
Class R3	458,452	891,049
Class R4	1,318,752	2,536,861
Class R6	44,086,178	83,856,036
Total	$109,493,613	$213,933,375
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. For the six months ended October 31, 2025, this management fee reduction amounted to $320,888, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,751 for the six months ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
28

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,090,916
Class B	0.75%	0.25%	1.00%	1.00%	3,037
Class C	0.75%	0.25%	1.00%	1.00%	135,667
Class R1	0.75%	0.25%	1.00%	1.00%	15,422
Class R2	0.25%	0.25%	0.50%	0.50%	23,451
Class R3	—	0.25%	0.25%	0.25%	25,021
Total Distribution and Service Fees					$2,293,514
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2025, this rebate amounted to $774, $5, $2, $42, and $27 for Class A, Class B, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2025, were as follows:
Amount
Class A	$23,087
Class B	—
Class C	7,085
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2025, the fee was $181,499, which equated to 0.0079% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,364,139.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.0120% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
29

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	8	$97
8/19/2024	Redemption	Class I	3	32
8/19/2024	Redemption	Class R1	3	43
8/19/2024	Redemption	Class R2	3	32
8/19/2024	Redemption	Class R3	3	42
8/19/2024	Redemption	Class R4	3	37
(4) Portfolio Securities
For the six months ended October 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$99,893,258	$81,532,273
Non-U.S. Government securities	894,394,911	941,312,229
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/25		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,827,739	$72,684,676	17,222,797	$213,633,564
Class B	—	—	8,116	100,334
Class C	147,579	1,827,076	571,728	7,092,896
Class I	12,388,752	153,892,206	30,691,331	380,880,738
Class R1	25,941	322,524	53,149	657,419
Class R2	47,736	595,184	170,508	2,110,781
Class R3	108,822	1,351,484	287,800	3,562,956
Class R4	618,053	7,713,343	798,307	9,897,696
Class R6	12,267,325	152,571,994	33,870,945	418,649,201
	31,431,947	$390,958,487	83,674,681	$1,036,585,585
Shares issued to shareholders in reinvestment of distributions
Class A	3,027,894	$37,728,235	6,075,105	$75,207,149
Class B	931	11,572	3,682	45,492
Class C	40,067	497,564	89,745	1,107,064
Class I	1,843,866	22,946,967	3,641,686	45,025,568
Class R1	4,770	59,253	12,717	157,075
Class R2	16,291	203,060	39,190	485,104
Class R3	36,758	458,177	71,918	890,815
Class R4	105,634	1,316,855	204,365	2,530,933
Class R6	3,446,485	42,890,581	6,601,614	81,621,756
	8,522,696	$106,112,264	16,740,022	$207,070,956
30

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/25		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,369,192)	$(153,838,039)	(26,569,611)	$(328,229,208)
Class B	(16,283)	(201,152)	(99,246)	(1,223,329)
Class C	(380,014)	(4,696,846)	(1,230,089)	(15,127,271)
Class I	(14,149,900)	(176,142,119)	(32,523,575)	(401,071,289)
Class R1	(118,111)	(1,456,310)	(91,431)	(1,123,398)
Class R2	(91,685)	(1,134,229)	(599,849)	(7,397,035)
Class R3	(191,444)	(2,383,498)	(412,727)	(5,082,906)
Class R4	(528,614)	(6,587,996)	(1,277,167)	(15,783,651)
Class R6	(14,034,116)	(174,294,854)	(32,780,219)	(404,338,130)
	(41,879,359)	$(520,735,043)	(95,583,914)	$(1,179,376,217)
Net change
Class A	(3,513,559)	$(43,425,128)	(3,271,709)	$(39,388,495)
Class B	(15,352)	(189,580)	(87,448)	(1,077,503)
Class C	(192,368)	(2,372,206)	(568,616)	(6,927,311)
Class I	82,718	697,054	1,809,442	24,835,017
Class R1	(87,400)	(1,074,533)	(25,565)	(308,904)
Class R2	(27,658)	(335,985)	(390,151)	(4,801,150)
Class R3	(45,864)	(573,837)	(53,009)	(629,135)
Class R4	195,073	2,442,202	(274,495)	(3,355,022)
Class R6	1,679,694	21,167,721	7,692,340	95,932,827
	(1,924,716)	$(23,664,292)	4,830,789	$64,280,324
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2025, the fund’s commitment fee and interest expense were $11,204 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$97,863,104	$637,410,348	$648,641,525	$(14,330)	$13,893	$86,631,490

31

MFS Corporate Bond Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,689,273	$—
32

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Corporate Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
33

MFS Corporate Bond Fund
Board Review of Investment Advisory Agreement
MFS Corporate Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
34

MFS Corporate Bond Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.1 billion, $5 billion, and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
35

MFS Limited Maturity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Limited Maturity Fund
Portfolio of Investments − 10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.4%
Aerospace & Defense – 1.2%
Boeing Co., 2.196%, 2/04/2026	$21,074,000	$20,961,170
Boeing Co., 6.388%, 5/01/2031	10,258,000	11,156,508
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	7,750,000	7,999,964
		$40,117,642
Apparel Manufacturers – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$5,673,000	$5,648,517
Tapestry, Inc., 5.1%, 3/11/2030	7,899,000	8,091,052
		$13,739,569
Asset-Backed & Securitized – 24.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.995%, 11/15/2054 (i)	$88,950,311	$3,243,662
37 Capital CLO Ltd., 2022-1A, “BR”, FLR, 5.605% (SOFR - 3mo. + 1.7%), 7/15/2034 (n)	9,400,000	9,379,132
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.645% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,943,514
ACREC 2021-FL1 Ltd., “B”, FLR, 5.945% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,750,282
ACREC 2021-FL1 Ltd., “C”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,969,139
ACREC 2023-FL2 LLC, “A”, FLR, 6.262% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	2,317,326	2,322,593
ACREC 2025-FL3 LLC, “A”, FLR, 5.341% (SOFR - 1mo. + 1.31%), 8/18/2042 (n)	4,071,429	4,071,409
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	474,903	475,212
Affirm Asset Securitization Trust, 2025-X1, “B”, 5.19%, 4/15/2030 (n)	5,000,000	5,013,953
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	1,102,836	1,105,008
American Credit Acceptance Receivables Trust, 2024-3, “B”, 5.66%, 8/14/2028 (n)	10,000,000	10,027,358
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	793,961	794,713
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	11,946,475	12,005,865
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	3,699,616	3,718,071
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	3,977,674	3,970,767
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.846% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,713,265
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.146% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,716,209
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.446% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,646,784
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.533% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,478,834
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.782% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,993,000	15,021,112
AREIT 2022-CRE6 Trust, “C”, FLR, 6.33% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,121,824
AREIT 2022-CRE6 Trust, “D”, FLR, 7.03% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,491,645
AREIT 2022-CRE7 LLC, “B”, FLR, 7.275% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,444,198
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	974,419	982,039
AutoNation Finance Trust, 2025-1A, “A2”, 4.72%, 4/10/2028 (n)	3,954,467	3,962,377
BA Credit Card Trust, 2025-A1, “A”, 4.31%, 5/15/2030	3,923,000	3,967,814
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.534% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	10,589,623	10,580,378
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.357% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)	8,775,562	8,744,181
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.734% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	15,426,798	15,437,396
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.407% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	5,464,286	5,445,489
Bayview Commercial Asset Trust, FLR, 4.571% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	131,273	127,849
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.701% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	65,048	145,033
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.746%, 12/15/2051 (i)(n)	61,023,002	1,090,603
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)	33,445,931	1,670,029
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.323%, 9/15/2054 (i)	37,782,068	1,994,780
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.568%, 2/15/2054 (i)	53,100,928	3,370,300
BDS 2021-FL10 Ltd., “B”, FLR, 6.088% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,638,414
BDS 2021-FL10 Ltd., “C”, FLR, 6.438% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,646,180
MQLFS-SEM
1

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)	$59,501,414	$2,783,738
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.131%, 3/15/2054 (i)	38,116,074	1,495,781
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	69,237,163	3,420,087
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.238%, 8/15/2054 (i)	51,956,336	2,603,807
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.013%, 9/15/2054 (i)	77,163,832	2,767,612
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	7,525,237	7,745,437
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 5.947% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	249,841	249,737
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 6.397% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,961,744
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.733% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,670,116	3,668,266
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.284% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,048,281
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.533% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,316,975
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,326,417	3,409,214
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	386,811	397,698
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	3,811,127	3,835,901
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	2,226,949	2,219,649
BXMT 2020-FL2 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,767,734
BXMT 2020-FL2 Ltd., “A”, FLR, 5.296% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	3,396,860	3,388,341
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.446% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,942,099
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.236%, 1/25/2037 (d)(q)	1,538,261	425,418
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.307%, 3/25/2037 (d)(q)	2,010,590	735,847
CD 2017-CD4 Mortgage Trust, “XA”, 1.37%, 5/10/2050 (i)	33,010,620	386,977
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,557,653	1,332,350
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	345,353
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	2,041,669	2,053,004
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	2,298,260	2,327,851
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	3,600,263	3,633,777
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	5,783,245	5,861,009
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	1,918,749	1,940,179
Columbia Cent CLO Ltd., 2025-35A, “AJ”, FLR, 5.972% (SOFR - 3mo. + 1.65%), 7/25/2036 (n)	13,881,711	13,882,141
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	34,131,404	787,790
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	51,118,763	2,674,984
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.76%, 4/15/2054 (i)	48,393,146	1,403,000
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.958%, 6/15/2063 (i)	55,263,894	2,082,929
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.03%, 6/15/2064 (i)	31,474,781	1,312,675
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	2,323,247	2,347,398
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	3,770,617	3,777,562
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	3,403,000	3,422,447
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	1,646,959	1,653,354
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.373% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	19,157,552	19,166,882
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 5.746% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	9,065,979
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.803% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	16,500,000	16,515,477
DT Auto Owner Trust, 2022-3A, “C”, 7.69%, 7/17/2028 (n)	467,350	468,513
Empire District Bondco LLC, 4.943%, 1/01/2033	2,802,600	2,837,576
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	852,694	856,733
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	1,212,022	1,214,517
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	2,042,158	2,054,157
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,618,267
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	2,102,118	2,112,306
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	2,503,381	2,506,145
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.427% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	5,675,645	5,669,958
General Motors Co., FLR, 4.683% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	5,250,000	5,253,238
General Motors Co., FLR, 4.784% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	7,329,000	7,329,295
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 6.171% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,127,500	2,130,817
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.621% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	1,330,000	1,331,841
2

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.139%, 5/10/2050 (i)	$37,179,210	$463,357
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.168%, 8/10/2050 (i)	34,568,300	455,617
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.237%, 5/12/2053 (i)	38,933,440	1,579,608
IMPAC Secured Assets Corp., FLR, 4.806% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	44,905	42,478
Invesco CLO 2022-2A Ltd., “BR”, 5.564%, 7/20/2035 (n)	15,288,461	15,258,694
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	4,153,509	4,179,565
JPMorgan Chase Commercial Mortgage Securities Corp., 1.011%, 9/15/2050 (i)	30,157,437	368,171
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	1,223,884	1,224,584
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.896% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,335,865	8,337,264
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.146% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	3,588,000	3,578,996
Merrill Lynch Mortgage Investors, Inc., 3.838%, 2/25/2037 (a)(d)	1,589,105	170,743
MF1 2020-FL4 Ltd., “B”, FLR, 6.901% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	10,472,500	10,493,270
MF1 2021-FL5 Ltd., “B”, FLR, 5.601% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	13,063,500	13,066,795
MF1 2021-FL5 Ltd., “C”, FLR, 5.851% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,716,541
MF1 2021-FL6 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	10,716,294	10,706,504
MF1 2022-FL8 Ltd., “C”, FLR, 6.201% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,187,758
MF1 2022-FL9 LLC, “B”, FLR, 7.151% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,134,199
MF1 2024-FL14 LLC, “C”, FLR, 7.32% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,871,952
MF1 2025-FL20 LLC, “B”, FLR, 5.981% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	5,078,314	5,079,862
MF1 2025-FL20, “AS”, FLR, 5.731% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	11,000,000	11,013,474
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.232%, 5/15/2050 (i)	30,445,295	428,487
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.29%, 6/15/2050 (i)	14,682,506	204,397
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.799%, 12/15/2051 (i)	46,951,314	979,095
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.262%, 5/15/2054 (i)	44,336,574	1,966,775
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	40,200,197	1,548,198
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	5,086,938	5,129,677
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	9,949,091	9,998,822
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	13,591,534	13,708,475
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	5,220,249	5,272,292
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	6,207,063	6,262,183
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.643%, 1/25/2065 (n)	12,476,358	12,596,345
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.333% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,001,297
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	1,890,360	1,908,307
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,252,934	2,268,083
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	682,865	687,422
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	4,370,110	4,423,345
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	7,646,432	7,508,834
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	3,186,035	3,183,022
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	892,447	499,766
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 5.411% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	15,500,000	15,348,859
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.688% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	9,500,000	9,495,250
PFP III 2025-12 Ltd., “AS”, FLR, 5.766% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	10,926,000	10,905,394
PFP III 2025-12 Ltd., “B”, FLR, 6.066% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,395,500	5,385,286
PFS Financing Corp., 2025-C, “A”, FLR, 5.184%, 4/15/2029 (n)	6,500,000	6,522,769
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	7,732,043	7,772,039
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	13,344,233	13,403,120
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	2,125,740	2,143,874
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.073% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,270,153
Shelter Growth CRE Ltd., 2021-FL3, “C”, FLR, 6.297% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,408,931
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,810,793
Southwick Park CLO Ltd., 2019-4A, “CRR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 7/20/2032 (n)	5,472,000	5,465,023
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.945% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,591,769
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	9,952,588	9,902,873
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.484% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	17,904,685	17,776,881
3

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.546% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	$6,062,000	$6,051,816
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 5.996% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	13,196,294
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.7% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)(w)	3,885,469	3,887,904
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 5.73% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)(w)	7,135,803	7,140,274
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.507% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	15,912,802	15,923,909
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.945%, 11/15/2050 (i)	19,735,828	283,892
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.876%, 12/15/2051 (i)	19,406,117	420,587
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	3,123,732	3,162,264
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	3,301,032	3,328,006
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,549,249	1,564,720
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.336%, 11/15/2054 (i)	43,864,633	2,309,793
		$795,743,985
Automotive – 1.1%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$16,507,000	$16,692,683
LKQ Corp., 5.75%, 6/15/2028	13,189,000	13,625,597
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	6,369,235
		$36,687,515
Brokerage & Asset Managers – 2.1%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,854,741
Charles Schwab Corp., 5.875%, 8/24/2026	8,657,000	8,770,881
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	12,920,000	13,404,179
LPL Holdings, Inc., 5.7%, 5/20/2027	8,342,000	8,499,602
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,896,000	4,880,243
LPL Holdings, Inc., 6.75%, 11/17/2028	3,844,000	4,098,074
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,734,000	7,553,779
LPL Holdings, Inc., 5.2%, 3/15/2030	7,293,000	7,449,794
		$68,511,293
Business Services – 0.9%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$8,598,571
Paychex, Inc., 5.1%, 4/15/2030	12,480,000	12,831,582
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	7,003,914
		$28,434,067
Cable TV – 1.1%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$13,143,000	$13,520,593
Videotron Ltd., 5.125%, 4/15/2027 (n)	11,994,000	11,995,790
Videotron Ltd., 3.625%, 6/15/2029 (n)	10,162,000	9,850,695
		$35,367,078
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$4,323,000	$4,233,827
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$12,114,000	$12,149,681
Regal Rexnord Corp., 6.05%, 4/15/2028	7,325,000	7,577,134
		$19,726,815
4

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.3%
CBRE Services, Inc., 5.5%, 4/01/2029	$10,326,000	$10,701,301
CBRE Services, Inc., 4.8%, 6/15/2030	3,015,000	3,063,605
Meituan, 4.5%, 4/02/2028 (n)	7,022,000	7,034,165
Meituan, 4.625%, 10/02/2029 (n)	3,769,000	3,777,796
Meituan, 4.5%, 5/05/2031 (n)(w)	3,026,000	3,010,903
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	15,656,000	15,944,211
		$43,531,981
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$7,429,373
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	9,472,826
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,993,272
		$18,895,471
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$10,627,000	$10,850,154
Arrow Electronics, Inc., 2.95%, 2/15/2032	6,039,000	5,390,002
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	9,367,000	9,457,078
		$25,697,234
Electronics – 1.6%
Broadcom, Inc., 5.05%, 7/12/2027	$6,000,000	$6,099,393
Broadcom, Inc., 4.15%, 2/15/2028	5,967,000	5,984,388
Broadcom, Inc., 4.75%, 4/15/2029	13,074,000	13,320,003
Broadcom, Inc., 5.05%, 7/12/2029	3,382,000	3,482,491
Broadcom, Inc., 4.35%, 2/15/2030	8,525,000	8,565,376
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	3,104,000	3,108,679
SK hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,234,459
		$52,794,789
Emerging Market Sovereign – 0.4%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$11,215,000	$11,393,319
Energy - Independent – 2.0%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$4,369,000	$4,428,795
Diamondback Energy, Inc., 5.15%, 1/30/2030	4,369,000	4,483,377
EQT Corp., 5.7%, 4/01/2028	14,194,000	14,657,833
Occidental Petroleum Corp., 5%, 8/01/2027	4,506,000	4,570,556
Occidental Petroleum Corp., 5.2%, 8/01/2029	9,046,000	9,235,233
Occidental Petroleum Corp., 6.625%, 9/01/2030	5,675,000	6,092,203
Pioneer Natural Resources Co., 1.9%, 8/15/2030	17,638,000	15,886,083
Pioneer Natural Resources Co., 2.15%, 1/15/2031	5,163,000	4,666,063
		$64,020,143
Financial Institutions – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$5,009,000	$5,156,701
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,236,000	3,239,514
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,888,000	2,885,726
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,355,000	6,125,860
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,863,000	4,676,364
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	5,044,000	5,254,719
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	17,518,000	17,999,108
		$45,337,992
5

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.6%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$3,424,000	$3,446,760
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	17,244,000	17,620,422
Constellation Brands, Inc., 4.8%, 5/01/2030	7,961,000	8,078,114
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	16,557,000	15,868,148
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,629,000	8,326,920
Mars, Inc., 4.6%, 3/01/2028 (n)	7,441,000	7,528,619
Mars, Inc., 4.8%, 3/01/2030 (n)	15,614,000	15,950,175
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	8,773,000	8,998,110
		$85,817,268
Gaming & Lodging – 1.6%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$10,831,000	$10,966,387
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,459,128
Las Vegas Sands Corp., 5.9%, 6/01/2027	3,911,000	3,984,639
Las Vegas Sands Corp., 5.625%, 6/15/2028	6,598,000	6,746,667
Marriott International, Inc., 4.9%, 4/15/2029	15,549,000	15,874,516
Sands China Ltd., 3.8%, 1/08/2026	8,802,000	8,787,142
		$51,818,479
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$4,711,000	$4,593,594
Insurance – 1.5%
Corebridge Financial, Inc., 3.65%, 4/05/2027	$8,294,000	$8,223,760
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	5,233,000	5,372,979
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	15,338,000	15,353,215
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	4,095,000	4,159,426
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	14,541,000	14,957,501
		$48,066,881
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$5,855,000	$5,881,091
Elevance Health, Inc., 4.75%, 2/15/2030	4,976,000	5,071,733
		$10,952,824
Insurance - Property & Casualty – 0.9%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$29,392
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	6,009,000	6,065,046
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	6,008,000	6,132,579
Brown & Brown, Inc., 4.7%, 6/23/2028	4,171,000	4,207,880
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	6,055,000	6,116,317
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	6,055,000	6,155,161
		$28,706,375
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,450,199
Machinery & Tools – 0.5%
AGCO Corp., 5.45%, 3/21/2027	$5,782,000	$5,861,823
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	6,204,000	6,117,767
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,675,000	2,661,035
		$14,640,625
6

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 11.7%
Bank of America Corp., 4.45%, 3/03/2026	$6,999,000	$7,004,824
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	4,039,199
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	22,348,870
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,724,905
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	10,116,242
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	12,299,572
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,694,929
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,277,754
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	7,786,000	8,094,895
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	8,420,000	8,578,482
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,284,000	5,177,816
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	6,381,000	6,688,942
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	6,683,000	6,745,786
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	8,606,000	8,653,732
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,621,805
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	8,267,191
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	14,973,000	15,178,997
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,313,899
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	4,130,000	4,251,624
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,935,000	6,878,759
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,873,000	5,801,098
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	11,149,000	10,886,361
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	18,041,000	18,229,352
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	10,252,000	10,460,511
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	3,979,000	4,105,166
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	14,398,000	14,570,471
Morgan Stanley, 4.35%, 9/08/2026	10,553,000	10,572,266
Morgan Stanley, 3.625%, 1/20/2027	6,791,000	6,765,405
Morgan Stanley, 3.95%, 4/23/2027	2,440,000	2,434,206
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	18,842,000	18,481,537
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	7,494,000	7,633,357
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	8,909,000	8,953,535
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	12,446,000	12,641,400
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	10,325,000	10,163,663
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	13,246,000	13,320,988
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	16,902,000	17,311,644
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	4,409,000	4,421,090
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,689,000	8,500,395
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	11,240,000	11,266,232
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	7,314,000	7,333,041
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	2,369,000	2,581,487
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	12,039,000	12,041,637
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	13,116,932
		$382,549,997
Medical & Health Technology & Services – 0.3%
HCA, Inc., 4.3%, 11/15/2030	$2,803,000	$2,789,359
IQVIA, Inc., 5.7%, 5/15/2028	4,073,000	4,194,999
IQVIA, Inc., 6.25%, 2/01/2029	3,009,000	3,169,822
		$10,154,180
7

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.4%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$12,924,000	$13,009,297
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	8,161,474
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	12,027,000	12,379,636
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	6,206,000	6,276,627
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	7,081,000	7,268,408
		$47,095,442
Midstream – 1.7%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$14,822,000	$15,435,236
DCP Midstream Operating LP, 5.625%, 7/15/2027	14,003,000	14,297,081
Enbridge, Inc., 5.25%, 4/05/2027	9,732,000	9,877,227
Enbridge, Inc., 4.9%, 6/20/2030	4,364,000	4,464,626
Energy Transfer LP, 5.55%, 2/15/2028	4,370,000	4,494,022
Plains All American Pipeline LP, 4.7%, 1/15/2031	7,113,000	7,128,553
		$55,696,745
Mortgage-Backed – 0.5%
Fannie Mae, 3%, 12/01/2031	$565,795	$553,022
Fannie Mae, 6.48%, 3/01/2033	24,923	25,311
Fannie Mae, 6.375%, 5/01/2033	52,743	53,738
Fannie Mae, 5.183%, 2/25/2045 (n)	2,599,342	2,604,365
Freddie Mac, 4.942%, 7/25/2029	3,202,076	3,202,534
Freddie Mac, 1.569%, 4/25/2030 (i)	28,386,942	1,624,392
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	6,236,258	6,055,089
Freddie Mac, 2%, 7/15/2042	780,400	734,604
Ginnie Mae, 5.375%, 7/20/2032	17,416	17,625
		$14,870,680
Municipals – 0.3%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$8,160,000	$8,440,196
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	995,885
		$9,436,081
Network & Telecom – 0.5%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$2,786,000	$2,806,938
NTT Finance Corp., 4.62%, 7/16/2028 (n)	5,972,000	6,038,073
NTT Finance Corp., 4.876%, 7/16/2030 (n)	5,972,000	6,084,995
		$14,930,006
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$5,832,000	$5,906,298
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	4,083,000	4,200,355
		$10,106,653
Oils – 0.4%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$11,074,000	$11,380,679
Other Banks & Diversified Financials – 3.2%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$2,036,000	$2,160,340
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	13,906,000	14,117,436
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,074,742
BPCE S.A., 5.281%, 5/30/2029 (n)	8,749,000	9,018,137
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	4,184,000	4,213,990
8

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	$12,461,000	$12,953,303
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	10,136,501
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	4,793,000	4,851,404
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	5,819,000	5,890,358
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	3,652,000	3,953,536
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,667,713
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	5,747,000	5,789,602
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	16,559,000	17,112,686
		$104,939,748
Pharmaceuticals – 0.3%
Biogen, Inc., 5.05%, 1/15/2031	$9,580,000	$9,866,527
Printing & Publishing – 0.3%
News Corp., 3.875%, 5/15/2029 (n)	$9,172,000	$8,844,863
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$9,703,000	$9,886,292
Real Estate - Office – 0.5%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$13,052,308
Corporate Office Property LP, REIT, 2%, 1/15/2029	2,060,000	1,916,332
		$14,968,640
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$1,747,000	$1,747,772
WEA Finance LLC, 4.125%, 9/20/2028 (n)	10,680,000	10,573,470
WEA Finance LLC, 3.5%, 6/15/2029 (n)	2,637,000	2,549,623
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	1,822,000	1,787,197
		$16,658,062
Retailers – 0.3%
AutoNation, Inc., 3.85%, 3/01/2032	$8,901,000	$8,308,260
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	$1,320,000	$1,258,204
Specialty Stores – 0.5%
Genuine Parts Co., 4.95%, 8/15/2029	$8,889,000	$8,989,969
Ross Stores, Inc., 0.875%, 4/15/2026	7,863,000	7,745,439
		$16,735,408
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$3,817,000	$3,748,254
Rogers Communications, Inc., 3.2%, 3/15/2027	12,956,000	12,772,082
T-Mobile USA, Inc., 4.2%, 10/01/2029	4,489,000	4,486,991
		$21,007,327
Tobacco – 1.3%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$15,232,000	$15,983,851
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	9,362,000	9,526,873
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,250,798
9

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Philip Morris International, Inc., 5.125%, 11/17/2027	$2,988,000	$3,048,286
Philip Morris International, Inc., 4.875%, 2/15/2028	6,300,000	6,408,782
Philip Morris International, Inc., 4.125%, 4/28/2028	5,549,000	5,559,506
		$43,778,096
Transportation - Services – 1.8%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$13,058,000	$13,297,663
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	14,335,000	14,641,909
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,559,000
GXO Logistics, Inc., 6.25%, 5/06/2029	5,893,000	6,193,945
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,549,907
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	8,420,000	8,663,056
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	6,187,000	6,369,614
		$57,275,094
U.S. Treasury Obligations – 21.0%
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	$69,692,000	$69,856,021
U.S. Treasury Notes, 4.625%, 11/15/2026	273,785,000	276,204,786
U.S. Treasury Notes, 2.75%, 7/31/2027	48,185,000	47,477,283
U.S. Treasury Notes, 4.875%, 10/31/2028	282,349,000	292,385,626
		$685,923,716
Utilities - Electric Power – 1.9%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$3,482,000	$3,498,571
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,347,000	1,214,632
Con Edison Co. of NY, Inc., FLR, 4.811% (SOFR - 1 day + 0.52%), 11/18/2027	8,765,000	8,769,645
Eversource Energy, 4.45%, 12/15/2030	13,220,000	13,174,240
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,442,046
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	8,620,000	8,713,081
Pacific Gas & Electric Co., 6.1%, 1/15/2029	8,343,000	8,703,060
Pacific Gas & Electric Co., 5.55%, 5/15/2029	6,193,000	6,375,315
PSEG Power LLC, 5.2%, 5/15/2030 (n)	3,214,000	3,296,833
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	4,372,000	4,489,104
		$60,676,527
Total Bonds (Identified Cost, $3,161,976,311)		$3,175,626,192
Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $64,753,208)	64,748,641	$64,761,590
Other Assets, Less Liabilities – 0.6%		19,500,434
Net Assets – 100.0%		$3,259,888,216
10

MFS Limited Maturity Fund
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $64,761,590 and
$3,175,626,192, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$1,326,366,843, representing 40.7% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 10/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	171	$35,609,414	December – 2025	$(4,404)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	1 - day SOFR/Annually	$2,210,118	$(6,598)	$2,203,520
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	1 - day SOFR/Annually	660,386	—	660,386
12/23/27	USD	113,000,000	centrally cleared	4.106%/Annually	1 - day SOFR/Annually	1,476,573	—	1,476,573
						$4,347,077	$(6,598)	$4,340,479
At October 31, 2025, the fund had liquid securities with an aggregate value of $3,494,193 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
11

MFS Limited Maturity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $3,161,976,311)	$3,175,626,192
Investments in affiliated issuers, at value (identified cost, $64,753,208)	64,761,590
Receivables for
Net daily variation margin on open cleared swap agreements	88,337
Investments sold	4,511,930
Fund shares sold	5,021,081
Interest and dividends	28,760,108
Receivable from investment adviser	76,186
Other assets	10,981
Total assets	$3,278,856,405
Liabilities
Payable to custodian	$82,043
Payables for
Distributions	247,490
Net daily variation margin on open futures contracts	6
Investments purchased	11,021,272
When-issued investments purchased	3,015,379
Fund shares reacquired	3,999,080
Payable to affiliates
Administrative services fee	2,311
Shareholder servicing costs	429,554
Distribution and service fees	9,867
Accrued expenses and other liabilities	161,187
Total liabilities	$18,968,189
Net assets	$3,259,888,216
Net assets consist of
Paid-in capital	$3,353,178,576
Total distributable earnings (loss)	(93,290,360)
Net assets	$3,259,888,216
Shares of beneficial interest outstanding	552,527,593

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,063,386,063	179,887,961	$5.91
Class B	514,767	87,213	5.90
Class C	19,230,829	3,254,161	5.91
Class I	729,303,474	123,944,188	5.88
Class R1	355,725	60,389	5.89
Class R2	1,152,744	194,863	5.92
Class R3	646,063	109,209	5.92
Class R4	1,449,170	244,360	5.93
Class R6	1,443,849,381	244,745,249	5.90

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.06 [100 / 97.50 x $5.91]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
12

MFS Limited Maturity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/25 (unaudited) Net investment income (loss)
Income
Interest	$75,158,642
Dividends from affiliated issuers	1,319,063
Other	303,659
Total investment income	$76,781,364
Expenses
Management fee	$5,696,417
Distribution and service fees	1,436,288
Shareholder servicing costs	831,149
Administrative services fee	208,361
Independent Trustees' compensation	33,539
Custodian fee	92,854
Shareholder communications	59,412
Audit and tax fees	40,883
Legal fees	7,792
Miscellaneous	169,083
Total expenses	$8,575,778
Fees paid indirectly	(2,953)
Reduction of expenses by investment adviser and distributor	(1,491,045)
Net expenses	$7,081,780
Net investment income (loss)	$69,699,584
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,187,749
Affiliated issuers	6,326
Futures contracts	190,538
Swap agreements	545,772
Net realized gain (loss)	$1,930,385
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$15,156,229
Affiliated issuers	8,736
Futures contracts	(440,571)
Swap agreements	(2,944,183)
Net unrealized gain (loss)	$11,780,211
Net realized and unrealized gain (loss)	$13,710,596
Change in net assets from operations	$83,410,180
See Notes to Financial Statements
13

MFS Limited Maturity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25
Change in net assets
From operations
Net investment income (loss)	$69,699,584	$125,934,656
Net realized gain (loss)	1,930,385	1,938,926
Net unrealized gain (loss)	11,780,211	77,714,772
Change in net assets from operations	$83,410,180	$205,588,354
Total distributions to shareholders	$(72,061,950)	$(128,231,250)
Change in net assets from fund share transactions	$118,083,686	$262,847,197
Total change in net assets	$129,431,916	$340,204,301
Net assets
At beginning of period	3,130,456,300	2,790,251,999
At end of period	$3,259,888,216	$3,130,456,300
See Notes to Financial Statements
14

MFS Limited Maturity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.89	$5.73	$5.74	$5.80	$6.09	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.22	$0.13	$0.06	$0.09
Net realized and unrealized gain (loss)	0.02	0.17	(0.01)	(0.05)	(0.28)	0.18
Total from investment operations	$0.15	$0.41	$0.21	$0.08	$(0.22)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.22)	$(0.14)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$5.91	$5.89	$5.73	$5.74	$5.80	$6.09
Total return (%) (r)(s)(t)(x)	2.57 (n)	7.21	3.78	1.37	(3.59)	4.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73 (a)	0.74	0.74	0.74	0.75	0.78
Expenses after expense reductions (f)	0.57 (a)	0.57	0.58	0.57	0.57	0.58
Net investment income (loss)	4.22 (a)	4.15	3.83	2.30	1.04	1.56
Portfolio turnover rate	21 (n)	37	66	48	39	35
Net assets at end of period (000 omitted)	$1,063,386	$1,043,784	$934,237	$1,019,905	$1,046,034	$1,042,239

Class B	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.88	$5.72	$5.73	$5.79	$6.08	$5.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.20	$0.17	$0.08	$0.02	$0.05
Net realized and unrealized gain (loss)	0.03	0.16	(0.00)(w)	(0.05)	(0.28)	0.18
Total from investment operations	$0.13	$0.36	$0.17	$0.03	$(0.26)	$0.23
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.20)	$(0.18)	$(0.09)	$(0.03)	$(0.08)
Net asset value, end of period (x)	$5.90	$5.88	$5.72	$5.73	$5.79	$6.08
Total return (%) (r)(s)(t)(x)	2.18 (n)	6.42	3.00	0.61	(4.32)	3.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48 (a)	1.49	1.49	1.49	1.50	1.53
Expenses after expense reductions (f)	1.32 (a)	1.32	1.33	1.32	1.32	1.34
Net investment income (loss)	3.48 (a)	3.40	3.06	1.49	0.29	0.84
Portfolio turnover rate	21 (n)	37	66	48	39	35
Net assets at end of period (000 omitted)	$515	$720	$939	$1,663	$2,361	$2,931

See Notes to Financial Statements
15

MFS Limited Maturity Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.89	$5.73	$5.74	$5.80	$6.09	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.17	$0.08	$0.01	$0.05
Net realized and unrealized gain (loss)	0.02	0.17	(0.01)	(0.05)	(0.28)	0.17
Total from investment operations	$0.12	$0.36	$0.16	$0.03	$(0.27)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.17)	$(0.09)	$(0.02)	$(0.07)
Net asset value, end of period (x)	$5.91	$5.89	$5.73	$5.74	$5.80	$6.09
Total return (%) (r)(s)(t)(x)	2.13 (n)	6.31	2.90	0.51	(4.41)	3.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48 (a)	1.49	1.49	1.49	1.50	1.53
Expenses after expense reductions (f)	1.42 (a)	1.42	1.43	1.42	1.42	1.43
Net investment income (loss)	3.37 (a)	3.30	2.98	1.42	0.19	0.75
Portfolio turnover rate	21 (n)	37	66	48	39	35
Net assets at end of period (000 omitted)	$19,231	$20,247	$21,947	$26,732	$31,747	$39,241

Class I	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.86	$5.71	$5.71	$5.77	$6.07	$5.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.23	$0.14	$0.07	$0.10
Net realized and unrealized gain (loss)	0.02	0.15	(0.00)(w)	(0.06)	(0.29)	0.18
Total from investment operations	$0.15	$0.40	$0.23	$0.08	$(0.22)	$0.28
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.23)	$(0.14)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$5.88	$5.86	$5.71	$5.71	$5.77	$6.07
Total return (%) (r)(s)(t)(x)	2.64 (n)	7.20	4.11	1.52	(3.63)	4.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48 (a)	0.49	0.49	0.49	0.50	0.53
Expenses after expense reductions (f)	0.42 (a)	0.42	0.43	0.42	0.42	0.43
Net investment income (loss)	4.36 (a)	4.29	3.97	2.47	1.19	1.69
Portfolio turnover rate	21 (n)	37	66	48	39	35
Net assets at end of period (000 omitted)	$729,303	$695,855	$528,158	$625,604	$570,543	$453,159

See Notes to Financial Statements
16

MFS Limited Maturity Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.87	$5.71	$5.72	$5.78	$6.08	$5.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.17	$0.07	$0.01	$0.05
Net realized and unrealized gain (loss)	0.02	0.17	(0.01)	(0.04)	(0.29)	0.17
Total from investment operations	$0.12	$0.36	$0.16	$0.03	$(0.28)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.17)	$(0.09)	$(0.02)	$(0.07)
Net asset value, end of period (x)	$5.89	$5.87	$5.71	$5.72	$5.78	$6.08
Total return (%) (r)(s)(t)(x)	2.13 (n)	6.32	2.90	0.51	(4.58)	3.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48 (a)	1.49	1.49	1.49	1.50	1.53
Expenses after expense reductions (f)	1.42 (a)	1.42	1.43	1.42	1.42	1.44
Net investment income (loss)	3.38 (a)	3.30	2.98	1.22	0.18	0.74
Portfolio turnover rate	21 (n)	37	66	48	39	35
Net assets at end of period (000 omitted)	$356	$532	$489	$456	$1,252	$1,597

Class R2	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.89	$5.74	$5.74	$5.80	$6.10	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.21	$0.11	$0.05	$0.08
Net realized and unrealized gain (loss)	0.03	0.15	(0.00)(w)	(0.05)	(0.29)	0.19
Total from investment operations	$0.15	$0.38	$0.21	$0.06	$(0.24)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.21)	$(0.12)	$(0.06)	$(0.11)
Net asset value, end of period (x)	$5.92	$5.89	$5.74	$5.74	$5.80	$6.10
Total return (%) (r)(s)(t)(x)	2.61 (n)	6.76	3.70	1.12	(3.99)	4.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98 (a)	0.99	0.99	0.99	1.00	1.03
Expenses after expense reductions (f)	0.82 (a)	0.82	0.83	0.82	0.82	0.84
Net investment income (loss)	3.96 (a)	3.90	3.59	1.99	0.79	1.32
Portfolio turnover rate	21 (n)	37	66	48	39	35
Net assets at end of period (000 omitted)	$1,153	$1,010	$1,004	$1,151	$1,646	$1,997

See Notes to Financial Statements
17

MFS Limited Maturity Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.89	$5.74	$5.74	$5.80	$6.10	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.21	$0.12	$0.06	$0.09
Net realized and unrealized gain (loss)	0.04	0.15	0.01	(0.05)	(0.29)	0.18
Total from investment operations	$0.16	$0.39	$0.22	$0.07	$(0.23)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.22)	$(0.13)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$5.92	$5.89	$5.74	$5.74	$5.80	$6.10
Total return (%) (r)(s)(t)(x)	2.69 (n)	6.92	3.86	1.27	(3.85)	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73 (a)	0.74	0.74	0.74	0.75	0.78
Expenses after expense reductions (f)	0.67 (a)	0.67	0.68	0.67	0.67	0.69
Net investment income (loss)	4.12 (a)	4.05	3.73	2.08	0.96	1.50
Portfolio turnover rate	21 (n)	37	66	48	39	35
Net assets at end of period (000 omitted)	$646	$617	$629	$595	$1,001	$1,318

Class R4	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.91	$5.75	$5.76	$5.82	$6.11	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.23	$0.14	$0.07	$0.11
Net realized and unrealized gain (loss)	0.02	0.17	(0.01)	(0.05)	(0.28)	0.17
Total from investment operations	$0.15	$0.42	$0.22	$0.09	$(0.21)	$0.28
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.23)	$(0.15)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$5.93	$5.91	$5.75	$5.76	$5.82	$6.11
Total return (%) (r)(s)(t)(x)	2.64 (n)	7.36	3.93	1.56	(3.43)	4.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48 (a)	0.49	0.49	0.49	0.50	0.53
Expenses after expense reductions (f)	0.42 (a)	0.42	0.43	0.42	0.42	0.44
Net investment income (loss)	4.37 (a)	4.30	4.00	2.48	1.16	1.73
Portfolio turnover rate	21 (n)	37	66	48	39	35
Net assets at end of period (000 omitted)	$1,449	$1,589	$1,445	$1,039	$906	$275

See Notes to Financial Statements
18

MFS Limited Maturity Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$5.88	$5.72	$5.72	$5.79	$6.08	$5.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.23	$0.14	$0.08	$0.11
Net realized and unrealized gain (loss)	0.03	0.17	0.01	(0.06)	(0.28)	0.17
Total from investment operations	$0.16	$0.42	$0.24	$0.08	$(0.20)	$0.28
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.26)	$(0.24)	$(0.15)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$5.90	$5.88	$5.72	$5.72	$5.79	$6.08
Total return (%) (r)(s)(t)(x)	2.68 (n)	7.46	4.19	1.42	(3.39)	4.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40 (a)	0.41	0.41	0.41	0.43	0.46
Expenses after expense reductions (f)	0.34 (a)	0.35	0.35	0.35	0.35	0.37
Net investment income (loss)	4.44 (a)	4.37	4.06	2.53	1.26	1.77
Portfolio turnover rate	21 (n)	37	66	48	39	35
Net assets at end of period (000 omitted)	$1,443,849	$1,366,102	$1,301,405	$1,296,859	$1,116,143	$942,709

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
19

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
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procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$685,923,716	$—	$685,923,716
Non - U.S. Sovereign Debt	—	21,843,518	—	21,843,518
Municipal Bonds	—	9,436,081	—	9,436,081
U.S. Corporate Bonds	—	1,100,082,642	—	1,100,082,642
Residential Mortgage-Backed Securities	—	146,610,850	—	146,610,850
Commercial Mortgage-Backed Securities	—	132,661,830	—	132,661,830
Asset-Backed Securities (including CDOs)	—	531,341,985	—	531,341,985
Foreign Bonds	—	547,725,570	—	547,725,570
Investment Companies	64,761,590	—	—	64,761,590
Total	$64,761,590	$3,175,626,192	$—	$3,240,387,782

Other Financial Instruments
Futures Contracts – Liabilities	$(4,404)	$—	$—	$(4,404)
Swap Agreements – Assets	—	4,340,479	—	4,340,479
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to
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Notes to Financial Statements (unaudited) - continued
promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(4,404)
Interest Rate	Cleared Swap Agreements	4,340,479	—
Total		$4,340,479	$(4,404)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$190,538	$545,772
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(440,571)	$(2,944,183)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
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Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
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Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$128,231,250
The federal tax cost and the tax basis components of distributable earnings were as follows:
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Notes to Financial Statements (unaudited) - continued
As of 10/31/25
Cost of investments	$3,227,152,011
Gross appreciation	34,460,865
Gross depreciation	(21,225,094)
Net unrealized appreciation (depreciation)	$13,235,771
As of 4/30/25
Undistributed ordinary income	12,823,238
Capital loss carryforwards	(105,131,373)
Other temporary differences	(11,113,861)
Net unrealized appreciation (depreciation)	(1,216,594)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(23,019,462)
Long-Term	(82,111,911)
Total	$(105,131,373)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/25	Year ended 4/30/25
Class A	$23,179,176	$41,436,397
Class B	11,164	26,890
Class C	352,374	711,569
Class I	16,020,309	26,666,140
Class R1	6,921	17,326
Class R2	21,884	40,389
Class R3	13,510	26,706
Class R4	34,326	61,620
Class R6	32,422,286	59,244,213
Total	$72,061,950	$128,231,250
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the six months ended October 31, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
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MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until August 31, 2026. For the six months ended October 31, 2025, this management fee reduction amounted to $224,011, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2026. For the six months ended October 31, 2025, this reduction amounted to $735,033, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $22,910 for the six months ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,327,643
Class B	0.75%	0.25%	1.00%	0.90%	3,093
Class C	0.75%	0.25%	1.00%	1.00%	100,127
Class R1	0.75%	0.25%	1.00%	1.00%	1,976
Class R2	0.25%	0.25%	0.50%	0.40%	2,657
Class R3	—	0.25%	0.25%	0.25%	792
Total Distribution and Service Fees					$1,436,288
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2025, based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2025, this waiver amounted to $531,054 and $309 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2025, this waiver amounted to $531 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2025, this rebate amounted to $107 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2025, were as follows:
Amount
Class A	$43,539
Class B	—
Class C	385
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Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2025, the fee was $104,767, which equated to 0.0065% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $726,382.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.0130% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	9	$56
8/19/2024	Redemption	Class I	4	23
8/19/2024	Redemption	Class R4	10	57
(4) Portfolio Securities
For the six months ended October 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$292,712,680	$367,973,503
Non-U.S. Government securities	469,977,933	296,808,780
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/25		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	27,163,322	$160,245,606	62,628,320	$366,113,316
Class B	1,695	10,024	26,814	156,612
Class C	275,061	1,620,682	1,012,715	5,915,881
Class I	20,422,181	119,952,229	66,310,633	386,093,813
Class R1	2,348	13,807	4,080	23,736
Class R2	34,845	205,843	8,584	50,191
Class R3	2,682	15,853	12,442	72,623
Class R4	18,158	107,345	97,216	570,625
Class R6	25,616,680	150,879,829	51,920,930	302,766,182
	73,536,972	$433,051,218	182,021,734	$1,061,762,979
27

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/25		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,857,798	$22,775,226	6,945,736	$40,617,706
Class B	1,890	11,135	4,593	26,797
Class C	54,832	323,434	108,085	631,790
Class I	2,589,168	15,208,153	4,347,006	25,319,241
Class R1	1,178	6,921	2,974	17,326
Class R2	3,705	21,884	6,821	39,919
Class R3	2,288	13,510	4,563	26,706
Class R4	5,799	34,326	10,502	61,614
Class R6	5,471,148	32,218,114	10,081,192	58,838,673
	11,987,806	$70,612,703	21,511,472	$125,579,772
Shares reacquired
Class A	(28,334,025)	$(167,183,062)	(55,290,533)	$(323,100,448)
Class B	(38,745)	(228,137)	(73,098)	(425,621)
Class C	(513,895)	(3,032,054)	(1,510,922)	(8,826,239)
Class I	(17,749,734)	(104,184,521)	(44,501,082)	(258,871,722)
Class R1	(33,835)	(197,991)	(1,968)	(11,459)
Class R2	(15,029)	(88,385)	(18,961)	(111,084)
Class R3	(437)	(2,589)	(21,962)	(129,106)
Class R4	(48,582)	(287,173)	(89,908)	(527,067)
Class R6	(18,739,395)	(110,376,323)	(57,024,448)	(332,492,808)
	(65,473,677)	$(385,580,235)	(158,532,882)	$(924,495,554)
Net change
Class A	2,687,095	$15,837,770	14,283,523	$83,630,574
Class B	(35,160)	(206,978)	(41,691)	(242,212)
Class C	(184,002)	(1,087,938)	(390,122)	(2,278,568)
Class I	5,261,615	30,975,861	26,156,557	152,541,332
Class R1	(30,309)	(177,263)	5,086	29,603
Class R2	23,521	139,342	(3,556)	(20,974)
Class R3	4,533	26,774	(4,957)	(29,777)
Class R4	(24,625)	(145,502)	17,810	105,172
Class R6	12,348,433	72,721,620	4,977,674	29,112,047
	20,051,101	$118,083,686	45,000,324	$262,847,197
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 12%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires
28

MFS Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2025, the fund’s commitment fee and interest expense were $7,461 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,720,022	$446,210,595	$426,184,089	$6,326	$8,736	$64,761,590

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,319,063	$—
29

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
30

MFS Limited Maturity Fund
Board Review of Investment Advisory Agreement
MFS Limited Maturity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
31

MFS Limited Maturity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
32

MFS Municipal Limited Maturity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal Limited Maturity Fund
Portfolio of Investments − 10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Alabama – 4.7%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,251,467
Auburn University, General Fee Rev., “A”, 4%, 6/01/2035	435,000	436,315
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	4,890,000	5,033,578
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	10,000,000	10,020,836
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,000,000	6,198,668
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	6,855,000	7,142,761
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	5,665,000	6,153,465
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,462,646
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	4,010,786
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,321,184
Chatom, AL, Industrial Development Board, Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	640,917
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	14,500,000	15,069,434
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2026	1,500,000	1,526,166
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2027	1,250,000	1,297,294
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	11,000,000	11,020,586
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	785,769
Selma, AL, Industrial Development Board, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	3,500,000	3,613,717
Southeast Alabama Energy Authority (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	7,338,419
Southeast Alabama Energy Authority (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,188,724
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	12,743,545
Southeast Alabama Energy Authority (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,330,341
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	10,000,000	11,032,098
Southeast Alabama Energy Authority, “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	5,465,000	5,935,546
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	3,380,000	3,518,673
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	101,881
		$138,174,816
Alaska – 0.4%
Alaska Railroad Corp., Cruise Port Rev., 5.5%, 10/01/2028	$1,000,000	$1,049,507
Alaska Railroad Corp., Cruise Port Rev., 5.5%, 10/01/2029	1,000,000	1,064,489
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2030	700,000	767,315
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2031	675,000	751,356
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2032	1,000,000	1,123,905
CivicVentures Alaska Refunding Rev. (Anchorage Convention Center Facilities), 5%, 9/01/2033	4,980,000	5,615,420
		$10,371,992
Arizona – 3.0%
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2027	$160,000	$164,204
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	130,238
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	132,085
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	144,466
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	135,210
Arizona Industrial Development Authority, Multi-Family Housing (Ironwood Ranch Apartments Project), 5%, 2/01/2058 (Put Date 9/01/2026)	5,250,000	5,323,701
MTLFS-SEM

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Diamond View at Ballpark Village Project), 2.76%, 7/01/2047 (Put Date 7/01/2029)	$6,500,000	$6,387,113
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	1,033,000	1,042,441
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 4.1%, 12/01/2037 (Put Date 6/15/2028)	1,000,000	1,001,868
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	10,000,000	10,167,338
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	2,085,000	2,089,431
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,209,703
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	544,366
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,143,636
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	735,195
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	355,000	338,816
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2028	565,000	574,481
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	200,621
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	201,568
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	328,345
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	253,555
Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Rev. (Marbella Ranch Phase I Project), 2.81%, 5/01/2048 (Put Date 5/01/2029)	8,500,000	8,397,529
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	441,966
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	435,000	432,470
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	4,920,000	5,490,368
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3.85%, 12/01/2035 (Put Date 11/03/2025)	25,000,000	25,000,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,123,251
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2027	600,000	612,031
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2028	150,000	154,740
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Rev. (Flats at Ballpark Village Project), 2.71%, 10/01/2059 (Put Date 4/01/2028)	5,560,000	5,483,406
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	6,135,000	6,813,565
Tempe, AZ, Industrial Development Authority Refunding Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	274,932
		$86,472,639
Arkansas – 0.3%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$6,705,418
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	184,652
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	94,878
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	229,844
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	672,619
		$7,887,411

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – 7.8%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	$3,130,000	$3,435,640
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	17,250,000	18,499,478
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	1,875,000	2,011,526
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	4,410,000	4,724,352
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 11/01/2033 (w)	10,000,000	10,933,845
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,390,000	8,128,800
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	20,560,000	22,930,525
California Health Facilities Financing Authority Rev. (Adventist Health System/West), “A”, 5%, 12/01/2035	3,000,000	3,395,566
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 3.65%, 9/01/2034	2,305,000	2,295,263
California Housing Finance Agency, Multi-Family Housing (La Salle Apartments), “V”, FNMA, 3.65%, 9/01/2034	1,610,000	1,603,199
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,219,855
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,180,063
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), 5.69%, 9/01/2035	3,602,000	3,722,401
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,130,000
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,007,052
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	206,442
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	130,921
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	132,901
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	430,182
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	217,313
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	246,512
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,253,670
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	265,284
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “A”, 4.375%, 9/01/2053 (Put Date 9/01/2033)	10,000,000	10,452,790
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	530,000	530,178
California Public Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2035	1,000,000	1,000,074
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	580,000	580,053
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,655,000	1,637,793
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	10,115,000	10,122,085
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,312,339
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	2,435,000	2,693,395
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	2,209,000	2,225,713
Los Angeles County, CA, El Rancho Unified School District, General Obligation Anticipation Notes, Capital Appreciation, 0%, 8/01/2028	2,500,000	2,327,371
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), (Green Bonds), “A”, 5%, 5/15/2032	4,000,000	4,504,811
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), (Green Bonds), “A”, 5%, 5/15/2033	3,000,000	3,417,062
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), (Green Bonds), “A”, 5%, 5/15/2034	3,000,000	3,445,197
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,364,568
Los Angeles, CA, Department of Water & Power, Water System Rev., “B”, 5%, 7/01/2031	375,000	419,633
Los Angeles, CA, Department of Water & Power, Water System Rev., “B”, 5%, 7/01/2032	1,000,000	1,135,814
Los Angeles, CA, Department of Water & Power, Water System Rev., “B”, 5%, 7/01/2033	2,300,000	2,643,350
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “B”, 3.75%, 4/01/2034	857,706	878,097
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “C”, 3.75%, 4/01/2034	4,194,266	4,293,981

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2037	$750,000	$831,005
Sacramento County, CA, Airport System Rev., “D”, AGM, 5%, 7/01/2036	750,000	841,711
Sacramento County, CA, Airport System Rev., “D”, AGM, 5%, 7/01/2037	725,000	806,425
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,000,466
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2032	2,670,000	3,004,936
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2033	4,000,000	4,549,871
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2034	2,500,000	2,865,159
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,249,771
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	910,000	972,402
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	2,370,000	2,577,534
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, AGM, 5%, 5/01/2033	16,500,000	18,621,187
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2035	7,500,000	8,486,058
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2036	4,500,000	5,053,775
San Ramon, CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,677,116
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	2,740,000	2,961,237
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,165,468
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,044,174
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,162,044
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,007,582
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,469,371
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,660,418
		$228,092,804
Colorado – 2.4%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	$175,000	$175,246
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	125,292
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	137,966
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,041,157
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	715,000	715,996
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,780
Colorado Health Facilities Authority Rev. (AdventHealth), “B”, 5%, 11/15/2049 (Put Date 11/19/2026)	17,720,000	18,101,683
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	319,770
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	493,588
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	457,818
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	427,453
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	496,484
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	949,622
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5%, 9/01/2032	5,000,000	5,599,031
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,129,657
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,342,668
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,519,534
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,188,129
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 5%, 11/15/2060 (Put Date 11/15/2030)	5,000,000	5,466,924
Colorado Middle-Income Housing Authority, NHP Foundation (602 Galena Street-Frisco, CO), “A”, 4.5%, 7/01/2035	2,180,000	2,230,748
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	1,500,000	1,498,255
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	303,136
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	509,309
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	615,158
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,206,399
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	14,862,870
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,002,087
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	500,583
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,297,814
		$70,345,157

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$3,000,000	$3,001,930
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2026	1,000,000	1,013,615
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2027	1,440,000	1,477,282
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2028	890,000	924,590
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2029	2,000,000	2,101,991
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2030	2,030,000	2,157,976
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2045 (Put Date 5/14/2026)	5,000,000	5,024,340
Connecticut Housing Finance Authority (Housing Mortgage Finance Program), “C-2”, 4.4%, 5/15/2066 (Put Date 11/15/2026)	4,150,000	4,155,002
Connecticut Housing Finance Authority (Housing Mortgage Finance Program), “E-3”, 3.35%, 11/15/2066 (Put Date 5/15/2027)	1,300,000	1,300,239
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	5,210,000	5,262,969
		$26,419,934
Delaware – 0.2%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	$55,000	$54,577
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 4%, 10/01/2045 (Put Date 10/01/2035)	4,490,000	4,531,515
		$4,586,092
District of Columbia – 1.0%
District of Columbia, Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$1,285,000	$1,334,543
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,343,482
District of Columbia, Housing Finance Agency, Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	4,673,000	4,857,015
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2027	7,000,000	7,240,410
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	9,540,000	10,830,512
		$29,605,962
Florida – 2.7%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at the University of Florida, Inc. Project), “B-2”, 3.75%, 10/01/2030	$2,015,000	$2,018,289
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at the University of Florida, Inc. Project), “B-3”, 3.625%, 10/01/2030	5,000,000	5,008,398
Broward County, FL, Multi-Family Housing Rev. (Pinnacle 441 Phase 2 LLC), 4.05%, 9/01/2056 (Put Date 3/01/2026)	3,000,000	3,008,015
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 4.3%, 5/01/2031	730,000	737,458
Escambia County, FL, Housing Finance Authority Multi-Family Housing Rev. (Hollowbrook Apartments), 3.8%, 6/01/2027 (Put Date 6/01/2026)	4,500,000	4,515,948
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	579,070
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	960,867
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,061,475
Florida Development Finance Corp., Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	286,990
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,259,187
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	815,685
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	3,415,000	3,466,170
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	493,676
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,564,188
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,368,092
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,100,336
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	501,676
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	141,116
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Culmer Apartments), “C”, 5%, 12/01/2026 (Put Date 12/01/2025)	2,000,000	2,002,528

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	$4,050,000	$4,067,082
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-3”, 4.2%, 11/15/2030	5,000,000	5,023,281
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2032	3,000,000	3,376,749
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2033	4,250,000	4,813,280
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2034	3,500,000	3,973,458
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,428,974
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,505,142
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	1,665,000	1,667,211
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 5.4%, 5/01/2028	500,000	510,555
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,686,096
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-3”, 4.125%, 11/15/2029	5,000,000	5,025,840
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	1,145,000	1,146,542
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (St. Mary Towers Apartments), 3.4%, 4/01/2041 (Put Date 10/01/2026)	1,750,000	1,750,192
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,024,919
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,799,221
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,165,042
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	157,674
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	213,645
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	216,814
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	218,674
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	275,207
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	179,814
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	101,116
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	185,767
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	239,214
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	269,577
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	326,433
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	670,000	671,286
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-3”, 4.25%, 1/01/2030	900,000	901,735
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 3.7%, 5/01/2029	500,000	499,997
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4%, 5/01/2034	500,000	504,164
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	395,000	391,900
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	750,000	753,219
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4%, 5/01/2034	130,000	131,530
		$78,090,514
Georgia – 3.9%
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2034	$645,000	$733,951
Atlanta, GA, Airport General Rev., “B-1”, 5%, 7/01/2031	4,425,000	4,900,233
Atlanta, GA, Airport General Rev., “B-1”, 5%, 7/01/2032	3,420,000	3,838,015
Atlanta, GA, Airport General Rev., “B-1”, 5%, 7/01/2033	4,150,000	4,690,148
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	1,815,000	1,852,720
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	740,000	760,259
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	930,755
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), HUD Section 8, 3.4%, 2/01/2029 (Put Date 2/01/2028)	2,213,000	2,231,350
Bartow County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	6,346,732
Burke County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	750,000	752,550

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Columbus, GA, Housing Authority, Multi-Family Housing Rev. (HACG RAD II Project), 3.3%, 11/01/2028 (Put Date 11/01/2027)	$1,500,000	$1,507,672
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), HUD Section 8, 3.6%, 8/01/2028 (Put Date 8/01/2027)	2,724,000	2,746,212
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 4%, 6/01/2035	470,000	468,406
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	12,880,000	12,940,711
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	10,071,385
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	4,295,000	4,703,998
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,290,539
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,780,197
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	15,400,579
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	8,325,000	8,906,186
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 4/01/2054 (Put Date 4/01/2031)	8,635,000	9,370,766
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 3.6%, 1/01/2039 (Put Date 2/01/2030)	9,000,000	9,136,212
		$113,359,576
Guam – 0.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 5%, 1/01/2028	$400,000	$414,132
Hawaii – 0.0%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	$250,000	$257,809
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	532,960
		$790,769
Idaho – 0.3%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,013,159
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	5,450,000	6,023,271
		$8,036,430
Illinois – 7.5%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	$1,500,000	$1,520,121
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,099,936
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,066,994
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,949,747
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,849,102
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	825,000	846,404
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	7,740,000	7,961,140
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	1,500,000	1,662,482
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,484,036
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2034	5,000,000	5,136,345
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5%, 12/01/2034	5,000,000	5,083,985
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.25%, 12/01/2035	7,145,000	7,334,375
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,685,000	1,763,588
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,120,000	1,188,133
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	845,000	906,627
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,315,000	2,511,044
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,291,703
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,502,715
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,051,623
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,839,823
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,359,227
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,310,384
Chicago, IL, Chicago Midway Airport, Senior Lien Refunding Rev., “A”, 5%, 1/01/2032	2,500,000	2,735,105

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Chicago Midway Airport, Senior Lien Refunding Rev., “A”, 5%, 1/01/2033	$1,125,000	$1,239,846
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,605,007
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	4,265,000	4,363,974
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,033,312
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,050,628
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,324,330
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,338,215
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), “B”, NPFG, 5.5%, 6/15/2029	2,305,000	2,416,880
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,229,326
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	10,000,000	10,879,798
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2032	6,000,000	6,602,890
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2033	1,000,000	1,111,490
Chicago, IL, Multi-Family Housing Rev. (United Yards 1A Project), 3.5%, 8/01/2027 (Put Date 8/01/2026)	2,000,000	2,002,628
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,511,171
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	2,000,000	2,066,130
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	557,774
DuPage County, IL, Carol Stream Park District, “C”, 4%, 11/01/2025	450,000	450,000
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035)	4,375,000	4,863,621
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	1,155,000	1,176,454
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	485,754
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	539,750
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	608,664
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	830,669
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	958,888
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	1,018,393
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,092,672
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,155,414
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	753,282
Illinois Finance Authority Rev. (UChicago Medicine), “A”, 5%, 8/15/2059 (Put Date 8/15/2032)	13,635,000	15,025,275
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (d)	295,290	14,764
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	206,077
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	268,432
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	252,254
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,311,530
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	241,941
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,279,830
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	867,938
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	627,328
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	175,000	161,808
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	506,231
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	514,994

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	$500,000	$521,593
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	532,005
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	530,993
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	450,457
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	528,292
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	3,625,000	3,745,814
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	6,270,000	6,478,967
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	2,190,000	2,233,805
Illinois Housing Development Authority, Multi-Family Rev., “C-2”, FHA, 3.6%, 8/01/2032 (Put Date 8/01/2028)	5,850,000	5,908,491
Illinois Sports Facilities Authority, Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,557,145
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	966,840
Illinois Toll Highway Authority Senior Rev., “B”, 5%, 1/01/2040	9,000,000	9,015,655
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	340,490
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	701,008
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	100,006
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	450,567
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	465,567
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	166,206
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	172,352
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	694,818
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	538,448
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	664,738
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,069,162
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,416,960
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	254,043
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	700,444
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,721,440
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,015,766
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2026	125,000	125,372
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	120,000	122,810
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2035	250,000	282,624
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2036	225,000	251,600
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	210,000	232,991
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2035	525,000	594,721
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2036	265,000	297,335
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2037	225,000	250,480
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,579,968
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	380,277
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	930,726
		$217,990,977
Indiana – 1.5%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$115,000	$109,689
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	800,000	801,656
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	503,349
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 4.5%, 6/01/2033	3,425,000	3,523,933

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	$270,000	$271,195
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,635,731
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	760,115
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	804,516
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,190,471
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,027,996
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,636,770
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	1,180,000	1,194,447
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	2,000,000	2,015,941
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,039,275
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,802,394
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,560,648
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,520,677
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	549,302
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “B”, 5%, 1/01/2033	7,535,000	8,436,392
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Rev., “E”, 5%, 3/01/2033	1,000,000	1,072,592
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,225,996
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,550,364
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/01/2034	2,350,000	2,431,391
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	5,285,607
		$43,950,447
Iowa – 0.7%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	$1,425,000	$1,426,896
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2027	580,000	597,685
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2028	565,000	590,793
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2029	500,000	526,333
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	2,000,000	2,117,493
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	615,000	651,129
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	2,100,000	2,247,682
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	675,000	722,469
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	3,750,000	4,068,763
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	635,000	688,977
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	975,000	1,059,743
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	325,000	351,615
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2032	1,070,000	1,184,953
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2033	1,220,000	1,361,482
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2034	1,925,000	2,149,184
		$19,745,197
Kansas – 0.7%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4%, 6/01/2029	$700,000	$693,305
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4.25%, 6/01/2033	740,000	738,322
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	319,345
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	328,579
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	297,692
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,776,503
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,896,606
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2028	1,960,000	2,021,277
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,152,938
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,263,711
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,372,716
Shawnee County, KS, Multi-Family (Union at Tower District), “A”, 3.75%, 5/01/2059 (Put Date 5/01/2028)	5,000,000	5,042,296

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	$1,815,000	$1,888,322
		$21,791,612
Kentucky – 2.2%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,524,954
Carroll County, KY, Environmental Facilities Rev. (Utilities Co. Project), “A”, 3.375%, 2/01/2026	10,000,000	9,981,467
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	227,438
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,100,000	2,111,198
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,011,375
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,680,190
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,015,941
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	957,572
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,057,528
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,019,176
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,186,143
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	729,254
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,302,240
Kentucky Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.25%, 7/01/2054	9,560,000	10,605,241
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	8,840,000	9,220,959
Kentucky State University, Certificates of Participation, 5%, 11/01/2025	160,000	160,000
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,180,990
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,083,876
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	2,385,000	2,432,706
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	945,000	951,941
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	6,075,000	6,119,622
		$63,559,811
Louisiana – 0.5%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$4,235,000	$4,729,160
Louisiana Housing Corp., Multi-Family Housing Rev. (Benoit Townhomes Project), HUD Section 8, 3.75%, 8/01/2027 (Put Date 8/01/2026)	2,600,000	2,608,151
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	320,725
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	439,150
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,205,293
Parish of St. James, LA, Rev. (Nustar Logistics, L.P. Project), 3.7%, 8/01/2041 (Put Date 6/01/2030)	4,000,000	4,038,994
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	696,823
		$14,038,296
Maine – 0.2%
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2025	$330,000	$330,319
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2026	360,000	364,393
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2028	710,000	743,957
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2029	975,000	1,036,658
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2030	950,000	1,021,255
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2031	500,000	534,601
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2032	600,000	643,259
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2033	600,000	646,943
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2034	600,000	643,205

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maine – continued
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 4.75%, 12/01/2035	$500,000	$518,906
		$6,483,496
Maryland – 0.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	$1,000,000	$1,017,165
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	350,215
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	653,547
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	495,851
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	437,735
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	310,088
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	303,868
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	302,339
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2045 (Put Date 7/01/2031)	2,665,000	2,900,259
Montgomery County, MD, Housing Opportunities Commission Multi-Family Rev., “A”, FHA, 3.85%, 7/01/2034	4,000,000	4,140,003
		$10,911,070
Massachusetts – 1.2%
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	$475,000	$478,153
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	609,735
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	533,909
Massachusetts Development Finance Agency Rev. (Brown University), “B”, 5%, 8/15/2055 (Put Date 8/15/2031)	2,230,000	2,422,826
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,462,932
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	144,606
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	253,689
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	327,521
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,761,616
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,029,552
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,506,836
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,017,998
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	801,341
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	876,311
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	356,135
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,010,494
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,536,236
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2028	2,000,000	2,076,721
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	4,500,000	4,720,699
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3.625%, 7/01/2038	2,995,000	2,941,791
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 4.25%, 7/01/2044	1,335,000	1,343,350
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	15,000	14,704
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	1,000,031
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	2,004,734
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2035	3,340,000	3,516,251
		$35,748,171
Michigan – 3.1%
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	$1,470,000	$1,386,882
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,744,982
Michigan Finance Authority, Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,169,681
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	7,735,000	7,775,706
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	9,200,000	9,212,357
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	2,865,000	3,013,437
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	4,300,000	4,313,738

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Michigan Strategic Fund Limited Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	$6,680,000	$6,475,391
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	10,750,000	10,572,154
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,058,670
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,108,710
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,129,442
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,532,977
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,027,124
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	536,463
Wayne County, MI, Airport Authority Refunding Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2031 (w)	20,220,000	22,206,775
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2032	500,000	554,715
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2033	400,000	446,908
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2034	300,000	336,521
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2035	350,000	392,382
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	350,544
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,777,444
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,877,177
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,737,628
		$90,737,808
Minnesota – 0.4%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$235,000	$232,190
Minnesota Housing Finance Agency, Residential Housing, “O”, GNMA, 6%, 7/01/2053	4,490,000	4,811,604
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	850,000
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	709,160
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	719,817
Minnesota Rural Water Finance Authority Rev. (Public Projects), 3.3%, 8/01/2026	3,450,000	3,451,473
		$10,774,244
Mississippi – 0.3%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$1,960,000	$1,973,865
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	382,026
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	356,935
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	381,800
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	827,194
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	280,000	283,245
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	826,573
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,024,538
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	427,304
Warren County, MS, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	2,500,000	2,581,226
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	462,747
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	474,843
		$10,002,296
Missouri – 1.0%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$150,415
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,140,000	1,118,823
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	500,000	483,636
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	204,306
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	417,495
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	297,718
Missouri Health & Educational Facilities Authority, Health Facilities Rev. (CoxHealth), “A”, 5%, 11/15/2029	9,300,000	9,984,282
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 6%, 5/01/2056	9,535,000	10,450,668

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	$3,090,000	$3,455,968
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	149,021
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	910,000	903,759
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	300,889
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	353,959
		$28,270,939
Montana – 0.6%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$6,220,000	$6,407,523
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “B-2”, 4.25%, 5/15/2030	3,845,000	3,861,971
Montana Facility Finance Authority Rev. (Benefis Health System Obligated Group), “B”, 5%, 2/15/2065 (Put Date 2/15/2030)	7,250,000	7,794,358
		$18,063,852
Nebraska – 0.5%
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2027	$2,500,000	$2,600,537
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2028	2,000,000	2,118,626
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2029	1,200,000	1,293,800
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2030	2,000,000	2,186,510
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2031	1,400,000	1,552,244
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2032	1,125,000	1,261,373
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2033	1,500,000	1,695,553
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2034	1,500,000	1,704,020
		$14,412,663
Nevada – 0.2%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$1,545,000	$1,564,990
Nevada Housing Division, Multi-Unit Housing Rev. (Carville Park Apartments), HUD Section 8, 5%, 7/01/2028 (Put Date 7/01/2027)	2,235,000	2,304,554
Washoe County, NV, Gas and Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 3.625%, 3/01/2036 (Put Date 10/01/2029)	1,000,000	1,007,633
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	860,000	877,124
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,275,000	1,300,387
		$7,054,688
New Hampshire – 1.6%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$15,025,000	$15,493,395
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	8,450,000	8,685,421
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	905,000	922,322
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	605,000	627,495
National Finance Authority, NH, Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	5,775,000	5,839,790
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	495,000	504,009
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	265,007
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	582,723
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	302,199
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	282,101
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	297,217
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	670,000	677,834
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2028	550,000	574,122
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2032	550,000	596,501

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	$175,000	$190,179
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	1,445,000	1,397,532
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “C”, GNMA, 6.25%, 1/01/2055	7,360,000	7,959,451
		$45,197,298
New Jersey – 3.5%
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	$3,625,000	$3,645,794
Hudson County, NJ, Redevelopment Agency Rev. (Bayfront Redevelopment Project), 4.5%, 12/11/2025	3,500,000	3,503,728
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,011,136
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “N1”, AAC, 5.5%, 9/01/2026	1,985,000	2,028,227
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,706,154
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,176,178
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,026,055
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,553,488
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,107,988
New Jersey Economic Development Authority Rev. (School Facilities Construction), Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	6,855,000	6,638,571
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	2,350,000	2,378,631
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,131,337
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,421,837
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”1B“, 5%, 12/01/2034	3,670,000	3,950,207
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”2“, 5%, 12/01/2056	7,000,000	7,056,895
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”3“, 5%, 12/01/2031	1,500,000	1,606,330
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”3“, 5%, 12/01/2032	1,500,000	1,616,825
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”3“, 5%, 12/01/2033	1,550,000	1,676,859
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”3“, 5%, 12/01/2034	1,550,000	1,672,019
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	415,552
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	340,259
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2031	1,200,000	1,297,959
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	4,820,000	4,787,537
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,602,820
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	851,131
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,336,107
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,452,449
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,600,407
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,048,934
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	5,000,000	5,244,668
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2031	3,800,000	4,110,204
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (New Irvine Taylor Apartments Project), “C”, HUD Section 8, 3.67%, 2/01/2026	3,165,000	3,168,456
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “B”, HUD Section 8, 3.375%, 11/01/2027	2,760,000	2,769,170
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “D-2”, GNMA, 2.95%, 5/01/2028	3,150,000	3,124,500
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “E-2”, 3.375%, 11/01/2027	5,500,000	5,505,612
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	1,815,000	1,756,729
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	3,485,000	3,184,966
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,521,911
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	2,600,000	2,445,735
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	1,852,517
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,761,051
		$102,086,933

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Mexico – 0.9%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$7,000,000	$7,077,757
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	304,253
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	175,000	184,141
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	489,667
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	326,737
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	380,035
New Mexico Finance Authority Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2032	750,000	759,370
New Mexico Finance Authority Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2033	775,000	784,146
New Mexico Hospital Equipment Loan Council, Hospital System & Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,008,772
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartments & Sangre De Cristo Project), HUD Section 8, 3.73%, 2/01/2042 (Put Date 12/01/2025)	5,100,000	5,100,968
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	4,350,000	4,751,629
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A”, GNMA, 5.75%, 3/01/2056	5,615,000	6,157,100
		$27,324,575
New York – 4.8%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	$125,000	$124,382
Long Island, NY, Power Authority, Electric System General Rev., “B”, 3%, 9/01/2055 (Put Date 9/01/2028)	6,000,000	5,943,373
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	725,345
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2031	375,000	410,519
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2032	600,000	664,940
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2033	600,000	671,171
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2034	610,000	686,198
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2035	750,000	837,400
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/2032	5,000,000	5,709,621
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	6,800,000	7,012,571
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	11,985,000	11,812,767
New York Housing Finance Agency Affordable Housing Rev., “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	3,016,696
New York Housing Finance Agency Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	805,000	805,092
New York Housing Finance Agency Personal Income Tax Rev., “A-2”, 3.45%, 6/15/2054 (Put Date 12/15/2030)	2,445,000	2,463,328
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,078,131
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	1,400,000	1,400,134
New York State Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp. Project), “B”, 4%, 5/15/2032	11,685,000	11,961,845
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,109,561
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,788,001
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,101,237
New York Triborough Bridge & Tunnel Authority, Payroll Mobility Tax Senior Lien Refunding (MTA Bridge & Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,918,627
New York Urban Development Corp., Personal Income Tax Rev., “A”, 5%, 3/15/2035	10,000,000	10,056,935
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “A-2”, 3.25%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	5,015,186
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “B-2”, 3.95%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	5,103,859
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	6,940,000	6,940,034
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, 1%, 11/01/2025	1,450,000	1,450,000
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,254,742

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	$1,290,000	$1,251,087
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,638,096
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,436,514
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,008,130
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	176,429
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,817,005
Port Authority of NY & NJ (246th Series), 5%, 9/01/2028	5,000,000	5,263,542
Port Authority of NY & NJ (246th Series), 5%, 9/01/2031	10,000,000	11,045,725
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	137,041
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	129,383
Syracuse, NY, Regional Airport Authority, Senior Airport Rev., 5%, 7/01/2026	250,000	251,598
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,020,946
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,543,238
		$139,780,429
North Carolina – 1.4%
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev. (Project Aero), 3.75%, 12/01/2027 (Put Date 11/01/2025)	$635,000	$635,000
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev., Capital Appreciation (Project Aero), 0%, 12/01/2027 (Put Date 12/01/2026)	7,500,000	7,492,597
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034	1,500,000	1,664,201
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035	1,000,000	1,101,482
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036	700,000	765,223
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	771,570
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	759,415
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	958,492
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,500,658
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,281,113
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2031	3,250,000	3,553,160
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2032	3,250,000	3,588,523
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2033	3,250,000	3,609,812
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	725,000	756,317
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,268,890
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,621,513
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	441,002
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	465,309
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	373,238
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	761,468
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	792,737
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	823,801
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	245,558
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	293,347
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	189,134

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	$600,000	$602,967
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	285,000	285,111
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B-2”, 3.75%, 10/01/2028	525,000	525,169
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,504,667
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,009,247
Raleigh-Durham, NC, Airport Authority Rev., “C”, 5%, 5/01/2030	1,000,000	1,028,757
		$41,669,478
North Dakota – 0.1%
Horace, ND, Temporary Refunding Improvement, “B”, 4.85%, 8/01/2026	$2,340,000	$2,340,608
Ohio – 2.9%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$541,098
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	255,215
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,009,232
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 5%, 8/01/2027	1,930,000	1,950,359
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	2,695,000	2,702,238
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	2,755,000	2,769,838
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2033	4,300,000	4,738,965
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2034	3,120,000	3,459,049
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	2,695,000	2,987,545
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2026	2,000,000	2,007,194
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2027	2,150,000	2,191,610
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	2,800,000	2,802,937
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2027	680,000	689,688
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2028	820,000	841,565
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2029	860,000	893,008
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2030	905,000	950,490
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2031	950,000	1,007,294
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2032	995,000	1,061,590
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2033	1,045,000	1,116,077
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	815,581
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2026	500,000	505,957
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2027	580,000	596,075
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2028	1,455,000	1,517,229
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2030	1,000,000	1,070,954
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2031	1,000,000	1,083,941
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2032	900,000	964,025
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2033	800,000	855,407
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2034	1,000,000	1,071,063
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	203,182
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	125,718
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	144,979
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	305,000	305,938
Ohio Air Quality Development Authority, Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,941,294
Ohio Air Quality Development Authority, Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,430,000	3,482,346
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	380,000	384,867
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,892,996
Ohio Hospital Rev. (University Hospitals Health System, Inc.), “A”, 5%, 1/15/2030	5,000,000	5,351,080

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Ohio Hospital Rev. (University Hospitals Health System, Inc.), “A”, 5%, 1/15/2031	$2,940,000	$3,191,390
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Thornwood Commons), HUD Section 8, 5%, 12/01/2026 (Put Date 12/01/2025)	2,460,000	2,463,167
Ohio Housing Finance Agency, Multi-Family Tax-Exempt Mortgage (MacArthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	7,239,934	7,840,629
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	4,740,000	5,002,409
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	142,020
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	431,954
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	385,796
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	871,861
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	507,752
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	309,320
		$83,433,922
Oklahoma – 0.2%
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	$2,085,000	$2,334,719
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2032	1,650,000	1,864,428
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	800,112
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	503,616
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	301,397
		$5,804,272
Oregon – 0.4%
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	$150,000	$151,667
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	128,468
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	156,182
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	316,079
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	319,899
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	7,850,000	8,283,250
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	434,921
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	419,632
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	317,898
Washington, Clackamas, and Yamhill Counties, OR, Sherwood School District No. 88, General Obligation, Capital Appreciation, “A”, 0%, 6/15/2034	3,325,000	2,322,340
		$12,850,336
Pennsylvania – 6.2%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “B-2”, 3.6%, 6/01/2029	$1,500,000	$1,488,317
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2031	3,000,000	3,263,939
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2032	6,195,000	6,817,484
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2033	3,230,000	3,590,114
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	2,750,000	2,770,104
Allentown, PA, City School District General Obligation, BAM, 5%, 2/01/2026	4,155,000	4,174,288
Allentown, PA, City School District General Obligation, “B”, BAM, 5%, 6/01/2036	1,310,000	1,319,562
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	492,320
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	897,794
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	1,157,000	1,245,660
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	9,312,000	8,433,676
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	4,654,074	3,201,468
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	1,515,000	1,507,504
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	359,311
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	736,459
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	758,538

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	$830,000	$775,326
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	790,317
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	402,161
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	225,000	227,243
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,252,478
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	1,400,000	1,488,131
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,460,000	1,534,452
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	148,088
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	513,767
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	499,963
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	416,383
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	524,243
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	115,000	116,866
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	447,357
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2028	585,000	606,795
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2031	500,000	541,239
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2032	825,000	902,649
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,078,364
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,238,364
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	968,872
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,078,404
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,454,768
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,533,109
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's University Health Network Project), 5%, 8/15/2034	10,450,000	11,741,801
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,623,265
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,769,791
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	2,300,000	2,309,802
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capital Region Parking System), “C”, AGM, 5%, 1/01/2026	915,000	917,638
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	11,830,607
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	5,500,000	5,537,949
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,821,563
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	5,000,000	5,022,850
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2029	1,550,000	1,625,899
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2030	2,365,000	2,501,651
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	2,315,000	2,459,773
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	1,000,000	1,063,572
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	2,000,000	2,146,793
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	1,100,000	1,182,729
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	1,244,000	1,341,962
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,064,582
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	478,379
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,747,625
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	356,174
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	565,105
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	239,690
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,747,372

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “B”, FNMA, 5%, 11/01/2026 (Put Date 11/01/2025)	$500,000	$500,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	640,000	641,568
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	754,299
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,110,670
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,275,212
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,333,931
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,525,195
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	7,970,000	8,097,826
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2029	2,700,000	2,888,033
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2030	2,800,000	3,039,610
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2031	1,900,000	2,090,517
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	7,385,000	7,518,592
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	230,000	238,214
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	646,513
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,919,623
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2036	2,250,000	2,553,057
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2037	4,030,000	4,551,135
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	1,295,000	1,453,085
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,090,654
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	514,904
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	149,206
		$180,584,293
Puerto Rico – 1.6%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$14,750,000	$15,751,984
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	1,521,000	1,686,507
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	24,969
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	625,000	625,583
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,575,000	1,583,568
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	207,054
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	15,340,000	13,561,123
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	16,249,000	12,303,393
		$45,744,181
Rhode Island – 2.0%
Rhode Island Health & Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,039,335
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-A”, 3.35%, 10/01/2055 (Put Date 10/01/2027)	2,550,000	2,555,787
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-B”, 3.3%, 4/01/2028	5,000,000	5,020,929
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	600,789
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	888,365
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	800,000	837,714
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	1,825,000	1,928,921
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	1,900,000	2,017,037
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	1,960,000	2,101,143
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	3,350,000	3,591,240
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	1,900,000	2,047,978
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	2,125,000	2,290,502
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	3,300,000	3,562,942

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – continued
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2028	$500,000	$523,571
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2029	1,000,000	1,056,943
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2030	1,500,000	1,592,397
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2031	2,000,000	2,144,024
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2032	900,000	970,095
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	1,775,000	1,712,158
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	760,000	820,556
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	3,750,000	3,695,305
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,006,244
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	963,302
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	825,367
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,047,142
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	690,933
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,001,441
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,143,737
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,197,538
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,240,863
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,321,179
		$57,435,477
South Carolina – 1.6%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$2,930,000	$2,975,196
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 5%, 9/01/2035	2,250,000	2,370,801
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	8,700,000	9,462,300
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	860,000	880,110
South Carolina Jobs & Economic Development Authority, Health Facilities Refunding Rev. (Rolling Green Village Project), 4%, 12/01/2030 (w)	5,000,000	5,000,750
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	335,000	336,632
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,345,000	1,348,098
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032)	3,440,000	3,853,692
South Carolina Jobs & Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	10,000,000	9,839,307
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	2,145,000	2,142,317
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,840,331
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,501,922
		$46,551,456
South Dakota – 0.4%
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “C-2”, 5%, 11/01/2051 (Put Date 11/01/2032)	$4,000,000	$4,399,593
South Dakota Housing Development Authority, Homeownership Mortgage Rev., “A”, GNMA, 6.5%, 11/01/2055	6,225,000	7,089,453
		$11,489,046
Tennessee – 2.3%
Chattanooga, TN, Health, Educational & Housing Facility Board, Multi-Family Housing (Shallowford Project), 3.8%, 12/01/2029 (Put Date 12/01/2026)	$2,000,000	$2,016,532
Knox County, TN, Health Educational & Housing Facility, Board Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	930,000	930,421
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,252,459
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	269,758
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	508,748

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	$490,000	$495,601
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,474,964
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,222,998
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	177,011
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,411,068
Shelby County, TN, Health, Educational & Housing Facility Board, Health Care Refunding Rev. (Baptist memorial Health Care), “B”, 5%, 9/01/2044 (Put Date 9/01/2030)	6,250,000	6,731,026
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2031	1,170,000	1,156,266
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2025	575,000	575,675
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	737,603
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	778,214
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	17,257,733
Tennessee Energy Acquisition Corp., Gas Project Refunding Rev., “A”, 5%, 12/01/2035	4,045,000	4,402,472
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	19,000,000	19,688,805
		$67,087,354
Texas – 8.3%
Arlington, TX, Housing Finance Corp., Multi-Family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	$5,000,000	$5,027,496
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2032	1,155,000	1,164,588
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	1,000,000	1,006,838
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	308,566
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	945,592
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,010,979
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	820,900
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	734,325
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,385,910
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	517,453
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,505,318
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2030	2,195,000	2,367,477
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2031	3,875,000	4,239,106
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2032	5,000,000	5,544,576
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2033	7,000,000	7,588,846
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2033	2,500,000	2,787,267
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2034	6,065,000	6,564,626
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	2,550,000	2,338,295
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	371,403
Brazos, TX, Higher Education Authority, Inc., Student Loan Program, “1A”, 5%, 4/01/2028	1,150,000	1,186,173
Brazos, TX, Higher Education Authority, Inc., Student Loan Program, “1A”, 5%, 4/01/2029	1,400,000	1,461,673
Brazos, TX, Higher Education Authority, Inc., Student Loan Program, “1A”, 5%, 4/01/2030	2,500,000	2,637,476
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,004,314
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,004,682
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Redwood Apartments), 3.65%, 1/01/2041 (Put Date 1/01/2026)	1,125,000	1,125,199
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,402,611
Dallas & Fort Worth, TX, International Airport, Joint Refunding & Improvements Rev., “A-2”, 5%, 11/01/2050 (Put Date 11/01/2032)	15,000,000	16,413,310
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,755,075
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	3,445,000	3,446,989
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	6,900,000	6,985,830
EP Tuscany Zaragosa PFC, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2033	15,000,000	14,955,169
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	1,905,000	2,112,354
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project) , 4%, 10/01/2035	7,540,000	7,494,925

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2026	$500,000	$505,864
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2027	500,000	513,714
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2029	965,000	1,025,238
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2030	1,015,000	1,094,316
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2031	1,070,000	1,168,944
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2032	380,000	419,627
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2026	485,000	489,878
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2027	450,000	459,616
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2028	525,000	545,621
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2029	350,000	368,800
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2030	500,000	533,645
Harris County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Baypointe Apartments), 2.95%, 9/01/2043 (Put Date 9/01/2028)	4,150,000	4,113,862
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	526,497
Houston, TX, Airport System Rev., “C”, 5%, 7/01/2026	3,000,000	3,040,594
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	361,926
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2035	7,120,000	7,912,169
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	665,000	722,011
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	499,799
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Cordova Apartments), 3.65%, 2/01/2048 (Put Date 2/01/2028)	3,700,000	3,730,863
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,115,415
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	353,885
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	151,025
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	231,251
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	285,291
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	191,940
Las Varas, TX, Public Facility Corp. Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	6,215,000	6,219,392
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	6,875,000	7,160,166
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,908,740
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	2,480,000	2,579,924
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	2,230,000	2,236,980
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2025	390,000	390,000
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2026	285,000	288,037
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2027	350,000	358,150
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2028	440,000	455,757
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2029	575,000	602,776
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2030	805,000	852,440
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	635,000	678,596
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2032	665,000	717,854
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2033	700,000	759,253
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2028	550,000	571,542
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2030	1,650,000	1,740,351
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2031	1,900,000	2,019,803
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	846,524
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,712,199
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,926,845
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	593,592
San Antonio, TX, Passenger Facility Charge & Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,266,420
San Antonio, TX, Passenger Facility Charge & Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,833,595
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,329,142

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	$4,750,000	$5,155,784
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,675,194
Tarrant County, TX, Housing Finance Corporation, Multi-Family Housing Rev. (Wildwood Branch), 3.6%, 2/01/2043 (Put Date 2/01/2028)	7,000,000	7,063,636
Texas Affordable Housing Corp., Multi-Family Rev. (Eden Court Apartments Project), Texas PSF, 5%, 4/01/2043 (Put Date 4/01/2026)	2,100,000	2,100,313
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Aspen Park), 5%, 3/01/2041 (Put Date 3/01/2026)	4,000,000	4,014,608
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Rev., “C”, FLR, 3.528% (SOFR - 3mo. + 0.86%), 9/15/2027	2,310,000	2,311,621
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	9,885,000	10,696,515
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	11,345,000	12,865,440
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	6,000,000	6,603,989
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	397,487
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	122,702
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	438,553
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,668,217
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	589,745
		$243,329,014
Utah – 1.3%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	$1,200,000	$1,214,578
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,258,269
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2033	8,635,000	9,708,734
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2034	7,255,000	8,196,866
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	1,794,000	1,807,881
Utah Housing Corp., Multi-Family Housing Rev. (Silos on 500), 3.7%, 8/01/2043 (Put Date 8/01/2027)	2,000,000	2,010,047
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	1,750,000	1,907,647
Utah Housing Corp., Single Family Mortgage Rev., “C”, GNMA, 6.5%, 7/01/2055	6,495,000	7,420,712
		$37,524,734
Vermont – 0.8%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	$1,470,000	$1,482,547
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	781,615
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	141,195
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	780,764
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,020,157
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,020,157
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	433,567
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,649,433
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,788,603
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	541,220
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,696,369
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,499,839
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,051,274
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,117,924
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,300,000	1,350,902
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2029	450,000	475,434
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,500,000	1,573,670
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2030	690,000	737,447
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	1,600,000	1,688,174
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2031	700,000	756,859
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2032	550,000	599,511

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Vermont – continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2033	$700,000	$762,825
		$23,949,486
Virginia – 1.7%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027 (Put Date 4/01/2027)	$235,000	$227,029
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	3,215,000	3,250,425
Franklin County, VA, Industrial Development Authority, Public Facility Rev., 5%, 10/15/2030	6,395,000	6,647,602
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	915,000	925,082
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,453
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	10,250,000	10,328,643
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	402,685
Virginia Housing Development Authority, Commonwealth Mortgage, “G”, 3.125%, 7/01/2056 (Put Date 4/01/2027) (w)	12,000,000	11,994,607
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 3/01/2029	525,000	525,304
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 9/01/2029	1,750,000	1,754,129
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	7,420,000	7,428,300
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	6,390,000	6,460,408
		$50,041,667
Washington – 3.1%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	$2,505,000	$2,505,046
King County, WA, Affordable Housing Rev., “A-1”, HUD Section 8, 5%, 1/01/2028	5,850,000	5,867,344
King County, WA, Affordable Housing Rev., “A-2”, HUD Section 8, 5%, 1/01/2028	2,860,000	2,921,445
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2032	1,500,000	1,706,182
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2033	1,350,000	1,545,737
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,262,838
Port of Seattle, WA, Intermediate Lien Rev., “B”, 5%, 10/01/2034	5,850,000	6,655,912
Port of Seattle, WA, Intermediate Lien Rev., “B”, 5%, 10/01/2035	3,000,000	3,420,065
Port of Seattle, WA, Intermediate Lien Rev., “B”, 5%, 10/01/2036	3,000,000	3,388,521
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	3,016,347
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,023,780
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,338,338
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,733,188
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	12,065,000	12,035,070
Washington Health Care Facilities Authority Rev. (MultiCare Health System), “C2”, AGM, 5%, 8/15/2055 (Put Date 8/15/2032)	10,000,000	11,075,584
Washington Health Care Facilities Authority Rev. (Providence St. Joseph Health), “B”, 5%, 10/01/2030	10,000,000	10,946,006
Washington State Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	5,000,000	4,982,987
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	1,470,000	1,527,633
		$90,952,023
West Virginia – 1.1%
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2026	$405,000	$407,765
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2027	505,000	514,451
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2028	530,000	546,210
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2029	360,000	374,996
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2030	350,000	369,105
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2031	725,000	770,564
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2032	400,000	427,818
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2033	400,000	428,939

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
West Virginia – continued
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	$830,000	$830,000
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,443,285
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company-Amos Project), “A”, 3.3%, 1/01/2041 (Put Date 9/01/2028)	5,000,000	5,031,256
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	2,010,000	2,042,088
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Health System Obligated Group), “B”, 5%, 6/01/2055 (Put Date 6/01/2033)	10,500,000	11,505,771
		$30,692,248
Wisconsin – 2.7%
Dane County, WI, General Obligation Airport Project, “C”, 5%, 6/01/2031	$4,805,000	$5,315,229
Dane County, WI, General Obligation Airport Project, “C”, 5%, 6/01/2032	5,050,000	5,662,564
Dane County, WI, General Obligation Airport Project, “C”, 5%, 6/01/2033	5,295,000	6,000,236
Deerfield, WI, Community School District, Bond Anticipation Notes, 4%, 3/01/2030	14,500,000	14,715,023
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	265,000	240,924
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	321,507
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	468,560
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	959,152
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	924,882
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	932,861
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	5,000,000	4,969,158
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,072,869
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	505,000	519,409
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	344,981
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	360,470
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	376,219
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	391,934
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,323,817
Wisconsin Housing & Economic Development Authority, Housing Rev., “E”, HUD Section 8, 3.875%, 11/01/2054 (Put Date 5/01/2027)	1,810,000	1,810,696
Wisconsin Housing & Economic Development Authority, Multi-Family Housing (Intersect Project), “I”, 5%, 11/01/2058 (Put Date 2/01/2027)	3,250,000	3,324,686
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	2,315,000	2,314,928
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	425,000	425,346
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	340,000	341,693
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	328,638
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	463,876
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	761,816
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	964,715
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,020,000	2,416,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	5,915,000	5,956,852
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), FNMA, 4.5%, 7/01/2067 (Put Date 7/01/2035)	7,180,000	7,505,109
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	201,423
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	257,905

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	$325,000	$330,105
		$78,303,583
Wyoming – 0.0%
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	$380,000	$380,469
Total Municipal Bonds (Identified Cost, $2,803,799,815)		$2,840,736,677
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$7,427,000	$7,293,911
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,573,000	1,345,937
Total Bonds (Identified Cost, $8,716,777)		$8,639,848
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 4.519%, 8/25/2041 (Identified Cost, $5,756,710)	$5,712,859	$5,830,519
Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $57,747,663)	57,746,963	$57,758,513
Other Assets, Less Liabilities – 0.0%		1,411,388
Net Assets – 100.0%		$2,914,376,945

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $57,758,513 and
$2,855,207,044, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,532,272, representing 0.9% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate

MFS Municipal Limited Maturity Fund
Portfolio of Investments (unaudited) – continued
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $2,818,273,302)	$2,855,207,044
Investments in affiliated issuers, at value (identified cost, $57,747,663)	57,758,513
Receivables for
Investments sold	20,875,278
Fund shares sold	7,802,196
Interest and dividends	35,805,882
Other assets	23,735
Total assets	$2,977,472,648
Liabilities
Payable to custodian	$143
Payables for
Distributions	724,628
Investments purchased	7,500,000
When-issued investments purchased	50,238,445
Fund shares reacquired	3,976,029
Payable to affiliates
Investment adviser	22,813
Administrative services fee	2,074
Shareholder servicing costs	458,132
Distribution and service fees	10,488
Accrued expenses and other liabilities	162,951
Total liabilities	$63,095,703
Net assets	$2,914,376,945
Net assets consist of
Paid-in capital	$2,988,901,952
Total distributable earnings (loss)	(74,525,007)
Net assets	$2,914,376,945
Shares of beneficial interest outstanding	360,591,887

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,194,924,468	147,735,953	$8.09
Class B	53,923	6,674	8.08
Class C	12,597,285	1,556,954	8.09
Class I	1,047,938,708	129,712,738	8.08
Class R6	658,862,561	81,579,568	8.08

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.30 [100 / 97.50 x $8.09]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/25 (unaudited) Net investment income (loss)
Income
Interest	$49,718,015
Dividends from affiliated issuers	1,855,535
Total investment income	$51,573,550
Expenses
Management fee	$4,822,193
Distribution and service fees	1,523,859
Shareholder servicing costs	804,630
Administrative services fee	182,162
Independent Trustees' compensation	29,547
Custodian fee	146,536
Shareholder communications	41,915
Audit and tax fees	36,106
Legal fees	6,969
Miscellaneous	130,817
Total expenses	$7,724,734
Fees paid indirectly	(2,680)
Reduction of expenses by investment adviser and distributor	(970,635)
Net expenses	$6,751,419
Net investment income (loss)	$44,822,131
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,188,290
Affiliated issuers	1,970
Net realized gain (loss)	$2,190,260
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$57,667,905
Affiliated issuers	11,649
Net unrealized gain (loss)	$57,679,554
Net realized and unrealized gain (loss)	$59,869,814
Change in net assets from operations	$104,691,945
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25
Change in net assets
From operations
Net investment income (loss)	$44,822,131	$80,924,979
Net realized gain (loss)	2,190,260	(7,286,307)
Net unrealized gain (loss)	57,679,554	21,162,209
Change in net assets from operations	$104,691,945	$94,800,881
Total distributions to shareholders	$(44,636,576)	$(80,018,002)
Change in net assets from fund share transactions	$218,416,658	$19,326,363
Total change in net assets	$278,472,027	$34,109,242
Net assets
At beginning of period	2,635,904,918	2,601,795,676
At end of period	$2,914,376,945	$2,635,904,918
See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.91	$7.87	$7.85	$7.86	$8.40	$8.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.20	$0.14	$0.10	$0.14
Net realized and unrealized gain (loss)	0.18	0.04	0.02	(0.01)	(0.54)	0.34
Total from investment operations	$0.31	$0.28	$0.22	$0.13	$(0.44)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.20)	$(0.14)	$(0.10)	$(0.14)
Net asset value, end of period (x)	$8.09	$7.91	$7.87	$7.85	$7.86	$8.40
Total return (%) (r)(s)(t)(x)	3.88 (n)	3.52	2.86	1.68	(5.24)	5.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71 (a)	0.72	0.72	0.72	0.72	0.76
Expenses after expense reductions (f)	0.58 (a)	0.58	0.59	0.60	0.61	0.65
Net investment income (loss)	3.11 (a)	3.00	2.61	1.79	1.25	1.65
Portfolio turnover rate	16 (n)	29	30	35	23	18
Net assets at end of period (000 omitted)	$1,194,924	$1,124,732	$1,114,939	$1,210,132	$1,351,962	$1,382,963

Class B	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.91	$7.86	$7.84	$7.85	$8.39	$8.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.14	$0.08	$0.04	$0.08
Net realized and unrealized gain (loss)	0.16	0.05	0.02	(0.01)	(0.54)	0.33
Total from investment operations	$0.26	$0.23	$0.16	$0.07	$(0.50)	$0.41
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.18)	$(0.14)	$(0.08)	$(0.04)	$(0.07)
Net asset value, end of period (x)	$8.08	$7.91	$7.86	$7.84	$7.85	$8.39
Total return (%) (r)(s)(t)(x)	3.36 (n)	2.89	2.11	0.92	(5.96)	5.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46 (a)	1.47	1.47	1.47	1.47	1.52
Expenses after expense reductions (f)	1.33 (a)	1.33	1.34	1.35	1.36	1.40
Net investment income (loss)	2.37 (a)	2.25	1.83	1.03	0.50	0.96
Portfolio turnover rate	16 (n)	29	30	35	23	18
Net assets at end of period (000 omitted)	$54	$56	$71	$145	$167	$188

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.92	$7.87	$7.85	$7.86	$8.41	$8.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.14	$0.07	$0.03	$0.07
Net realized and unrealized gain (loss)	0.17	0.05	0.01	(0.01)	(0.55)	0.35
Total from investment operations	$0.26	$0.22	$0.15	$0.06	$(0.52)	$0.42
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.17)	$(0.13)	$(0.07)	$(0.03)	$(0.07)
Net asset value, end of period (x)	$8.09	$7.92	$7.87	$7.85	$7.86	$8.41
Total return (%) (r)(s)(t)(x)	3.31 (n)	2.79	1.99	0.82	(6.16)	5.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46 (a)	1.47	1.47	1.47	1.47	1.51
Expenses after expense reductions (f)	1.43 (a)	1.43	1.44	1.45	1.46	1.50
Net investment income (loss)	2.26 (a)	2.14	1.74	0.93	0.40	0.84
Portfolio turnover rate	16 (n)	29	30	35	23	18
Net assets at end of period (000 omitted)	$12,597	$13,585	$19,082	$28,050	$39,268	$51,865

Class I	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.91	$7.86	$7.84	$7.85	$8.40	$8.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.22	$0.15	$0.12	$0.15
Net realized and unrealized gain (loss)	0.17	0.05	0.01	(0.01)	(0.55)	0.35
Total from investment operations	$0.30	$0.30	$0.23	$0.14	$(0.43)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.21)	$(0.15)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$8.08	$7.91	$7.86	$7.84	$7.85	$8.40
Total return (%) (r)(s)(t)(x)	3.83 (n)	3.81	3.01	1.82	(5.22)	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46 (a)	0.47	0.47	0.47	0.47	0.51
Expenses after expense reductions (f)	0.43 (a)	0.43	0.44	0.45	0.46	0.50
Net investment income (loss)	3.26 (a)	3.14	2.75	1.92	1.39	1.80
Portfolio turnover rate	16 (n)	29	30	35	23	18
Net assets at end of period (000 omitted)	$1,047,939	$926,884	$933,762	$1,047,034	$1,435,075	$1,413,405

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$7.90	$7.86	$7.83	$7.84	$8.39	$8.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.26	$0.22	$0.16	$0.12	$0.15
Net realized and unrealized gain (loss)	0.18	0.03	0.03	(0.01)	(0.55)	0.34
Total from investment operations	$0.31	$0.29	$0.25	$0.15	$(0.43)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.22)	$(0.16)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$8.08	$7.90	$7.86	$7.83	$7.84	$8.39
Total return (%) (r)(s)(t)(x)	4.00 (n)	3.75	3.22	1.90	(5.16)	6.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39 (a)	0.40	0.39	0.39	0.39	0.44
Expenses after expense reductions (f)	0.36 (a)	0.36	0.37	0.38	0.38	0.43
Net investment income (loss)	3.33 (a)	3.22	2.83	2.02	1.47	1.84
Portfolio turnover rate	16 (n)	29	30	35	23	18
Net assets at end of period (000 omitted)	$658,863	$570,648	$533,942	$609,185	$618,894	$500,212

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,846,567,196	$—	$2,846,567,196
U.S. Corporate Bonds	—	8,639,848	—	8,639,848
Investment Companies	57,758,513	—	—	57,758,513
Total	$57,758,513	$2,855,207,044	$—	$2,912,965,557
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended April 30, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$3,068,518
Tax-exempt income	76,949,484
Total distributions	$80,018,002
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
As of 10/31/25
Cost of investments	$2,876,421,586
Gross appreciation	49,994,637
Gross depreciation	(13,450,666)
Net unrealized appreciation (depreciation)	$36,543,971
As of 4/30/25
Undistributed ordinary income	2,373,902
Undistributed tax-exempt income	1,663,588
Capital loss carryforwards	(111,641,867)
Other temporary differences	(6,870,076)
Net unrealized appreciation (depreciation)	(20,105,923)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(38,567,994)
Long-Term	(73,073,873)
Total	$(111,641,867)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/25	Year ended 4/30/25
Class A	$18,071,378	$32,918,881
Class B	652	1,476
Class C	146,552	340,822
Class I	16,149,039	29,317,027
Class R6	10,268,955	17,439,796
Total	$44,636,576	$80,018,002
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. For the six months ended October 31, 2025, this management fee reduction amounted to $195,037, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.33% of the fund's average daily net assets.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.59%	1.34%	1.44%	0.44%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. For the six months ended October 31, 2025, this reduction amounted to $192,196, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,072 for the six months ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,458,443
Class B	0.75%	0.25%	1.00%	0.90%	277
Class C	0.75%	0.25%	1.00%	1.00%	65,139
Total Distribution and Service Fees					$1,523,859
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2025 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2025, this waiver amounted to $583,373 and $28 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2025, this rebate amounted to $1 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2025, were as follows:
Amount
Class A	$62,572
Class B	—
Class C	767
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2025, the fee was $22,478, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $782,152.

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.0130% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of Class I for an aggregate amount of $21.
(4) Portfolio Securities
For the six months ended October 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $665,804,448 and $421,747,289, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/25		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,077,239	$176,797,416	36,066,951	$287,210,714
Class B	4,333	35,000	—	—
Class C	140,087	1,121,583	285,300	2,272,394
Class I	25,467,008	203,505,540	44,880,512	356,668,406
Class R6	15,523,164	124,103,200	20,584,738	163,508,793
	63,211,831	$505,562,739	101,817,501	$809,660,307
Shares issued to shareholders in reinvestment of distributions
Class A	2,148,956	$17,225,529	3,936,001	$31,343,609
Class B	81	652	185	1,468
Class C	15,800	126,619	37,075	295,285
Class I	1,662,987	13,315,255	2,905,901	23,117,414
Class R6	1,215,717	9,732,126	2,075,421	16,503,146
	5,043,541	$40,400,181	8,954,583	$71,260,922
Shares reacquired
Class A	(18,598,556)	$(148,925,461)	(39,557,614)	$(314,921,246)
Class B	(4,880)	(39,478)	(2,116)	(16,942)
Class C	(314,745)	(2,514,641)	(1,030,175)	(8,194,694)
Class I	(14,663,020)	(117,149,401)	(49,318,380)	(392,363,761)
Class R6	(7,367,509)	(58,917,281)	(18,395,826)	(146,098,223)
	(40,948,710)	$(327,546,262)	(108,304,111)	$(861,594,866)

MFS Municipal Limited Maturity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/25		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Net change
Class A	5,627,639	$45,097,484	445,338	$3,633,077
Class B	(466)	(3,826)	(1,931)	(15,474)
Class C	(158,858)	(1,266,439)	(707,800)	(5,627,015)
Class I	12,466,975	99,671,394	(1,531,967)	(12,577,941)
Class R6	9,371,372	74,918,045	4,264,333	33,913,716
	27,306,662	$218,416,658	2,467,973	$19,326,363
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2025, the fund’s commitment fee and interest expense were $6,208 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$43,474,178	$437,454,312	$423,183,596	$1,970	$11,649	$57,758,513

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,855,535	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Limited Maturity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal Limited Maturity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal Limited Maturity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Municipal Limited Maturity Fund
Board Review of Investment Advisory Agreement
MFS Municipal Limited Maturity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Municipal Limited Maturity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
 The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Total Return Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Bond Fund
Portfolio of Investments − 10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$26,494,386
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,286,866
Boeing Co., 6.528%, 5/01/2034	20,794,000	23,007,938
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,762,480
Boeing Co., 5.805%, 5/01/2050	14,572,000	14,473,009
TransDigm, Inc., 4.625%, 1/15/2029	33,133,000	32,589,556
		$110,614,235
Asset-Backed & Securitized – 21.1%
ACREC 2021-FL1 Ltd., “C”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$10,841,500	$10,835,398
ACREC 2021-FL1 Ltd., “D”, FLR, 6.796% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	13,016,432
ACREC 2025-FL3 LLC, “AS”, FLR, 5.671% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	23,763,500	23,690,023
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	2,976,420	2,982,280
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	7,370,282	7,373,708
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	37,791,000	37,785,267
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	1,669,997	1,671,579
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	22,992,041	23,091,560
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	21,067,940	21,220,247
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	12,835,508	12,813,218
Angel Oak Mortgage Trust, 2025 10, “A1” , 4.96%, 9/25/2070 (n)	7,584,019	7,582,499
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.497% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	2,558,065	2,558,080
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.446% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,898,219
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.233% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	40,571,373
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 6.032% (SOFR - 1mo. + 2%), 6/15/2035 (n)	28,383,000	28,436,218
AREIT 2022-CRE6 Trust, “B”, FLR, 6.031% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,899,284
AREIT 2022-CRE6 Trust, “C”, FLR, 6.33% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	10,007,817
AREIT 2022-CRE6 Trust, “D”, FLR, 7.03% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,216,443
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.579% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	21,646,489	21,619,416
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,649,230	1,662,128
Bain Capital Credit CLO Ltd., 2021-6A, “BR”, FLR, 5.42% (SOFR - 3mo. + 1.55%), 10/21/2034 (n)	18,243,515	18,245,741
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	18,557,866	19,155,054
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,153,845	115
Bayview Commercial Asset Trust, FLR, 4.571% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	67,157	65,406
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.701% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	231,110	515,288
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,622,233
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.168%, 12/15/2055	10,215,909	11,014,314
BDS 2024-FL13 Ltd., “A”, FLR, 5.607% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	6,329,500	6,343,501
BDS 2025-FL14 Ltd., “B”, FLR, 5.694% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	13,272,979	13,115,216
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,892,250
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	12,840,932	13,216,678
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.06% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	23,878,452	23,898,367
Black Diamond CLO Ltd., 2021-1A, “A2R”, FLR, 5.707% (SOFR - 3mo. + 1.85%), 11/22/2034 (n)	34,041,667	34,060,969
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	15,268,988
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	4,118,718	4,221,236
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	574,379	590,546
BX Trust, 2025-BCAT, “B”, FLR, 5.582% (SOFR - 1mo. + 1.55%), 8/15/2042 (n)	8,307,371	8,307,371
BXMT 2020-FL2 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	6,075,253
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.446% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	17,296,120
BXMT 2021-FL4 Ltd., “B”, FLR, 5.696% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	37,439,329
RBFFS-SEM
1

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	$20,960,656	$19,726,627
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	9,992,000	9,980,293
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.236%, 1/25/2037 (d)(q)	1,043,626	288,623
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.307%, 3/25/2037 (d)(q)	1,068,126	390,919
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,940,177	1,950,947
CIFC Funding 2016-IA BR3, Ltd., FLR, 5.32% (SOFR - 3mo. + 1.45%), 10/21/2031 (n)	23,000,000	22,896,845
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.5% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	9,851,000	9,860,257
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,817,898
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	14,535,469	14,536,140
Columbia Cent CLO Ltd., 2020-30A-B1R2, FLR, 5.154% (SOFR - 3mo. + 1.55%), 1/20/2034 (n)	12,863,116	12,864,595
Columbia Cent CLO Ltd., 2020-30A-CR2, FLR, 5.504% (SOFR - 3mo. + 1.9%), 1/20/2034 (n)	17,216,327	17,218,272
Columbia Cent CLO Ltd., 2021-31A, FLR, 5.734% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	13,263,241	13,156,048
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,793,519
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	23,267,257
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,670,646
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,341,152
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	5,343,183	5,420,543
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	28,497,388	28,692,700
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.196% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,531,614
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	3,802,054	3,834,607
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	5,182,790	5,227,005
Empire District Bondco LLC, 4.943%, 1/01/2033	7,082,747	7,171,139
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	5,469,519	5,542,593
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	5,039,385	5,053,845
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	9,773,000	9,768,037
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	4,571,182	4,572,751
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	2,635,399	2,639,369
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	1,675,546	1,685,650
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	51,520	51,278
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 5.846% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	5,215,662	5,216,194
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	10,114,979	10,149,225
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	19,885,000	20,277,552
IMPAC Secured Assets Corp., FLR, 4.806% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	28,126	26,606
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	11,253,501
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.334% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	18,455,587	18,382,466
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.896% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	22,849,793	22,853,628
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.146% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	8,432,000	8,410,840
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.047% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	42,892,152
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.628% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	39,804,000	39,777,399
Magnetite XXXIX Ltd., 2023-39A, “BR”, FLR, 5.408% (SOFR - 3mo. + 1.55%), 1/25/2037 (n)	6,000,000	6,001,398
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 6.884% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,117,339
Merrill Lynch Mortgage Investors, Inc., 3.838%, 2/25/2037 (a)(d)	1,722,949	185,124
MF1 2020-FL4 Ltd., “AS”, FLR, 6.251% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	10,615,000	10,632,657
MF1 2021-FL5 Ltd., “C”, FLR, 5.851% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,670,617
MF1 2022-FL8 Ltd., “C”, FLR, 6.201% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,575,338
MF1 2022-FL8 Ltd., “D”, FLR, 6.652% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	6,129,186
MF1 2024-FL14 LLC, “AS”, FLR, 6.271% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	18,526,119	18,566,858
MF1 2024-FL15 LLC, “AS”, FLR, 6.071% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	20,521,000	20,565,826
MF1 2024-FL16 LLC, “AS”, FLR, 5.973% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	22,975,592	23,024,755
MF1 2025-FL17 LLC, “A”, FLR, 5.351% (SOFR - 1mo. + 1.32%), 2/18/2040 (n)	9,500,000	9,501,929
MF1 2025-FL17 LLC, “B”, FLR, 5.823% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	12,903,700	12,912,139
MF1 2025-FL19 LLC, “A”, FLR, 5.603% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	20,396,684	20,403,721
MF1 2025-FL19 LLC, “A”, FLR, 5.519% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	20,709,139	20,766,806
MF1 2025-FL19 LLC, “B”, FLR, 6.023% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	8,000,000	8,034,346
2

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2025-FL20 LLC, “B”, FLR, 5.981% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	$23,334,433	$23,341,548
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	11,095,429	11,188,649
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.588%, 6/25/2070 (n)	14,574,640	14,677,770
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	17,417,000
Neuberger Berman CLO Ltd., 2017-165A, “A1R2”, FLR, 5.085% (SOFR - 3mo. + 1.18%), 4/15/2039 (n)	4,047,000	4,043,799
Neuberger Berman CLO Ltd., 2017-165A, “BR2”, FLR, 5.505% (SOFR - 3mo. + 1.6%), 4/15/2039 (n)	20,000,000	20,056,540
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A, “CR”,FLR, 5.594% (SOFR - 3mo. + 1.7%), 10/16/2035 (n)	7,678,917	7,684,308
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	39,212,635	39,427,626
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.078% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	16,960,213	16,967,540
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	8,727,338	8,762,155
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	11,648,169	11,801,016
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	8,175,342	8,227,401
OBX Trust, 2025-NQM15, “A1”, 5.143%, 7/27/2065 (n)	8,231,223	8,258,460
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	11,659,968	11,639,764
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	8,191,569	8,189,676
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	5,387,538	5,417,101
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	415,193	232,506
Palmer Square Loan Funding 2025-1A Ltd., “B”, FLR, 5.811% (SOFR - 3mo. + 1.6%), 2/15/2033 (n)	17,000,000	16,828,300
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.988% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	11,000,000	10,990,859
PFP III 2024-11 Ltd., “11A”, FLR, 5.916% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	21,479,698	21,505,087
PFP III 2025-12 Ltd., “B”, FLR, 6.066% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,911,000	5,899,810
Preferred Term Securities XIX Ltd., CDO, FLR, 4.649% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	1,475,450	1,416,432
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.306% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	5,795,000	5,771,735
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.056% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	6,825,000	6,813,793
Residential Funding Mortgage Securities, Inc., FGIC, 3.985%, 12/25/2035 (d)(q)	137,728	2,025
Rockford Tower CLO 2020-1A Ltd., “BRR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	16,776,809	16,753,389
Sammons Financial Group, Inc., FLR, 5.67% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	14,464,716	14,366,920
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	12,884,000	12,925,673
Speak CLO Ltd., 2014-1A, “CR4”, FLR, 5.832% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	18,500,000	18,505,384
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.246% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	11,226,802
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.184% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	6,021,674
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.434% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,393,415
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	14,883,203	14,921,945
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,196,132	2,222,934
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,587,292	4,696,246
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.7% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)(w)	13,315,989	13,324,334
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	32,610,765
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	18,096,249
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 5.755% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	28,707,969	28,708,400
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	5,855,621	5,891,000
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	5,122,809	5,142,762
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	4,884,582	4,879,045
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.616% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	8,206,939
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.116% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,477,471
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.466% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,949,804
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,671,226
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,743,542
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	13,237,292
		$1,770,088,046
Automotive – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$12,790,507
3

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$9,294,000	$8,694,516
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$12,710,864
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	22,528,000	24,542,719
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	26,805,084
Intercontinental Exchange, Inc., 5.25%, 6/15/2031	8,977,000	9,376,791
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	19,750,000	20,602,603
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,457,345
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	21,190,430
LPL Holdings, Inc., 6%, 5/20/2034	13,107,000	13,713,822
		$135,399,658
Building – 0.5%
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	$28,731,000	$29,800,138
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	9,251,130
		$39,051,268
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,859,424
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	19,352,363
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,670,914
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,325,182
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	21,705,913
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	6,123,081
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	35,950,000	34,481,331
		$117,518,208
Cable TV – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$27,547,791
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,658,456
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	29,275,147
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,514,367
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,436,624
		$76,432,385
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$25,488,875
Oracle Corp., 5.2%, 9/26/2035	11,041,000	10,873,226
Oracle Corp., 5.95%, 9/26/2055	8,149,000	7,726,022
		$44,088,123
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$24,384,696
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028	$6,853,000	$7,088,887
Regal Rexnord Corp., 6.3%, 2/15/2030	24,925,000	26,381,516
Regal Rexnord Corp., 6.4%, 4/15/2033	16,170,000	17,331,157
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	21,595,745
		$72,397,305
4

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$14,596,785
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$13,799,000	$14,755,617
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$11,500,000	$11,741,486
Arrow Electronics, Inc., 2.95%, 2/15/2032	21,913,000	19,558,059
		$31,299,545
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$27,875,000	$24,159,557
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,979,095
		$36,138,652
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$7,896,000	$7,836,564
EQT Corp., 5%, 1/15/2029	5,901,000	5,972,577
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,442,613
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	19,092,000	20,985,353
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	12,476,648
		$53,713,755
Energy - Integrated – 0.5%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$13,609,800
Eni S.p.A., 5.5%, 5/15/2034 (n)	27,138,000	27,971,431
		$41,581,231
Financial Institutions – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	$10,175,000	$9,824,698
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,012,000	4,625,331
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	12,023,618
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,445,132
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,992,942
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,226,000	2,145,738
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,074,000	1,994,402
Bridge Housing Corp., 5.321%, 7/15/2035	17,055,000	17,150,124
		$62,201,985
Food & Beverages – 0.5%
Performance Food Group Co., 6.125%, 9/15/2032 (n)	$19,280,000	$19,794,737
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,773,399
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	10,755,000	10,427,431
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	4,815,000	4,521,614
		$41,517,181
Gaming & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$20,412,000	$20,922,889
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	12,078,626
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	15,783,617
		$48,785,132
5

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$15,206,904
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,598,364
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,599,259
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,600,563
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	26,615,000	29,310,451
		$65,315,541
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$20,682,201
Insurance - Property & Casualty – 1.1%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$13,854	$17,317
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	15,092,261
Brown & Brown, Inc., 5.55%, 6/23/2035	5,137,000	5,287,239
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,896,081
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,608,791
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,820,023
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	17,249,671
Hub International Ltd., 7.25%, 6/15/2030 (n)	22,651,000	23,647,599
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	5,325,708
		$93,944,690
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$9,811,488
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$24,388,000	$25,119,760
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	8,473,000	8,871,859
		$33,991,619
Major Banks – 7.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,960,684
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,895,534
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	37,039,830
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	41,261,904
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	13,918,928
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,819,538
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,917,457
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	15,328,374
Capital One Financial Corp., 6.7%, 11/29/2032	34,164,000	37,748,122
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	11,555,452
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	17,390,000	18,821,654
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	17,094,975
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	13,201,000	13,601,967
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	22,716,150
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,817,575
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,956,468
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	24,229,154
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	24,091,711
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	10,073,573
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	18,155,452
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	28,033,449
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	9,258,527
6

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	$7,484,000	$7,036,604
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	26,122,718
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,959,933
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	28,232,168
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,760,825
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	6,004,449
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,587,227
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	17,240,944
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	14,406,736
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,794,128
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	34,486,098
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	27,129,061
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,491,663
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	42,390,149
		$652,939,181
Medical & Health Technology & Services – 1.7%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,821,657
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,381,327
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	7,148,823
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	7,408,732
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,282,319
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,971,231
HCA, Inc., 4.375%, 3/15/2042	14,385,000	12,409,214
ICON Investments Six DAC, 6%, 5/08/2034	13,573,000	14,239,301
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	11,370,086
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,482,553
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,616,166
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	24,511,318
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	9,091,541
		$138,734,268
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$13,568,000	$13,958,121
Metals & Mining – 1.2%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$16,098,000	$15,847,588
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	11,513,251
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	17,573,675
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	15,339,000	14,846,189
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	15,880,394
Novelis, Inc., 3.875%, 8/15/2031 (n)	26,583,000	24,358,527
		$100,019,624
Midstream – 2.7%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$6,986,355
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	27,301,000	27,938,590
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,959,565
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,671,794
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,926,556
Energy Transfer LP, 5.75%, 2/15/2033	26,373,000	27,609,835
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,503,251
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,529,418
7

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	$7,661,000	$7,324,669
MPLX LP, 4.95%, 3/14/2052	27,389,000	23,361,883
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	32,112,751
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,902,700
Targa Resources Corp., 6.125%, 3/15/2033	24,189,000	25,780,666
Targa Resources Corp., 4.95%, 4/15/2052	8,758,000	7,489,463
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	24,120,000	24,606,066
		$226,703,562
Mortgage-Backed – 16.9%
Fannie Mae, 2.659%, 12/25/2026	$6,591,861	$6,483,588
Fannie Mae, 3.95%, 1/01/2027	537,680	537,231
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	22,758,268	21,662,908
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	21,219,015	19,496,864
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,154,760	1,900,145
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	28,430	29,393
Fannie Mae, 3%, 2/25/2033 (i)	692,964	46,181
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	2,950,499	3,065,452
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	3,369,724	3,455,071
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	16,261,923	16,329,473
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,228,609	1,290,520
Fannie Mae, 3.25%, 5/25/2040	237,744	227,641
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	28,431,814	27,810,520
Fannie Mae, 2%, 4/25/2046	461,129	430,484
Fannie Mae, 4%, 7/25/2046 (i)	966,987	177,686
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 5/01/2053	207,401,140	178,896,320
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2053	52,087,016	46,534,396
Fannie Mae, UMBS, 2%, 7/01/2037 - 10/01/2052	113,323,155	94,279,735
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	872,064	738,820
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 10/01/2053	24,964,355	25,370,146
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 11/01/2052	19,258,620	17,831,060
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2055	19,900,484	19,466,464
Fannie Mae, UMBS, 5%, 8/01/2052 - 8/01/2055	39,350,804	39,325,188
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 3/01/2055	2,538,202	2,629,334
Fannie Mae, UMBS, 6%, 11/01/2053 - 10/01/2054	15,296,940	15,663,783
Fannie Mae, UMBS, 4%, 1/01/2055 - 3/01/2055	7,473,109	7,092,088
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,918,419
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,960,301
Freddie Mac, 4.06%, 10/25/2028	5,001,000	5,017,843
Freddie Mac, 1.083%, 7/25/2029 (i)	12,310,646	417,454
Freddie Mac, 1.136%, 8/25/2029 (i)	21,817,535	798,851
Freddie Mac, 1.838%, 4/25/2030 (i)	6,415,004	464,335
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	664,863	684,593
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	398,955	413,855
Freddie Mac, 5%, 11/01/2035 - 11/01/2054	2,439,078	2,481,863
Freddie Mac, 5.5%, 2/15/2036 (i)	163,881	25,245
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,953,237	2,888,517
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	13,847,790	13,161,670
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	18,456,130	16,934,744
Freddie Mac, 4.5%, 7/01/2040 - 5/01/2042	3,743,003	3,769,623
Freddie Mac, 4.5%, 12/15/2040 (i)	61,140	5,675
Freddie Mac, 4%, 8/15/2044 (i)	151,726	12,896
Freddie Mac, UMBS, 3%, 11/01/2034 - 12/01/2052	45,907,446	41,509,899
Freddie Mac, UMBS, 2%, 9/01/2036 - 8/01/2052	152,086,199	124,428,179
8

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2.5%, 9/01/2036 - 10/01/2053	$52,630,292	$44,974,474
Freddie Mac, UMBS, 5%, 8/01/2037 - 7/01/2055	13,524,902	13,489,093
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 1/01/2053	16,407,279	15,216,868
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 5/01/2055	15,738,867	15,385,101
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 10/01/2054	12,802,056	12,999,013
Freddie Mac, UMBS, 6%, 9/01/2053 - 8/01/2054	33,785,507	34,597,527
Freddie Mac, UMBS, 6.5%, 9/01/2053 - 12/01/2054	7,848,161	8,168,994
Freddie Mac, UMBS, 4%, 2/01/2055 - 6/01/2055	3,414,428	3,240,343
Ginnie Mae, 5.5%, 11/15/2032 - 4/20/2055	40,898,592	41,339,552
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	412,486	428,332
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	54,453,286	53,658,557
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	34,656,562	33,094,602
Ginnie Mae, 3.5%, 11/15/2040 - 10/20/2055	38,605,269	35,554,372
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	56,065,848	50,597,527
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	68,033,535	58,929,111
Ginnie Mae, 2%, 1/20/2052 - 10/20/2053	48,310,802	40,197,531
Ginnie Mae, 5%, 12/20/2052 - 9/20/2054	42,467,166	42,454,202
Ginnie Mae, TBA, 5%, 11/15/2055	20,775,000	20,709,417
UMBS, TBA, 2.5%, 11/25/2055 - 12/25/2055	15,150,000	12,860,918
UMBS, TBA, 5%, 11/25/2055	575,000	572,060
UMBS, TBA, 5.5%, 11/25/2055	33,050,000	33,390,305
UMBS, TBA, 6%, 11/25/2055	8,425,000	8,615,042
UMBS, TBA, 2%, 12/25/2055	9,075,000	7,358,597
UMBS, TBA, 3%, 12/25/2055	12,425,000	11,006,803
UMBS, TBA, 3.5%, 12/25/2055	35,875,000	33,046,543
		$1,417,549,337
Municipals – 0.9%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$15,461,000	$12,400,602
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	8,128,000	4,700,513
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	580,000	579,877
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,743,685
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,782,268
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,635,857
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,643,746
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	19,320,142
		$79,806,690
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$17,976,806
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,690,521
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,845,980
		$47,513,307
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$8,531,000	$8,673,219
Network & Telecom – 0.5%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$40,369,000	$42,080,592
Oils – 0.0%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$4,278,401
9

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.8%
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	$23,323,000	$23,691,154
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	47,217,000	46,566,307
		$70,257,461
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$25,879,636
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	22,320,588
Boston Properties LP, REIT, 5.75%, 1/15/2035	14,052,000	14,369,218
		$62,569,442
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$24,974,000	$26,185,013
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$18,567,000	$19,079,338
Retailers – 0.4%
Penske Automotive Group Co., 3.75%, 6/15/2029	$34,558,000	$33,203,527
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$23,293,000	$21,384,342
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$23,635,416
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	22,257,425
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	16,533,161
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	26,122,779
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,104,999
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,955,206
		$96,608,986
Tobacco – 1.0%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,534,316
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	26,668,726
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	24,067,519
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,158,912
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,502,246
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	18,042,428
		$85,974,147
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$10,578,015
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	5,143,155
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	11,850,249
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,644,635
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	9,784,006	3,326,562
		$34,542,616
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.39%, 12/01/2025	$2,030	$2,030
Small Business Administration, 5.35%, 2/01/2026	11,676	11,689
Small Business Administration, 3.25%, 11/01/2030	339,960	332,809
Small Business Administration, 2.85%, 9/01/2031	611,300	586,510
10

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.37%, 8/01/2032	$404,809	$382,359
Small Business Administration, 2.13%, 1/01/2033	860,187	807,899
Small Business Administration, 2.21%, 2/01/2033	206,149	194,081
Small Business Administration, 2.22%, 3/01/2033	657,655	617,386
Small Business Administration, 2.08%, 4/01/2033	1,303,841	1,208,441
Small Business Administration, 2.45%, 6/01/2033	1,459,917	1,379,604
Small Business Administration, 3.15%, 7/01/2033	1,813,620	1,751,326
Small Business Administration, 3.16%, 8/01/2033	1,929,200	1,855,703
Small Business Administration, 3.62%, 9/01/2033	789,967	773,616
		$9,903,453
U.S. Treasury Obligations – 22.7%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$17,372,824
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	48,816,269
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	46,216,406
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	46,125,570
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	46,436,126
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	99,016,406
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	181,251,807
U.S. Treasury Bonds, 4.5%, 2/15/2044	90,700,000	89,410,359
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	21,235,121
U.S. Treasury Bonds, 2.25%, 8/15/2046	36,800,000	24,832,813
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	20,936,346
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	15,188,520
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	72,199,626
U.S. Treasury Bonds, 4.75%, 11/15/2053	30,800,000	31,151,313
U.S. Treasury Bonds, 4.25%, 2/15/2054	183,300,000	170,834,168
U.S. Treasury Bonds, 4.5%, 11/15/2054	49,800,000	48,432,445
U.S. Treasury Notes, 4.125%, 2/15/2027 (f)	320,100,000	321,838,044
U.S. Treasury Notes, 4.125%, 7/31/2028	64,200,000	65,070,211
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	94,158,136
U.S. Treasury Notes, 4.625%, 4/30/2029	38,000,000	39,226,094
U.S. Treasury Notes, 4.25%, 6/30/2029	167,000,000	170,444,375
U.S. Treasury Notes, 3.875%, 8/15/2034	74,000,000	73,144,375
U.S. Treasury Notes, 4.25%, 11/15/2034	157,500,000	159,887,109
		$1,903,224,463
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$14,708,035
Calpine Corp., 3.75%, 3/01/2031 (n)	19,925,000	19,127,018
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	29,787,171
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,972,451
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	19,692,118
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,769,519
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	25,947,913
		$124,004,225
Total Bonds (Identified Cost, $8,456,311,359)		$8,198,987,684
11

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $259,084,154)	259,063,792	$259,115,605
Other Assets, Less Liabilities – (0.8)%		(69,705,137)
Net Assets – 100.0%		$8,388,398,152

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $259,115,605 and
$8,198,987,684, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$2,439,651,366, representing 29.1% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 10/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	1,737	$210,665,531	December – 2025	$8,752,465
U.S. Treasury Ultra Note 10 yr	Long	USD	274	31,642,719	December – 2025	385,686
						$9,138,151
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,926	$401,074,454	December – 2025	$(49,598)
12

MFS Total Return Bond Fund
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Note 5 yr	Long	USD	3,232	$352,969,752	December – 2025	$(35,106)
						$(84,704)
At October 31, 2025, the fund had liquid securities with an aggregate value of $17,171,471 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

MFS Total Return Bond Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $8,456,311,359)	$8,198,987,684
Investments in affiliated issuers, at value (identified cost, $259,084,154)	259,115,605
Receivables for
Investments sold	800,744
TBA sale commitments	142,937,152
Fund shares sold	15,799,711
Interest and dividends	66,372,628
Other assets	23,121
Total assets	$8,684,036,645
Liabilities
Payable to custodian	$75,247
Payables for
Distributions	2,730,757
Net daily variation margin on open futures contracts	885,620
Investments purchased	154,468
When-issued investments purchased	13,315,989
TBA purchase commitments	270,410,250
Fund shares reacquired	6,444,779
Payable to affiliates
Investment adviser	36,483
Administrative services fee	3,003
Shareholder servicing costs	1,230,844
Distribution and service fees	22,299
Accrued expenses and other liabilities	328,754
Total liabilities	$295,638,493
Net assets	$8,388,398,152
Net assets consist of
Paid-in capital	$9,300,203,535
Total distributable earnings (loss)	(911,805,383)
Net assets	$8,388,398,152
Shares of beneficial interest outstanding	866,233,818

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,359,634,414	243,680,835	$9.68
Class B	811,103	83,613	9.70
Class C	23,069,312	2,379,010	9.70
Class I	1,849,202,858	190,996,766	9.68
Class R1	907,163	93,525	9.70
Class R2	12,704,508	1,312,002	9.68
Class R3	90,097,596	9,306,107	9.68
Class R4	45,371,050	4,683,794	9.69
Class R6	4,006,600,148	413,698,166	9.68

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.11 [100 / 95.75 x $9.68]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
14

MFS Total Return Bond Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/25 (unaudited) Net investment income (loss)
Income
Interest	$186,331,665
Dividends from affiliated issuers	3,725,197
Other	490,861
Total investment income	$190,547,723
Expenses
Management fee	$16,194,687
Distribution and service fees	3,219,158
Shareholder servicing costs	2,216,777
Administrative services fee	276,289
Independent Trustees' compensation	80,581
Custodian fee	183,842
Shareholder communications	190,244
Audit and tax fees	47,978
Legal fees	21,117
Miscellaneous	204,510
Total expenses	$22,635,183
Fees paid indirectly	(6,106)
Reduction of expenses by investment adviser and distributor	(3,860,869)
Net expenses	$18,768,208
Net investment income (loss)	$171,779,515
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(586,400)
Affiliated issuers	4,599
Futures contracts	(3,684,441)
Net realized gain (loss)	$(4,266,242)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$143,032,662
Affiliated issuers	32,340
Futures contracts	2,886,464
Net unrealized gain (loss)	$145,951,466
Net realized and unrealized gain (loss)	$141,685,224
Change in net assets from operations	$313,464,739
See Notes to Financial Statements
15

MFS Total Return Bond Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25
Change in net assets
From operations
Net investment income (loss)	$171,779,515	$337,016,512
Net realized gain (loss)	(4,266,242)	(65,316,315)
Net unrealized gain (loss)	145,951,466	357,001,579
Change in net assets from operations	$313,464,739	$628,701,776
Total distributions to shareholders	$(173,227,956)	$(350,730,784)
Change in net assets from fund share transactions	$157,498,016	$203,103,547
Total change in net assets	$297,734,799	$481,074,539
Net assets
At beginning of period	8,090,663,353	7,609,588,814
At end of period	$8,388,398,152	$8,090,663,353
See Notes to Financial Statements
16

MFS Total Return Bond Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.38	$0.38	$0.32	$0.20	$0.24
Net realized and unrealized gain (loss)	0.16	0.36	(0.37)	(0.42)	(1.13)	0.27
Total from investment operations	$0.35	$0.74	$0.01	$(0.10)	$(0.93)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.40)	$(0.39)	$(0.33)	$(0.21)	$(0.28)
From net realized gain	—	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.19)	$(0.40)	$(0.39)	$(0.33)	$(0.35)	$(0.32)
Net asset value, end of period (x)	$9.68	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	3.77 (n)	8.14	0.09	(0.95)	(8.46)	4.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77 (a)	0.77	0.78	0.78	0.76	0.77
Expenses after expense reductions (f)	0.60 (a)	0.60	0.60	0.60	0.60	0.62
Net investment income (loss)	4.01 (a)	4.04	4.07	3.30	1.84	2.07
Portfolio turnover rate	24 (n)	75	76	97	185	188
Net assets at end of period (000 omitted)	$2,359,634	$2,354,291	$2,274,215	$2,262,535	$2,426,564	$2,969,273
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	11 (n)	27	44	—	—	—

See Notes to Financial Statements
17

MFS Total Return Bond Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.54	$9.20	$9.58	$10.01	$11.29	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.31	$0.24	$0.12	$0.15
Net realized and unrealized gain (loss)	0.16	0.36	(0.37)	(0.41)	(1.13)	0.27
Total from investment operations	$0.32	$0.67	$(0.06)	$(0.17)	$(1.01)	$0.42
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.33)	$(0.32)	$(0.26)	$(0.13)	$(0.19)
From net realized gain	—	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.16)	$(0.33)	$(0.32)	$(0.26)	$(0.27)	$(0.23)
Net asset value, end of period (x)	$9.70	$9.54	$9.20	$9.58	$10.01	$11.29
Total return (%) (r)(s)(t)(x)	3.38 (n)	7.33	(0.66)	(1.68)	(9.13)	3.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52 (a)	1.52	1.53	1.53	1.51	1.52
Expenses after expense reductions (f)	1.35 (a)	1.35	1.35	1.35	1.35	1.37
Net investment income (loss)	3.26 (a)	3.30	3.31	2.52	1.09	1.35
Portfolio turnover rate	24 (n)	75	76	97	185	188
Net assets at end of period (000 omitted)	$811	$906	$1,886	$3,384	$4,618	$6,865
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	11 (n)	27	44	—	—	—

See Notes to Financial Statements
18

MFS Total Return Bond Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.53	$9.19	$9.57	$10.01	$11.28	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.30	$0.23	$0.11	$0.14
Net realized and unrealized gain (loss)	0.17	0.36	(0.37)	(0.42)	(1.12)	0.26
Total from investment operations	$0.32	$0.66	$(0.07)	$(0.19)	$(1.01)	$0.40
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.32)	$(0.31)	$(0.25)	$(0.12)	$(0.18)
From net realized gain	—	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.15)	$(0.32)	$(0.31)	$(0.25)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$9.70	$9.53	$9.19	$9.57	$10.01	$11.28
Total return (%) (r)(s)(t)(x)	3.44 (n)	7.23	(0.76)	(1.88)	(9.14)	3.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52 (a)	1.52	1.53	1.53	1.51	1.52
Expenses after expense reductions (f)	1.45 (a)	1.45	1.45	1.45	1.45	1.47
Net investment income (loss)	3.16 (a)	3.19	3.21	2.39	0.99	1.25
Portfolio turnover rate	24 (n)	75	76	97	185	188
Net assets at end of period (000 omitted)	$23,069	$26,355	$29,563	$36,253	$56,980	$77,610
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	11 (n)	27	44	—	—	—

See Notes to Financial Statements
19

MFS Total Return Bond Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.40	$0.39	$0.33	$0.22	$0.25
Net realized and unrealized gain (loss)	0.16	0.35	(0.37)	(0.42)	(1.13)	0.26
Total from investment operations	$0.36	$0.75	$0.02	$(0.09)	$(0.91)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.41)	$(0.40)	$(0.34)	$(0.23)	$(0.29)
From net realized gain	—	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.20)	$(0.41)	$(0.40)	$(0.34)	$(0.37)	$(0.33)
Net asset value, end of period (x)	$9.68	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	3.85 (n)	8.30	0.24	(0.80)	(8.32)	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52 (a)	0.52	0.53	0.53	0.51	0.52
Expenses after expense reductions (f)	0.45 (a)	0.45	0.45	0.45	0.45	0.47
Net investment income (loss)	4.16 (a)	4.18	4.21	3.43	1.99	2.22
Portfolio turnover rate	24 (n)	75	76	97	185	188
Net assets at end of period (000 omitted)	$1,849,203	$1,773,595	$1,568,577	$1,361,313	$1,617,089	$1,651,206
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	11 (n)	27	44	—	—	—

See Notes to Financial Statements
20

MFS Total Return Bond Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.54	$9.20	$9.57	$10.01	$11.28	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.30	$0.23	$0.11	$0.14
Net realized and unrealized gain (loss)	0.16	0.36	(0.36)	(0.42)	(1.12)	0.26
Total from investment operations	$0.31	$0.66	$(0.06)	$(0.19)	$(1.01)	$0.40
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.32)	$(0.31)	$(0.25)	$(0.12)	$(0.18)
From net realized gain	—	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.15)	$(0.32)	$(0.31)	$(0.25)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$9.70	$9.54	$9.20	$9.57	$10.01	$11.28
Total return (%) (r)(s)(t)(x)	3.33 (n)	7.23	(0.65)	(1.88)	(9.14)	3.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52 (a)	1.52	1.53	1.53	1.51	1.52
Expenses after expense reductions (f)	1.45 (a)	1.45	1.45	1.45	1.45	1.47
Net investment income (loss)	3.16 (a)	3.19	3.22	2.45	0.99	1.22
Portfolio turnover rate	24 (n)	75	76	97	185	188
Net assets at end of period (000 omitted)	$907	$828	$1,271	$1,279	$1,641	$1,812
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	11 (n)	27	44	—	—	—

See Notes to Financial Statements
21

MFS Total Return Bond Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.35	$0.35	$0.28	$0.16	$0.20
Net realized and unrealized gain (loss)	0.16	0.36	(0.38)	(0.42)	(1.13)	0.27
Total from investment operations	$0.34	$0.71	$(0.03)	$(0.14)	$(0.97)	$0.47
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.37)	$(0.35)	$(0.29)	$(0.17)	$(0.24)
From net realized gain	—	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.18)	$(0.37)	$(0.35)	$(0.29)	$(0.31)	$(0.28)
Net asset value, end of period (x)	$9.68	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	3.59 (n)	7.77	(0.27)	(1.29)	(8.79)	4.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02 (a)	1.02	1.03	1.03	1.01	1.02
Expenses after expense reductions (f)	0.95 (a)	0.95	0.95	0.95	0.95	0.97
Net investment income (loss)	3.66 (a)	3.69	3.72	2.94	1.49	1.74
Portfolio turnover rate	24 (n)	75	76	97	185	188
Net assets at end of period (000 omitted)	$12,705	$12,929	$12,556	$14,215	$16,565	$25,398
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	11 (n)	27	44	—	—	—

See Notes to Financial Statements
22

MFS Total Return Bond Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.37	$0.37	$0.31	$0.19	$0.23
Net realized and unrealized gain (loss)	0.16	0.36	(0.37)	(0.42)	(1.13)	0.26
Total from investment operations	$0.35	$0.73	$0.00 (w)	$(0.11)	$(0.94)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.39)	$(0.38)	$(0.32)	$(0.20)	$(0.26)
From net realized gain	—	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.19)	$(0.39)	$(0.38)	$(0.32)	$(0.34)	$(0.30)
Net asset value, end of period (x)	$9.68	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	3.72 (n)	8.04	(0.02)	(1.04)	(8.55)	4.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77 (a)	0.77	0.78	0.78	0.76	0.77
Expenses after expense reductions (f)	0.70 (a)	0.70	0.70	0.70	0.70	0.72
Net investment income (loss)	3.91 (a)	3.94	3.97	3.19	1.75	1.98
Portfolio turnover rate	24 (n)	75	76	97	185	188
Net assets at end of period (000 omitted)	$90,098	$85,226	$69,406	$68,213	$79,389	$57,652
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	11 (n)	27	44	—	—	—

See Notes to Financial Statements
23

MFS Total Return Bond Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.40	$0.39	$0.33	$0.22	$0.26
Net realized and unrealized gain (loss)	0.17	0.35	(0.37)	(0.42)	(1.13)	0.25
Total from investment operations	$0.37	$0.75	$0.02	$(0.09)	$(0.91)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.41)	$(0.40)	$(0.34)	$(0.23)	$(0.29)
From net realized gain	—	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.20)	$(0.41)	$(0.40)	$(0.34)	$(0.37)	$(0.33)
Net asset value, end of period (x)	$9.69	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	3.95 (n)	8.30	0.24	(0.80)	(8.32)	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52 (a)	0.52	0.53	0.53	0.51	0.52
Expenses after expense reductions (f)	0.45 (a)	0.45	0.45	0.45	0.45	0.47
Net investment income (loss)	4.16 (a)	4.19	4.22	3.45	1.98	2.23
Portfolio turnover rate	24 (n)	75	76	97	185	188
Net assets at end of period (000 omitted)	$45,371	$42,499	$38,952	$47,748	$50,056	$127,449
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	11 (n)	27	44	—	—	—

See Notes to Financial Statements
24

MFS Total Return Bond Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$9.52	$9.18	$9.56	$9.99	$11.27	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.41	$0.40	$0.34	$0.23	$0.26
Net realized and unrealized gain (loss)	0.16	0.35	(0.37)	(0.42)	(1.13)	0.26
Total from investment operations	$0.37	$0.76	$0.03	$(0.08)	$(0.90)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.42)	$(0.41)	$(0.35)	$(0.24)	$(0.30)
From net realized gain	—	—	—	—	(0.14)	(0.04)
Total distributions declared to shareholders	$(0.21)	$(0.42)	$(0.41)	$(0.35)	$(0.38)	$(0.34)
Net asset value, end of period (x)	$9.68	$9.52	$9.18	$9.56	$9.99	$11.27
Total return (%) (r)(s)(t)(x)	3.90 (n)	8.41	0.33	(0.70)	(8.23)	4.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.42 (a)	0.42	0.43	0.43	0.42	0.43
Expenses after expense reductions (f)	0.35 (a)	0.35	0.35	0.35	0.35	0.37
Net investment income (loss)	4.26 (a)	4.29	4.31	3.56	2.09	2.31
Portfolio turnover rate	24 (n)	75	76	97	185	188
Net assets at end of period (000 omitted)	$4,006,600	$3,794,034	$3,613,162	$3,470,078	$3,359,986	$3,320,149
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	11 (n)	27	44	—	—	—

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending April 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
25

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such
26

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,913,127,916	$—	$1,913,127,916
Non - U.S. Sovereign Debt	—	9,811,488	—	9,811,488
Municipal Bonds	—	79,806,690	—	79,806,690
U.S. Corporate Bonds	—	2,222,720,285	—	2,222,720,285
Residential Mortgage-Backed Securities	—	1,665,263,394	—	1,665,263,394
Commercial Mortgage-Backed Securities	—	482,594,713	—	482,594,713
Asset-Backed Securities (including CDOs)	—	1,039,779,276	—	1,039,779,276
Foreign Bonds	—	785,883,922	—	785,883,922
Investment Companies	259,115,605	—	—	259,115,605
Total	$259,115,605	$8,198,987,684	$—	$8,458,103,289

Other Financial Instruments
Futures Contracts – Assets	$9,138,151	$—	$—	$9,138,151
Futures Contracts – Liabilities	(84,704)	—	—	(84,704)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
27

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$9,138,151	$(84,704)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(3,684,441)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$2,886,464
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
28

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until
29

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$350,730,784
The federal tax cost and the tax basis components of distributable earnings were as follows:
30

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
As of 10/31/25
Cost of investments	$8,717,932,155
Gross appreciation	88,284,473
Gross depreciation	(348,113,339)
Net unrealized appreciation (depreciation)	$(259,828,866)
As of 4/30/25
Undistributed ordinary income	18,067,775
Capital loss carryforwards	(622,827,891)
Other temporary differences	(28,620,904)
Net unrealized appreciation (depreciation)	(418,661,146)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(202,844,260)
Long-Term	(419,983,631)
Total	$(622,827,891)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/25	Year ended 4/30/25
Class A	$47,646,868	$99,452,560
Class B	14,118	45,956
Class C	400,610	949,789
Class I	38,168,338	74,506,392
Class R1	13,926	39,174
Class R2	239,839	501,882
Class R3	1,745,710	3,265,574
Class R4	913,496	1,796,017
Class R6	84,085,051	170,173,440
Total	$173,227,956	$350,730,784
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. For the six months ended October 31, 2025, this management fee reduction amounted to $1,260,262, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its
31

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. For the six months ended October 31, 2025, this management fee reduction amounted to $576,934, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. For the six months ended October 31, 2025, this reduction amounted to $846,113, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $22,912 for the six months ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$2,942,847
Class B	0.75%	0.25%	1.00%	0.90%	4,268
Class C	0.75%	0.25%	1.00%	1.00%	124,801
Class R1	0.75%	0.25%	1.00%	1.00%	4,340
Class R2	0.25%	0.25%	0.50%	0.50%	32,389
Class R3	—	0.25%	0.25%	0.25%	110,513
Total Distribution and Service Fees					$3,219,158
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2025 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2025, this waiver amounted to $1,177,130 and $427 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2025, this rebate amounted to $3 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2025, were as follows:
32

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
Amount
Class A	$43,801
Class B	9
Class C	1,137
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2025, the fee was $87,443, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,129,334.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.0067% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$54
8/19/2024	Redemption	Class I	3	30
8/19/2024	Redemption	Class R1	3	31
8/19/2024	Redemption	Class R2	3	29
8/19/2024	Redemption	Class R3	3	30
8/19/2024	Redemption	Class R4	3	29
(4) Portfolio Securities
For the six months ended October 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,409,379,322	$1,668,604,709
Non-U.S. Government securities	620,169,668	272,777,594
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
33

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/25		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,659,606	$140,262,912	41,018,890	$390,598,957
Class B	4,040	38,216	5,063	48,307
Class C	170,785	1,636,558	736,144	7,046,888
Class I	21,733,762	207,648,295	65,388,675	622,765,901
Class R1	5,926	56,703	27,034	258,293
Class R2	115,444	1,108,403	383,345	3,638,185
Class R3	723,558	6,899,202	2,665,492	25,124,472
Class R4	631,250	6,044,914	1,167,509	11,112,772
Class R6	34,030,105	325,146,020	69,810,530	663,654,792
	72,074,476	$688,841,223	181,202,682	$1,724,248,567
Shares issued to shareholders in reinvestment of distributions
Class A	4,759,108	$45,547,176	10,053,505	$95,604,804
Class B	1,466	14,058	4,800	45,688
Class C	35,249	337,886	86,623	824,673
Class I	2,836,855	27,152,135	5,715,268	54,341,607
Class R1	1,452	13,926	4,022	38,321
Class R2	25,051	239,754	52,547	499,721
Class R3	182,364	1,745,534	342,714	3,259,143
Class R4	76,302	730,972	149,711	1,424,195
Class R6	8,505,859	81,444,590	17,354,097	165,061,821
	16,423,706	$157,226,031	33,763,287	$321,099,973
Shares reacquired
Class A	(23,007,636)	$(219,810,115)	(51,532,005)	$(489,087,781)
Class B	(16,850)	(160,870)	(120,018)	(1,144,282)
Class C	(591,052)	(5,662,083)	(1,274,155)	(12,112,686)
Class I	(19,879,527)	(190,094,404)	(55,674,848)	(528,443,001)
Class R1	(688)	(6,596)	(82,469)	(781,823)
Class R2	(186,461)	(1,787,149)	(445,649)	(4,236,017)
Class R3	(552,541)	(5,292,230)	(1,616,352)	(15,364,494)
Class R4	(485,944)	(4,643,787)	(1,096,612)	(10,403,516)
Class R6	(27,264,034)	(261,112,004)	(82,250,074)	(780,671,393)
	(71,984,733)	$(688,569,238)	(194,092,182)	$(1,842,244,993)
Net change
Class A	(3,588,922)	$(34,000,027)	(459,610)	$(2,884,020)
Class B	(11,344)	(108,596)	(110,155)	(1,050,287)
Class C	(385,018)	(3,687,639)	(451,388)	(4,241,125)
Class I	4,691,090	44,706,026	15,429,095	148,664,507
Class R1	6,690	64,033	(51,413)	(485,209)
Class R2	(45,966)	(438,992)	(9,757)	(98,111)
Class R3	353,381	3,352,506	1,391,854	13,019,121
Class R4	221,608	2,132,099	220,608	2,133,451
Class R6	15,271,930	145,478,606	4,914,553	48,045,220
	16,513,449	$157,498,016	20,873,787	$203,103,547
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 7%, 6%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares
34

MFS Total Return Bond Fund
Notes to Financial Statements (unaudited) - continued
of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2025, the fund’s commitment fee and interest expense were $19,741 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$111,208,659	$886,880,622	$739,010,615	$4,599	$32,340	$259,115,605

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,725,197	$—
35

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
36

MFS Total Return Bond Fund
Board Review of Investment Advisory Agreement
MFS Total Return Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
37

MFS Total Return Bond Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS has agreed in writing to reduce its advisory fee, and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
38

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 15, 2025

*  Print name and title of each signing officer under his or her signature.